Nuveen Massachusetts Municipal Bond Fund
Portfolio of Investments May 31, 2023
(Unaudited)
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 95.1%
X 606,157,477 MUNICIPAL BONDS - 95.1%
X 606,157,477
Education and Civic Organizations - 21.8%
$ 1,315 Lowell, Massachusetts, Collegiate Charter School Revenue Bonds, Series
2019, 5.000%, 6/15/39
6/26 at 100.00 N/R $ 1,265,832
650 Massachusetts Development Finance Agency, Revenue Bonds, Babson
College, Refunding Series 2022, 4.000%, 10/01/44
4/32 at 100.00 A+ 594,074
1,000 Massachusetts Development Finance Agency, Revenue Bonds, Bentley
College Issue, Series 2021A, 4.000%, 7/01/40
7/31 at 100.00 A2 932,670
Massachusetts Development Finance Agency, Revenue
Bonds, Berklee College of Music, Series 2016:
1,260 5.000%, 10/01/39 10/26 at 100.00 A 1,296,628
5,165 5.000%, 10/01/46 10/26 at 100.00 A 5,257,402
3,000 Massachusetts Development Finance Agency, Revenue Bonds, Boston
College, Series 2013S, 5.000%, 7/01/32
7/23 at 100.00 AA- 3,003,060
Massachusetts Development Finance Agency, Revenue
Bonds, Boston College, Series 2017T:
2,350 5.000%, 7/01/39 7/27 at 100.00 AA- 2,498,873
1,020 5.000%, 7/01/42 7/27 at 100.00 AA- 1,077,701
7,000 Massachusetts Development Finance Agency, Revenue Bonds, Boston
University, Series 2013X, 5.000%, 10/01/48
10/23 at 100.00 AA- 7,010,150
Massachusetts Development Finance Agency, Revenue
Bonds, Brandeis University Issue, Series 2018R:
1,195 5.000%, 10/01/37 10/28 at 100.00 A+ 1,282,283
840 5.000%, 10/01/38 10/28 at 100.00 A+ 897,825
1,000 5.000%, 10/01/39 10/28 at 100.00 A+ 1,066,000
3,000 Massachusetts Development Finance Agency, Revenue Bonds, Emerson
College, Series 2015, 5.000%, 1/01/35
1/25 at 100.00 BBB+ 3,034,680
Massachusetts Development Finance Agency, Revenue
Bonds, Emerson College, Series 2016A:
1,510 5.250%, 1/01/42 1/27 at 100.00 BBB+ 1,531,578
1,500 5.000%, 1/01/47 1/27 at 100.00 BBB+ 1,502,445
Massachusetts Development Finance Agency, Revenue
Bonds, Emerson College, Series 2017A:
1,600 5.000%, 1/01/37 1/28 at 100.00 BBB+ 1,633,840
6,020 5.000%, 1/01/40 1/28 at 100.00 BBB+ 6,089,832
2,000 Massachusetts Development Finance Agency, Revenue Bonds, Emerson
College, Series 2018, 5.000%, 1/01/43
1/28 at 100.00 BBB+ 2,013,720
2,500 Massachusetts Development Finance Agency, Revenue Bonds, Emmanuel
College, Series 2016A, 5.000%, 10/01/43
10/26 at 100.00 Baa2 2,433,250
2,055 Massachusetts Development Finance Agency, Revenue Bonds, Lesley
University, Series 2016, 5.000%, 7/01/36
7/26 at 100.00 BBB+ 2,081,078
Massachusetts Development Finance Agency, Revenue
Bonds, MCPHS University Issue, Series 2015H:
550 3.500%, 7/01/35 7/25 at 100.00 AA 537,928
235 5.000%, 7/01/37 7/25 at 100.00 AA 242,440
700 Massachusetts Development Finance Agency, Revenue Bonds, Merrimack
College, Series 2017, 5.000%, 7/01/37
7/26 at 100.00 BBB- 708,547
1,000 Massachusetts Development Finance Agency, Revenue Bonds, Merrimack
College, Series 2022, 5.000%, 7/01/52
7/32 at 100.00 BBB- 981,010
Massachusetts Development Finance Agency, Revenue
Bonds, Northeastern University, Series 2014A:
1,125 5.000%, 3/01/39 3/24 at 100.00 A1 1,133,921
2,065 5.000%, 3/01/44 3/24 at 100.00 A1 2,076,977
1,000 Massachusetts Development Finance Agency, Revenue Bonds,
Northeastern University, Series 2020A, 5.000%, 10/01/35
10/30 at 100.00 A1 1,128,690
1,000 Massachusetts Development Finance Agency, Revenue Bonds,
Northeastern University, Series 2022, 5.000%, 10/01/44
10/32 at 100.00 A1 1,108,800
1,000 Massachusetts Development Finance Agency, Revenue Bonds, Simmons
College, Series 2013J, 5.250%, 10/01/39
10/23 at 100.00 BBB 1,002,320

Nuveen Massachusetts Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Education and Civic Organizations (continued)
$ 1,680 Massachusetts Development Finance Agency, Revenue Bonds, Simmons
University Issue, Series 2020M, 5.000%, 10/01/39
10/30 at 100.00 BBB $ 1,715,414
2,750 Massachusetts Development Finance Agency, Revenue Bonds, Springfield
College, Green Series 2021B, 4.000%, 6/01/41
6/30 at 100.00 BBB 2,405,728
2,495 Massachusetts Development Finance Agency, Revenue Bonds, Sterling
and Francine Clark Art Institute, Series 2015, 5.000%, 7/01/33
7/25 at 100.00 AA 2,594,401
2,415 Massachusetts Development Finance Agency, Revenue Bonds, Sterling
and Francine Clark Art Institute, Series 2016, 4.000%, 7/01/41
1/27 at 100.00 AA 2,390,826
610 Massachusetts Development Finance Agency, Revenue Bonds, Suffolk
University, Refunding Series 2019, 5.000%, 7/01/37
7/29 at 100.00 Baa2 628,361
5,000 Massachusetts Development Finance Agency, Revenue Bonds, Suffolk
University, Refunding Series 2020A, 4.000%, 7/01/45
7/30 at 100.00 Baa2 4,342,900
Massachusetts Development Finance Agency, Revenue
Bonds, Suffolk University, Series 2021:
570 4.000%, 7/01/46 7/31 at 100.00 Baa2 491,431
1,470 4.000%, 7/01/51 7/31 at 100.00 Baa2 1,227,612
1,500 Massachusetts Development Finance Agency, Revenue Bonds, The Broad
Institute, Series 2017, 5.000%, 4/01/36
10/27 at 100.00 AA- 1,608,225
875 Massachusetts Development Finance Agency, Revenue Bonds, Tufts
University, Series 2015Q, 5.000%, 8/15/38
8/25 at 100.00 AA- 896,525
1,000 Massachusetts Development Finance Agency, Revenue Bonds, Wheaton
College, Series 2017H, 5.000%, 1/01/37
1/28 at 100.00 Baa2 1,008,370
Massachusetts Development Finance Agency, Revenue
Bonds, Woods Hole Oceanographic Institution, Series
2018:
1,000 5.000%, 6/01/37 6/28 at 100.00 AA- 1,062,390
1,000 5.000%, 6/01/38 6/28 at 100.00 AA- 1,059,320
6,210 5.000%, 6/01/48 6/28 at 100.00 AA- 6,479,949
Massachusetts Development Finance Agency, Revenue
Bonds, Worcester Polytechnic Institute, Series 2017B:
5,000 5.000%, 9/01/42 9/27 at 100.00 A 5,183,400
7,000 5.000%, 9/01/45 9/27 at 100.00 A 7,232,260
Massachusetts Development Finance Agency, Revenue
Bonds, Worcester Polytechnic Institute, Series 2019:
745 5.000%, 9/01/33 9/29 at 100.00 A 810,843
1,000 4.000%, 9/01/44 9/29 at 100.00 A 933,960
3,500 5.000%, 9/01/49 9/29 at 100.00 A 3,646,440
Massachusetts Development Finance Authority, Revenue
Bonds, Suffolk University, Refunding Series 2017:
700 5.000%, 7/01/35 7/27 at 100.00 Baa2 721,112
500 5.000%, 7/01/36 7/27 at 100.00 Baa2 512,720
2,345 Massachusetts Development Finance Authority, Revenue Bonds, WGBH
Educational Foundation, Refunding Series 2016, 5.000%, 1/01/36
7/26 at 100.00 AA- 2,446,796
2,100 Massachusetts Development Finance Authority, Revenue Bonds, WGBH
Educational Foundation, Series 2002A, 5.750%, 1/01/42 - AMBAC
Insured
No Opt. Call AAA 2,601,501
1,655 Massachusetts Educational Financing Authority, Education Loan Revenue
Bonds, Issue J, Series 2016, 5.000%, 7/01/24, (AMT)
No Opt. Call AA 1,670,077
Massachusetts Educational Financing Authority, Education
Loan Revenue Bonds, Issue K, Series 2017A:
1,480 5.000%, 7/01/24, (AMT) No Opt. Call AA 1,495,037
2,800 5.000%, 7/01/26, (AMT) No Opt. Call AA 2,889,012
Massachusetts Educational Financing Authority, Education
Loan Revenue Bonds, Issue L, Senior Series 2020B:
850 5.000%, 7/01/29, (AMT) No Opt. Call AA 902,462
1,000 5.000%, 7/01/30, (AMT) No Opt. Call AA 1,071,820
1,000 Massachusetts Educational Financing Authority, Student Loan Revenue
Bonds, Issue I Series 2014, 5.000%, 1/01/27, (AMT)
1/25 at 100.00 AA 1,016,080
2,500 University of Massachusetts Building Authority, Project Revenue Bonds,
Senior Series 2015-1, 5.000%, 11/01/40
11/25 at 100.00 Aa2 2,588,675

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Education and Civic Organizations (continued)
University of Massachusetts Building Authority, Project
Revenue Bonds, Senior Series 2022-1:
$ 5,550 4.000%, 11/01/46 5/32 at 100.00 Aa2 $ 5,407,143
10,605 5.000%, 11/01/52 5/30 at 100.00 Aa2 11,242,254
University of Massachusetts Building Authority, Revenue
Bonds, Refunding Senior Series 2019-1:
1,000 5.000%, 5/01/38 5/29 at 100.00 Aa2 1,082,290
2,000 5.000%, 5/01/39 5/29 at 100.00 Aa2 2,160,480
Total Education and Civic Organizations 138,949,368
Health Care - 16.9%
2,160 Massachusetts Development Finance Agency Revenue Bonds, South
Shore Hospital, Series 2016I, 5.000%, 7/01/41
7/26 at 100.00 BBB 2,182,702
Massachusetts Development Finance Agency, Revenue
Bonds, Baystate Medical Center Issue, Series 2014N:
1,000 5.000%, 7/01/34 7/24 at 100.00 A+ 1,013,290
5,700 5.000%, 7/01/44 7/24 at 100.00 A+ 5,721,432
Massachusetts Development Finance Agency, Revenue
Bonds, Beth Israel Lahey Health Issue, Series 2019K:
1,250 5.000%, 7/01/36 7/29 at 100.00 A 1,342,475
1,400 5.000%, 7/01/38 7/29 at 100.00 A 1,488,116
275 5.000%, 7/01/39 7/29 at 100.00 A 290,675
250 5.000%, 7/01/41 7/29 at 100.00 A 260,645
7,800 Massachusetts Development Finance Agency, Revenue Bonds, Boston
Medical Center Issue, Green Bonds, Series 2015D, 5.000%, 7/01/44
7/25 at 100.00 BBB 7,883,226
Massachusetts Development Finance Agency, Revenue
Bonds, Boston Medical Center Issue, Series 2016E:
2,000 5.000%, 7/01/32 7/26 at 100.00 BBB 2,074,740
1,825 5.000%, 7/01/36 7/26 at 100.00 BBB 1,854,455
5,350 Massachusetts Development Finance Agency, Revenue Bonds, Boston
Medical Center Issue, Series 2023G, 5.250%, 7/01/48
7/33 at 100.00 BBB 5,605,409
Massachusetts Development Finance Agency, Revenue
Bonds, CareGroup Issue, Refunding Series 2016-I:
1,675 5.000%, 7/01/30 7/26 at 100.00 A 1,759,135
1,500 5.000%, 7/01/37 7/26 at 100.00 A 1,556,715
1,935 5.000%, 7/01/38 7/26 at 100.00 A 2,004,718
Massachusetts Development Finance Agency, Revenue
Bonds, CareGroup Issue, Series 2015H-1:
900 5.000%, 7/01/30 7/25 at 100.00 A 931,383
1,000 5.000%, 7/01/32 7/25 at 100.00 A 1,034,620
500 5.000%, 7/01/33 7/25 at 100.00 A 516,855
Massachusetts Development Finance Agency, Revenue
Bonds, CareGroup Issue, Series 2018J-2:
5,000 5.000%, 7/01/43 7/28 at 100.00 A 5,190,300
4,100 5.000%, 7/01/48 7/28 at 100.00 A 4,225,665
Massachusetts Development Finance Agency, Revenue
Bonds, Dana-Farber Cancer Institute Issue, Series 2016N:
1,925 5.000%, 12/01/41 12/26 at 100.00 A1 1,978,476
6,100 5.000%, 12/01/46 12/26 at 100.00 A1 6,222,488
Massachusetts Development Finance Agency, Revenue
Bonds, Lahey Health System Obligated Group Issue,
Series 2015F:
2,645 5.000%, 8/15/35 8/25 at 100.00 A 2,725,276
5,325 5.000%, 8/15/45 8/25 at 100.00 A 5,410,200
Massachusetts Development Finance Agency, Revenue
Bonds, Mass General Brigham, Sereis 2020A-2:
3,535 4.000%, 7/01/40 1/30 at 100.00 AA- 3,464,406
1,490 4.000%, 7/01/41 1/30 at 100.00 AA- 1,450,888
1,545 Massachusetts Development Finance Agency, Revenue Bonds, Milford
Regional Medical Center Issue, Series 2014F, 5.750%, 7/15/43
7/23 at 100.00 B+ 1,545,340

Nuveen Massachusetts Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Health Care (continued)
Massachusetts Development Finance Agency, Revenue
Bonds, Milford Regional Medical Center Issue, Series
2020G:
$ 100 5.000%, 7/15/30, 144A No Opt. Call B+ $ 98,633
100 5.000%, 7/15/37, 144A 7/30 at 100.00 B+ 91,614
Massachusetts Development Finance Agency, Revenue
Bonds, Partners HealthCare System Issue, Series 2016Q:
1,250 4.000%, 7/01/41 7/26 at 100.00 AA- 1,217,188
2,250 5.000%, 7/01/41 7/26 at 100.00 AA- 2,320,537
4,710 5.000%, 7/01/47 7/26 at 100.00 AA- 4,834,297
Massachusetts Development Finance Agency, Revenue
Bonds, Partners HealthCare System Issue, Series 2017S-1:
2,200 5.000%, 7/01/37 1/28 at 100.00 AA- 2,335,696
6,330 4.000%, 7/01/41 1/28 at 100.00 AA- 6,163,837
Massachusetts Development Finance Agency, Revenue
Bonds, Southcoast Health System Obligated Group Issue,
Series 2013F:
1,750 5.000%, 7/01/27 7/23 at 100.00 BBB+ 1,751,208
1,000 5.000%, 7/01/37 7/23 at 100.00 BBB+ 1,000,490
365 Massachusetts Development Finance Agency, Revenue Bonds, Southcoast
Health System Obligated Group Issue, Series 2021G, 4.000%, 7/01/46
7/31 at 100.00 A- 318,762
3,800 Massachusetts Development Finance Agency, Revenue Bonds, The Lowell
General Hospital, Series 2013G, 5.000%, 7/01/44
7/23 at 100.00 BBB+ 3,653,738
890 Massachusetts Development Finance Agency, Revenue Bonds, UMass
Memorial Health Care Obligated Group Issue, Series 2017K, 5.000%,
7/01/38
1/27 at 100.00 A- 906,323
Massachusetts Development Finance Agency, Revenue
Bonds, UMass Memorial Health Care Obligated Group
Issue, Series 2017L:
400 3.625%, 7/01/37 7/27 at 100.00 A- 350,936
6,855 5.000%, 7/01/44 7/27 at 100.00 A- 6,911,211
555 Massachusetts Development Finance Agency, Revenue Bonds, UMass
Memorial Health Care, Series 2016I, 5.000%, 7/01/36
7/26 at 100.00 A- 569,580
500 Massachusetts Development Finance Agency, Revenue Bonds, Wellforce
Issue, Series 2019A, 5.000%, 7/01/44
1/29 at 100.00 BBB+ 484,455
Massachusetts Development Finance Agency, Revenue
Bonds, Wellforce Issue, Series 2020C:
3,355 3.000%, 10/01/45 - AGM Insured 10/30 at 100.00 AA 2,606,801
2,700 4.000%, 10/01/45 - AGM Insured 10/30 at 100.00 AA 2,544,183
Total Health Care 107,893,119
Housing/Multifamily - 2.1%
5,000 Massachusetts Development Finance Agency, Multifamily Housing
Revenue Bonds, Salem Heights II Preservation Associates LP, Social
Series 2021A, 2.300%, 1/01/42
No Opt. Call AA+ 3,424,400
2,115 Massachusetts Housing Finance Agency, Housing Bonds, Series 2019B-1,
3.100%, 12/01/44
12/28 at 100.00 AA+ 1,673,620
2,000 Massachusetts Housing Finance Agency, Housing Bonds, Series 2020A-1,
3.000%, 12/01/45
12/28 at 100.00 AA+ 1,533,660
1,800 Massachusetts Housing Finance Agency, Housing Bonds, Sustainability
Green Series 2020C-1, 2.450%, 12/01/45
12/29 at 100.00 AA+ 1,224,126
Massachusetts Housing Finance Agency, Housing Bonds,
Sustainability Green Series 2020D-1:
1,500 2.200%, 12/01/40 6/30 at 100.00 AA+ 1,081,650
1,100 2.375%, 12/01/45 6/30 at 100.00 AA+ 736,791
Massachusetts Housing Finance Agency, Housing Bonds,
Sustainability Green Series 2021A-1:
500 2.000%, 12/01/36 6/30 at 100.00 AA+ 389,180
410 2.375%, 12/01/46 6/30 at 100.00 AA+ 270,182
325 2.450%, 12/01/51 6/30 at 100.00 AA+ 201,162
2,685 Massachusetts Housing Finance Agency, Housing Bonds, Sustainability
Green Series 2022C-1, 5.000%, 12/01/47
6/32 at 100.00 AA+ 2,795,837
Total Housing/Multifamily 13,330,608

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Housing/Single Family - 0.8%
$ 1,500 Massachusetts Housing Finance Agency, Single Family Housing Revenue
Bonds, Series 2020-218, 2.400%, 6/01/44
12/29 at 100.00 AA+ $ 1,065,960
1,500 Massachusetts Housing Finance Agency, Single Family Housing Revenue
Bonds, Social Series 2021-221, 2.300%, 6/01/44
6/30 at 100.00 AA+ 1,060,425
Massachusetts Housing Finance Agency, Single Family
Housing Revenue Bonds, Social Series 2021-223:
1,200 1.950%, 6/01/32 12/30 at 100.00 AA+ 1,008,060
750 2.000%, 12/01/32 12/30 at 100.00 AA+ 637,860
1,380 2.050%, 6/01/33 12/30 at 100.00 AA+ 1,169,812
500 2.100%, 12/01/33 12/30 at 100.00 AA+ 422,020
Total Housing/Single Family 5,364,137
Long-Term Care - 0.7%
Massachusetts Development Finance Agency Revenue
Refunding Bonds, NewBridge on the Charles, Inc. Issue,
Series 2017:
1,910 4.125%, 10/01/42, 144A 6/23 at 105.00 BB+ 1,539,021
275 5.000%, 10/01/47, 144A 6/23 at 105.00 BB+ 246,812
560 Massachusetts Development Finance Agency, Revenue Bonds, Berkshire
Retirement Community Lennox, Series 2015, 5.000%, 7/01/31
7/25 at 100.00 A+ 568,495
550 Massachusetts Development Finance Agency, Revenue Bonds, Loomis
Communities, Series 2021, 4.000%, 1/01/51
1/27 at 103.00 BBB 425,810
400 Massachusetts Development Finance Agency, Revenue Bonds, Orchard
Cove, Inc., Refunding Series 2019, 5.000%, 10/01/39
10/24 at 104.00 BBB 392,964
1,020 Massachusetts Development Finance Agency, Revenue Bonds, Salem
Community Corporation, Refunding Series 2022, 5.125%, 1/01/40
1/32 at 100.00 N/R 927,007
Total Long-Term Care 4,100,109
Tax Obligation/General - 16.3%
825 Andover, Massachusetts, General Obligation Bonds, Municipal Purpose
Loan Series 2022, 4.000%, 7/15/42
7/31 at 100.00 AAA 833,555
Central Berkshire Regional School District, Dalton,
Massachusetts, General Obligation Bonds, State Qualified
Series 2019:
1,400 3.000%, 6/01/38 6/28 at 100.00 AA+ 1,234,170
1,440 3.000%, 6/01/39 6/28 at 100.00 AA+ 1,251,951
1,490 3.000%, 6/01/40 6/28 at 100.00 AA+ 1,276,900
10,000 Dennis-Yarmouth Regional School District, Barnstable County,
Massachusetts, General Obligation Bond,  Anticipation Note Series
2022, 4.500%, 11/14/23
No Opt. Call N/R 10,043,800
Fall River, Massachusetts, General Obligation Bonds, State
Qualified Municipal Purpose Loan Series 2021:
1,655 4.000%, 12/01/32 12/29 at 100.00 Aa2 1,747,150
1,610 4.000%, 12/01/33 12/29 at 100.00 Aa2 1,682,386
1,615 Higham, Massachusetts, General Obligation Bonds, Water Series 2020,
3.000%, 2/15/38
8/28 at 100.00 AAA 1,459,379
1,740 Hudson, Massachusetts, General Obligation Bonds, Municipal Purpose
Loan Series 2011, 5.000%, 2/15/32
7/23 at 100.00 AA 1,742,210
2,000 Massachusetts Development Finance Agency, Special Obligation Bonds,
Commonwealth Contract  Assistance, Series 2015A, 4.000%, 5/01/45
5/25 at 100.00 Aa1 1,974,500
3,000 Massachusetts State, General Obligation Bonds, Consolidated Loan,
Series 2015C, 5.000%, 7/01/45
7/25 at 100.00 AA+ 3,068,940
1,190 Massachusetts State, General Obligation Bonds, Consolidated Loan,
Series 2016A, 5.000%, 3/01/46
3/24 at 100.00 AA+ 1,198,032
3,000 Massachusetts State, General Obligation Bonds, Consolidated Loan,
Series 2017A, 5.000%, 4/01/42
4/27 at 100.00 AA+ 3,144,540
5,000 Massachusetts State, General Obligation Bonds, Consolidated Loan,
Series 2017F, 5.000%, 11/01/46
11/27 at 100.00 AA+ 5,250,950
Massachusetts State, General Obligation Bonds,
Consolidated Loan, Series 2018A:
3,750 5.000%, 1/01/42 1/28 at 100.00 AA+ 3,968,212
2,490 5.000%, 1/01/45 1/28 at 100.00 AA+ 2,625,331
950 5.000%, 1/01/46 1/28 at 100.00 AA+ 1,000,569

Nuveen Massachusetts Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General (continued)
$ 11,110 Massachusetts State, General Obligation Bonds, Consolidated Loan,
Series 2019A, 5.000%, 1/01/49
1/29 at 100.00 AA+ $ 11,763,046
7,000 Massachusetts State, General Obligation Bonds, Consolidated Loan,
Series 2022C, 5.250%, 10/01/47
10/32 at 100.00 AA+ 7,850,080
1,250 Massachusetts State, General Obligation Bonds, Refunding Series 2020D,
4.000%, 11/01/40
11/30 at 100.00 AA+ 1,259,200
10,000 Massachusetts State, General Obligation Bonds, Series 2022E, 5.000%,
11/01/47
11/32 at 100.00 AA+ 10,993,100
1,000 North Reading, Massachusetts, General Obligation Bonds, Municipal
Purpose Loan Series 2012, 5.000%, 5/15/35
7/23 at 100.00 Aa2 1,001,100
5,000 Northeast Metropolitan Regional Vocational Technical School District,
Massachusetts, General Obligation Bonds, School Series 2022, 4.000%,
4/15/47
4/31 at 100.00 AA 4,917,850
1,950 Pentucket Regional School District, Massachusetts, General Obligation
Bonds, Series 2019, 3.000%, 9/01/42
9/27 at 100.00 Aa2 1,585,974
3,000 Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1,
4.000%, 7/01/46
7/31 at 103.00 N/R 2,425,680
7,555 Revere, Massachusetts, General Obligation Bonds, State Qualified
Municipal Purpose Loan Series 2022, 4.000%, 8/01/47
8/31 at 100.00 AA+ 7,429,965
3,215 Scituate, Massachusetts, General Obligation Bonds, Municipal Purpose
Loan Series 2015, 4.000%, 9/15/33
9/24 at 100.00 AA+ 3,241,845
2,170 Tisbury, Massachusetts, General Obligation Bonds, Municipal Purpose
Loan Series 2022, 4.000%, 8/15/42
8/30 at 100.00 AA+ 2,169,957
2,615 Waltham, Massachusetts, General Obligation Bonds, School Series 2020,
3.000%, 10/15/33
10/29 at 100.00 AA+ 2,502,738
3,440 Webster, Massachusetts, General Obligation Bonds, Qualified School
Project, Chapter 70B, Loan Series 2022, 4.000%, 12/01/42
12/31 at 100.00 AA+ 3,435,597
Total Tax Obligation/General 104,078,707
Tax Obligation/Limited - 20.1%
Government of Guam, Business Privilege Tax Bonds,
Refunding Series 2015D:
1,355 5.000%, 11/15/27 11/25 at 100.00 BB 1,375,989
1,000 5.000%, 11/15/39 11/25 at 100.00 BB 989,350
Guam Government, Limited Obligation Section 30 Revenue
Bonds, Series 2016A:
1,160 5.000%, 12/01/31 12/26 at 100.00 BB 1,191,216
2,000 5.000%, 12/01/46 12/26 at 100.00 BB 1,929,160
1,010 Martha's Vineyard Land Bank, Massachusetts, Revenue Bonds, Refunding
Green Series 2014, 5.000%, 5/01/33 - BAM Insured
11/24 at 100.00 AA 1,032,604
500 Martha's Vineyard Land Bank, Massachusetts, Revenue Bonds, Refunding
Green Series 2017, 5.000%, 5/01/36 - BAM Insured
5/27 at 100.00 AA 531,110
10,000 Massachusetts Bay Transportation Authority, Assessment Bonds,
Sustainability Series 2022A-2, 5.000%, 7/01/52
7/32 at 100.00 AAA 10,957,400
2,500 Massachusetts Bay Transportation Authority, Sales Tax Revenue Bonds,
Senior Lien Series 2015A, 5.000%, 7/01/45
7/25 at 100.00 AAA 2,557,450
10,000 Massachusetts Bay Transportation Authority, Sales Tax Revenue Bonds,
Senior Series 2023A-1, 5.250%, 7/01/48
7/33 at 100.00 AAA 11,302,200
2,050 Massachusetts Bay Transportation Authority, Sales Tax Revenue Bonds,
Subordinated Series 2017A-2, 5.000%, 7/01/44
7/27 at 100.00 AA+ 2,145,653
Massachusetts Bay Transportation Authority, Sales Tax
Revenue Bonds, Subordinated Series 2021A-1:
4,330 4.000%, 7/01/39 7/31 at 100.00 AA+ 4,366,762
1,000 4.000%, 7/01/51 7/31 at 100.00 AA+ 970,020
5,570 Massachusetts Bay Transportation Authority, Sales Tax Revenue Bonds,
Subordinated Sustainability Series 2017A-1, 5.000%, 7/01/41
7/27 at 100.00 AA+ 5,852,789
500 Massachusetts College Building Authority, Project Revenue Bonds,
Refunding Series 2022A, 4.000%, 5/01/42
5/32 at 100.00 AA 497,985
1,310 Massachusetts College Building Authority, Revenue Bonds, Refunding
Series 2011A, 5.000%, 5/01/24
No Opt. Call AA 1,330,331
1,650 Massachusetts School Building Authority, Dedicated Sales Tax Revenue
Bonds, Refunding Senior Series 2015C, 5.000%, 8/15/37
8/25 at 100.00 AAA 1,702,387

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
Massachusetts School Building Authority, Dedicated Sales
Tax Revenue Bonds, Senior Social Series 2020A:
$ 5,000 4.000%, 8/15/45 8/30 at 100.00 AAA $ 4,899,850
3,020 5.000%, 8/15/50 8/30 at 100.00 AAA 3,235,235
7,000 Massachusetts School Building Authority, Dedicated Sales Tax Revenue
Bonds, Subordinated Series 2018A, 5.250%, 2/15/48
2/28 at 100.00 AA+ 7,432,670
4,480 Massachusetts School Building Authority, Dedicated Sales Tax Revenue
Bonds, Subordinated Series 2019A, 5.000%, 2/15/44
2/29 at 100.00 AA+ 4,775,501
2,800 Massachusetts State, Transportation Fund Revenue Bonds, Rail
Enhancement & Accelerated Bridge Program, Series 2016A, 5.000%,
6/01/41
6/26 at 100.00 AAA 2,910,544
3,180 Massachusetts State, Transportation Fund Revenue Bonds, Rail
Enhancement & Accelerated Bridge Programs, Series 2017A, 5.000%,
6/01/47
6/27 at 100.00 AAA 3,321,669
5,540 Massachusetts State, Transportation Fund Revenue Bonds, Rail
Enhancement & Accelerated Bridge Programs, Series 2019A, 5.000%,
6/01/49
6/29 at 100.00 AAA 5,893,618
3,500 Massachusetts State, Transportation Fund Revenue Bonds, Rail
Enhancement Program, Series 2015A, 5.000%, 6/01/45
6/25 at 100.00 AAA 3,578,120
15,000 Massachusetts State, Transportation Fund Revenue Bonds, Rail
Enhancement Program, Sustainability  Green Series 2022A, 5.000%,
6/01/50
6/31 at 100.00 AAA 16,246,050
4,805 Massachusetts State, Transportation Fund Revenue Bonds, Refunding
Series 2017A, 5.000%, 6/01/43
12/27 at 100.00 AAA 5,067,641
1,665 Massachusetts State, Transportation Fund Revenue Bonds, Refunding
Series 2021A, 5.000%, 6/01/42
6/31 at 100.00 AAA 1,833,082
1,510 Matching Fund Special Purpose Securitization Corporation, Virgin Islands,
Revenue Bonds, Series 2022A, 5.000%, 10/01/39
10/32 at 100.00 N/R 1,489,977
5,000 Puerto Rico Highway and Transportation Authority, Restructured Toll
Revenue Bonds, Series 2022A, 5.000%, 7/01/62
7/32 at 100.00 N/R 4,806,250
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1:
3,177 4.550%, 7/01/40 7/28 at 100.00 N/R 3,031,493
4,510 0.000%, 7/01/46 7/28 at 41.38 N/R 1,218,783
4,725 4.750%, 7/01/53 7/28 at 100.00 N/R 4,381,256
5,708 5.000%, 7/01/58 7/28 at 100.00 N/R 5,467,922
Total Tax Obligation/Limited 128,322,067
Transportation - 5.7%
1,250 Massachusetts Department of Transportation, Metropolitan Highway
System Revenue Bonds, Refunding Senior Lien Series 2019A, 5.000%,
1/01/37
1/29 at 100.00 A+ 1,355,925
1,500 Massachusetts Port Authority, Revenue Bonds, Refunding Series 2017A,
5.000%, 7/01/42, (AMT)
7/27 at 100.00 AA 1,534,935
1,250 Massachusetts Port Authority, Revenue Bonds, Refunding Series 2021A,
5.000%, 7/01/39
7/31 at 100.00 AA 1,385,938
Massachusetts Port Authority, Revenue Bonds, Refunding
Series 2021B:
1,200 5.000%, 7/01/40, (AMT) 7/31 at 100.00 AA 1,273,236
5,750 5.000%, 7/01/44, (AMT) 7/24 at 100.00 AA 5,781,222
1,780 Massachusetts Port Authority, Revenue Bonds, Series 2014A, 5.000%,
7/01/34
7/24 at 100.00 AA 1,810,652
Massachusetts Port Authority, Revenue Bonds, Series 2015A:
1,425 5.000%, 7/01/40 7/25 at 100.00 AA 1,463,033
2,000 5.000%, 7/01/45 7/25 at 100.00 AA 2,045,960
1,750 Massachusetts Port Authority, Revenue Bonds, Series 2015B, 5.000%,
7/01/45, (AMT)
7/25 at 100.00 AA 1,766,835
10,000 Massachusetts Port Authority, Revenue Bonds, Series 2019C, 5.000%,
7/01/49, (AMT)
7/29 at 100.00 AA 10,273,900
2,500 Massachusetts Port Authority, Revenue Bonds, Series 2021E, 5.000%,
7/01/46, (AMT)
7/31 at 100.00 AA 2,607,125

Nuveen Massachusetts Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Transportation (continued)
$ 4,675 Massachusetts Port Authority, Special Facilities Revenue Bonds, BOSFUEL
Corporation, Series 2019A, 5.000%, 7/01/49, (AMT)
7/29 at 100.00 A1 $ 4,800,524
Total Transportation 36,099,285
U.S. Guaranteed - 3.9% (4)
1,890 Massachusetts College Building Authority, Project Revenue Bonds, Green
Series 2014B, 5.000%, 5/01/44, (Pre-refunded 5/01/24)
5/24 at 100.00 AA 1,918,993
5,915 Massachusetts Development Finance Agency Revenue Bonds, Childrens
Hospital Issue, Series 2014P, 5.000%, 10/01/46, (Pre-refunded 10/01/24)
10/24 at 100.00 AA 6,031,585
2,340 Massachusetts Development Finance Agency, Hospital Revenue Bonds,
Cape Cod Healthcare Obligated Group, Series 2013, 5.250%, 11/15/41,
(Pre-refunded 11/15/23)
11/23 at 100.00 N/R 2,359,164
6,000 Massachusetts Development Finance Agency, Revenue Bonds, Atrius
Health Issue, Series 2019A, 5.000%, 6/01/39, (Pre-refunded 6/01/29)
6/29 at 100.00 N/R 6,776,040
665 Massachusetts Development Finance Agency, Revenue Bonds, North Hill
Communities Issue, Series 2013A, 6.250%, 11/15/28, (Pre-refunded
11/15/23), 144A
11/23 at 100.00 N/R 672,594
2,500 Massachusetts Development Finance Agency, Revenue Bonds, Partners
HealthCare System, Series 2014M-4, 5.000%, 7/01/44, (Pre-refunded
7/01/23)
7/23 at 100.00 AA- 2,503,075
1,550 Massachusetts Development Finance Agency, Revenue Bonds, Phillips
Academy , Series 2014A, 5.000%, 9/01/43, (Pre-refunded 9/01/23)
9/23 at 100.00 Aaa 1,556,029
1,820 Massachusetts Water Resources Authority, General Revenue Bonds, Green
Series 2016C, 5.000%, 8/01/40, (Pre-refunded 8/01/26)
8/26 at 100.00 AA+ 1,937,827
1,000 Massachusetts Water Resources Authority, General Revenue Bonds, Series
2016B, 5.000%, 8/01/40, (Pre-refunded 8/01/26)
8/26 at 100.00 AA+ 1,064,740
Total U.S. Guaranteed 24,820,047
Utilities - 6.8%
4,000 Boston Water and Sewer Commission, Massachusetts, General Revenue
Bonds, Senior Series 2018A, 4.000%, 11/01/40
5/26 at 100.00 AAA 4,007,040
2,805 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Refunding Series 2017, 5.000%, 7/01/40
7/27 at 100.00 A- 2,840,539
920 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Series 2016, 5.000%, 1/01/46
7/26 at 100.00 A- 928,464
2,500 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Series 2020A, 5.000%, 1/01/50
7/30 at 100.00 A- 2,510,800
2,700 Massachusetts Clean Water Trust, State Revolving Fund Bonds, Green 18
Series 2015, 5.000%, 2/01/45
2/24 at 100.00 AAA 2,715,795
1,650 Massachusetts Clean Water Trust, State Revolving Fund Bonds, Green 23B
Series 2021, 5.000%, 2/01/41
2/31 at 100.00 AAA 1,836,301
5,785 Massachusetts Clean Water Trust, State Revolving Fund Bonds,
Sustainabilty 24B Series 2022, 5.000%, 2/01/43
2/32 at 100.00 AAA 6,483,365
Massachusetts Municipal Wholesale Electric Company,
MMWEC, Revenue Bonds, Project 2015A, Series 2021A:
1,000 4.000%, 7/01/39 1/32 at 100.00 AA- 1,000,250
1,310 4.000%, 7/01/40 1/32 at 100.00 AA- 1,301,249
1,400 4.000%, 7/01/41 1/32 at 100.00 AA- 1,382,458
4,250 4.000%, 7/01/51 1/32 at 100.00 AA- 4,034,993
1,250 Massachusetts Water Resources Authority, General Revenue Bonds, Green
Series 2023B, 5.250%, 8/01/48
8/33 at 100.00 AA+ 1,413,862
Massachusetts Water Resources Authority, General Revenue
Bonds, Series 2017B:
1,000 5.000%, 8/01/39 8/27 at 100.00 AA+ 1,057,760
1,870 5.000%, 8/01/42 8/27 at 100.00 AA+ 1,966,642
4,945 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2020A, 5.000%, 7/01/30, 144A
No Opt. Call N/R 5,027,285
3,000 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021B, 5.000%, 7/01/37, 144A
7/31 at 100.00 N/R 2,978,910
1,010 Springfield Water and Sewer Commission, Massachusetts, General
Revenue Bonds, Series 2017C, 5.000%, 4/15/33
4/27 at 100.00 AA 1,086,942

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Utilities (continued)
$ 625 Springfield Water and Sewer Commission, Massachusetts, General
Revenue Bonds, Series 2019E, 4.000%, 4/15/39
4/29 at 100.00 AA $ 627,375
Total Utilities 43,200,030
Total Long-Term Investments
(cost $628,500,563) 606,157,477
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
SHORT-TERM INVESTMENTS -  2.1%
X 13,000,000 MUNICIPAL BONDS - 2.1%
X 13,000,000
Health Care - 1.0%
$ 6,000 Massachusetts Health and Educational Facilities Authority, Revenue Bonds,
Partners HealthCare System Inc., Variable Rate Demand Obligations,
Series 1997P, 3.200%, 7/01/27, (Mandatory Put 6/07/23) (5)
6/23 at 100.00 AA- $ 6,000,000
Total Health Care $ 6,000,000
Utilities - 1.1%
$ 7,000 Massachusetts Water Resources Authority, General Revenue Bonds,
Refunding Variable Rate Demand Obligations Series 2008A-1, 3.490%,
8/01/37, (Mandatory Put 6/07/23) (5)
5/23 at 100.00 AA $ 7,000,000
Total Utilities 7,000,000
Total Short-Term Investments
(cost $13,000,000) 13,000,000
Total Investments
(cost $641,500,563) - 97.2% 619,157,477
Other Assets & Liabilities, Net - 2.8% 18,129,634
Net Assets - 100% $ 637,287,111
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 606,157,477 $ – $ 606,157,477
Short-Term Investments:
Municipal Bonds – 13,000,000 – 13,000,000
Total
$ – $ 619,157,477 $ – $ 619,157,477

Nuveen Massachusetts Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2023
(Unaudited)

(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(5) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment.
The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax

Nuveen New York Municipal Bond Fund
Portfolio of Investments May 31, 2023
(Unaudited)
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 99.1%
X
1,133,595,675 MUNICIPAL BONDS - 99.1%
X 1,133,595,675
Consumer Staples - 3.1%
$ 15,110 Erie County Tobacco Asset Securitization Corporation, New York, Tobacco
Settlement Asset-Backed Bonds, Series 2005A, 5.000%, 6/01/38
7/23 at 100.00 BBB $ 14,154,443
76,105 Erie County Tobacco Asset Securitization Corporation, New York, Tobacco
Settlement Asset-Backed Bonds, Series 2005C, 0.000%, 6/01/50, 144A
7/23 at 18.47 N/R 7,995,591
New York Counties Tobacco Trust VI, New York, Tobacco
Settlement Pass-Through Bonds, Series Series 2016A-1:
1,075 5.625%, 6/01/35 No Opt. Call A- 1,102,273
6,885 5.750%, 6/01/43 No Opt. Call BBB- 7,127,421
1,330 New York Counties Tobacco Trust VI, New York, Tobacco Settlement Pass-
Through Bonds, Turbo Term Series 2016A. Including 2016A-1, 2016A-
2A and 2016A-2B, 5.000%, 6/01/45
6/26 at 100.00 BB+ 1,253,818
10,000 Suffolk Tobacco Asset Securitization Corporation, New York, Tobacco
Settlement Asset-Backed Bonds, Series 2021B-2, 0.000%, 6/01/66
6/31 at 27.72 N/R 1,090,800
3,000 TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006, 5.000%,
6/01/48
6/27 at 100.00 N/R 2,778,360
Total Consumer Staples 35,502,706
Education and Civic Organizations - 11.0%
2,045 Buffalo and Erie County Industrial Land Development Corporation, New
York, Revenue Bonds, Enterprise Charter School Project, Series 2011A,
7.500%, 12/01/40
7/23 at 100.00 CCC 1,819,130
Build New York City Resource Corporation, New York,
Revenue Bonds, Childrens Aid Society Project, Series
2015. BUILD NYC CHILDRENS AID SOCIETY:
2,500 5.000%, 7/01/40 7/25 at 100.00 A+ 2,508,475
2,500 5.000%, 7/01/45 7/25 at 100.00 A+ 2,497,100
Build New York City Resource Corporation, New York,
Revenue Bonds, City University of New York - Queens
College, Q Student Residences, LLC Project, Refunding
Series 2014A:
1,000 5.000%, 6/01/38 6/24 at 100.00 Aa2 1,007,150
4,050 5.000%, 6/01/43 6/24 at 100.00 Aa2 4,067,982
1,360 Build New York City Resource Corporation, New York, Revenue Bonds,
Classical Charter Schools Series 2023A, 4.500%, 6/15/43
6/31 at 100.00 BBB- 1,284,357
500 Build New York City Resource Corporation, New York, Revenue Bonds,
Global Community Charter School Project, Series 2022A, 5.000%,
6/15/42
6/32 at 100.00 BB+ 484,470
3,275 Build New York City Resource Corporation, New York, Revenue Bonds,
KIPP New York City Public School Facilities, Canal West Project, Series
2022, 5.250%, 7/01/52
7/32 at 100.00 BBB- 3,339,747
Build New York City Resource Corporation, New York,
Revenue Bonds, Metropolitan College of New York, Series
2014:
2,240 5.000%, 11/01/39 11/24 at 100.00 BB- 1,825,622
2,200 5.500%, 11/01/44 11/24 at 100.00 BB- 1,809,082
Build New York City Resource Corporation, New York,
Revenue Bonds, South Bronx Charter School for
International Cultures and the Arts Project, Series 2013A:
1,050 5.000%, 4/15/33, 144A 7/23 at 100.00 BB+ 1,033,085
1,875 5.000%, 4/15/43, 144A 7/23 at 100.00 BB+ 1,755,956
2,395 Build NYC Resource Corporation, New York, Revenue Bonds, Family Life
Academy Charter School, Series 2020C-1, 5.000%, 6/01/55, 144A
12/30 at 100.00 N/R 1,727,825

Nuveen New York Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Education and Civic Organizations (continued)
Build NYC Resource Corporation, New York, Revenue
Bonds, Richmond Preparatory Charter School Project,
Social Impact Project Series 2021A:
$ 575 5.000%, 6/01/51, 144A 6/29 at 100.00 N/R $ 516,586
2,620 5.000%, 6/01/56, 144A 6/29 at 100.00 N/R 2,330,883
595 Dormitory Authority of the State of New York, General Revenue Bonds,
Saint Johns University, Series 2015A, 5.000%, 7/01/37
7/25 at 100.00 A- 609,143
Dormitory Authority of the State of New York, General
Revenue Bonds, Yeshiva University, Series 2022A:
3,835 5.000%, 7/15/42 7/32 at 100.00 BBB- 3,874,117
3,015 5.000%, 7/15/50 7/32 at 100.00 BBB- 2,994,347
Dormitory Authority of the State of New York, Housing
Revenue Bonds, Fashion Institute of Technology, Series
2007:
1,670 5.250%, 7/01/29 - FGIC Insured No Opt. Call Baa2 1,731,322
735 5.250%, 7/01/34 - FGIC Insured No Opt. Call Baa2 771,412
1,600 Dormitory Authority of the State of New York, Revenue Bonds, Barnard
College, Refunding Series 2015A, 5.000%, 7/01/43
7/25 at 100.00 A3 1,624,544
9,000 Dormitory Authority of the State of New York, Revenue Bonds, Fordham
University, Series 2020, 4.000%, 7/01/46
7/29 at 100.00 A 8,588,700
2,760 Dormitory Authority of the State of New York, Revenue Bonds, Icahn
School of Medicine at Mount Sinai, Refunding Series 2015A, 5.000%,
7/01/40
7/25 at 100.00 A- 2,800,462
Dormitory Authority of the State of New York, Revenue
Bonds, New School University, Series 2015A:
4,270 5.000%, 7/01/45 7/25 at 100.00 A3 4,311,077
1,055 Dormitory Authority of the State of New York, Revenue Bonds, New York
University, Series 2001-1, 5.500%, 7/01/40 - AMBAC Insured
No Opt. Call AAA 1,240,585
1,215 Dormitory Authority of the State of New York, Revenue Bonds, New York
University, Series 2016A, 4.000%, 7/01/43
7/26 at 100.00 Aa2 1,180,567
1,500 Dormitory Authority of the State of New York, Revenue Bonds, New York
University, Series 2018A, 5.000%, 7/01/48
7/28 at 100.00 Aa2 1,586,610
Dormitory Authority of the State of New York, Revenue
Bonds, New York University, Series 2019A:
1,040 5.000%, 7/01/37 7/29 at 100.00 Aa2 1,139,705
10,000 4.000%, 7/01/45 7/29 at 100.00 Aa2 9,632,200
4,250 Dormitory Authority of the State of New York, Revenue Bonds, Rockefeller
University, Green Series 2019B, 5.000%, 7/01/50
7/29 at 100.00 Aa1 4,522,935
8,665 Dormitory Authority of the State of New York, Revenue Bonds, Rockefeller
University, Series 2022A, 4.000%, 7/01/42
7/32 at 100.00 Aa1 8,373,076
100 Dormitory Authority of the State of New York, Revenue Bonds, Saint
Josephs College, Series 2021, 5.000%, 7/01/51
7/30 at 100.00 BBB- 99,812
3,450 Dormitory Authority of the State of New York, Revenue Bonds, Vaughn
College of Aeronautics & Technology, Series 2016A, 5.500%, 12/01/36,
144A
12/26 at 100.00 BB- 3,382,449
9,175 Dutchess County Local Development Corporation, New York, Revenue
Bonds, Marist College Project, Series 2022, 5.000%, 7/01/52
7/32 at 100.00 AA- 9,537,046
7,370 Glen Cove Local Economic Assistance Corporation, New York, Revenue
Bonds, Garvies Point Public Improvement Project, Capital Appreciation
Series 2016B, 0.000%, 1/01/45
No Opt. Call N/R 1,872,791
3,040 Glen Cove Local Economic Assistance Corporation, New York, Revenue
Bonds, Garvies Point Public Improvement Project, Capital Appreciation
Series 2016C, 5.625%, 1/01/55
1/34 at 100.00 N/R 2,633,765
200 Hempstead Town Local Development Corporation, New York, Education
Revenue Bonds, Evergreen Charter School Project, Series 2022A,
5.500%, 6/15/57
6/32 at 100.00 BB 194,598
7,835 Monroe County Industrial Development Corporation, New York, Revenue
Bonds,  University of Rochester Project, Series 2020A, 4.000%, 7/01/50
7/30 at 100.00 AA- 7,395,848
300 Monroe County Industrial Development Corporation, New York, Revenue
Bonds, Academy of Health Sciences Charter School Project, Social
Impact Series 2022, 5.875%, 7/01/52, 144A
7/32 at 100.00 N/R 289,068
405 New Rochelle Corporation, New York, Local Development Revenue
Bonds, Iona College Project, Series 2015A, 5.000%, 7/01/40
7/25 at 100.00 BBB 409,730

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Education and Civic Organizations (continued)
$ 2,095 New York City Industrial Development Agency, New York, PILOT Payment
in Lieu of Taxes Revenue Bonds, Queens Baseball Stadium Project,
Refunding Series 2021A, 3.000%, 1/01/37 - AGM Insured
1/31 at 100.00 AA $ 1,796,714
2,620 New York City Industrial Development Agency, New York, PILOT Payment
in Lieu of Taxes Revenue Bonds, Yankee Stadium Project, Series 2020A,
4.000%, 3/01/45 - AGM Insured
9/30 at 100.00 AA 2,463,769
750 Oneida County Local Development Corporation, New York, Revenue
Bonds, Utica College Project, Series 2019, 4.000%, 7/01/39
7/29 at 100.00 BBB- 647,820
10,000 Onondaga County Trust For Cultural Resources, New York, Revenue
Bonds, Syracuse University Project, Series 2019, 5.000%, 12/01/45
12/29 at 100.00 AA- 10,811,600
1,285 Troy Capital Resource Corporation, New York,  Revenue Bonds, Rensselaer
Polytechnic Institute, Refunding Series 2020A. Forward Delivery, 4.000%,
9/01/40
9/30 at 100.00 A3 1,175,749
Yonkers Economic Development Corporation, New York,
Educational Revenue Bonds, Lamartine/Warburton LLC-
Charter School of Educational Excellence Project, Series
2019A:
200 4.000%, 10/15/29 No Opt. Call N/R 186,704
205 5.000%, 10/15/39 10/29 at 100.00 N/R 189,842
Total Education and Civic Organizations 126,075,557
Financials - 0.9%
5,710 Liberty Development Corporation, New York, Goldman Sachs
Headquarter Revenue Bonds, Series 2005, 5.250%, 10/01/35
No Opt. Call A2 6,399,939
3,475 Liberty Development Corporation, New York, Goldman Sachs
Headquarters Revenue Bonds Series 2007, 5.500%, 10/01/37
No Opt. Call A2 3,923,171
Total Financials 10,323,110
Health Care - 12.6%
Dormitory Authority of the State of New York, General
Revenue Bonds, Northwell Health Obligated Group,
Series 2022A:
15,600 4.000%, 5/01/45 5/32 at 100.00 A- 14,731,080
18,290 4.250%, 5/01/52 5/32 at 100.00 A- 16,843,261
9,255 5.000%, 5/01/52 5/32 at 100.00 A- 9,697,944
3,250 Dormitory Authority of the State of New York, Revenue Bonds, Montefiore
Obligated Group, Series 2018A, 5.000%, 8/01/35
8/28 at 100.00 BBB- 3,178,077
Dormitory Authority of the State of New York, Revenue
Bonds, Montefiore Obligated Group, Series 2020A:
1,200 5.000%, 9/01/30 3/30 at 100.00 BBB- 1,197,684
2,680 5.000%, 9/01/34 3/30 at 100.00 BBB- 2,649,930
2,620 5.000%, 9/01/35 3/30 at 100.00 BBB- 2,559,295
11,400 4.000%, 9/01/50 3/30 at 100.00 BBB- 9,175,518
2,300 Dormitory Authority of the State of New York, Revenue Bonds, North
Shore Long Island Jewish Obligated Group, Series 2015A, 5.000%,
5/01/43
5/25 at 100.00 A- 2,336,777
33,955 Dormitory Authority of the State of New York, Revenue Bonds, NYU
Langone Hospitals Obligated Group, Series 2020A, 4.000%, 7/01/53
7/30 at 100.00 A+ 30,658,309
Dormitory Authority of the State of New York, Revenue
Bonds, Orange Regional Medical Center Obligated
Group, Series 2015:
400 5.000%, 12/01/23, 144A No Opt. Call BBB- 399,556
600 5.000%, 12/01/24, 144A No Opt. Call BBB- 599,988
500 5.000%, 12/01/25, 144A 6/25 at 100.00 BBB- 500,205
450 5.000%, 12/01/29, 144A 6/25 at 100.00 BBB- 452,268
1,100 5.000%, 12/01/32, 144A 6/25 at 100.00 BBB- 1,105,203
1,100 5.000%, 12/01/33, 144A 6/25 at 100.00 BBB- 1,104,609
1,000 5.000%, 12/01/35, 144A 6/25 at 100.00 BBB- 1,001,130
1,300 5.000%, 12/01/40, 144A 6/25 at 100.00 BBB- 1,252,381

Nuveen New York Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Health Care (continued)
Dormitory Authority of the State of New York, Revenue
Bonds, Orange Regional Medical Center Obligated
Group, Series 2017:
$ 1,510 5.000%, 12/01/24, 144A No Opt. Call BBB- $ 1,509,970
2,000 5.000%, 12/01/26, 144A No Opt. Call BBB- 2,007,780
1,200 5.000%, 12/01/27, 144A 6/27 at 100.00 BBB- 1,208,532
1,800 5.000%, 12/01/36, 144A 6/27 at 100.00 BBB- 1,776,870
Dutchess County Local Development Corporation, New
York, Revenue Bonds, Health Quest Systems, Inc. Project,
Series 2016B:
2,000 4.000%, 7/01/41 7/26 at 100.00 BBB+ 1,744,400
9,325 5.000%, 7/01/46 7/26 at 100.00 BBB+ 8,889,616
1,395 Monroe County Industrial Development Corporation, New York, Revenue
Bonds, Rochester General Hospital Project, Series 2013A, 5.000%,
12/01/42
7/23 at 100.00 BBB+ 1,395,112
5,375 Monroe County Industrial Development Corporation, New York, Revenue
Bonds, Rochester General Hospital Project, Series 2017, 5.000%,
12/01/46
12/26 at 100.00 BBB+ 5,327,700
2,600 Monroe County Industrial Development Corporation, New York, Revenue
Bonds, Rochester Regional Health Project, Series 2020A, 4.000%,
12/01/46
12/30 at 100.00 BBB+ 2,211,508
375 Monroe County Industrial Development Corporation, New York, Tax-
Exempt Revenue Bonds, Highland Hospital of Rochester Project, Series
2015, 5.000%, 7/01/34
7/25 at 100.00 A 384,964
19,010 Westchester County Local Development Corporation, New York,
Revenue Bonds, Westchester Medical Center Obligated Group Project,
Refunding Series 2016, 5.000%, 11/01/46
11/25 at 100.00 BBB- 18,287,620
Total Health Care 144,187,287
Housing/Multifamily - 0.1%
1,330 New York State Housing Finance Agency, Multifamily Housing Revenue
Bonds, Cannon Street Senior Housing Project, Series 2007A, 5.300%,
2/15/39, (AMT)
7/23 at 100.00 Aa1 1,331,144
Total Housing/Multifamily 1,331,144
Industrials - 2.1%
17,020 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%,
11/15/44, 144A
11/24 at 100.00 N/R 16,711,938
7,550 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, 3 World Trade Center Project, Class 2 Series 2014, 5.150%,
11/15/34, 144A
11/24 at 100.00 N/R 7,566,459
80 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, 7 World Trade Center Project, Refunding Green Series 2022A-
CL2, 3.500%, 9/15/52
3/30 at 100.00 A2 60,330
Total Industrials 24,338,727
Long-Term Care - 0.2%
650 Dormitory Authority of the State of New York, Non-State Supported Debt,
Ozanam Hall of Queens Nursing Home Revenue Bonds, Series 2006,
5.000%, 11/01/31
7/23 at 100.00 A1 654,732
550 Monroe County Industrial Development Corporation, New York, Revenue
Bonds, Saint Anns Community Project, Series 2019, 5.000%, 1/01/40
1/26 at 103.00 N/R 454,328
New York City Industrial Development Agency, New York,
Civic Facility Revenue Bonds, Special Needs Facilities
Pooled Program, Series 2008A-1:
155 5.800%, 7/01/23, 144A 6/23 at 100.00 N/R 154,431
395 6.100%, 7/01/28, 144A 7/23 at 100.00 N/R 334,055
210 6.200%, 7/01/33, 144A 7/23 at 100.00 N/R 159,359
Total Long-Term Care 1,756,905

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Materials - 0.2%
Build New York City Resource Corporation, New York, Solid
Waste Disposal Revenue Bonds, Pratt Paper NY, Inc.
Project, Series 2014:
$ 445 4.500%, 1/01/25, (AMT), 144A No Opt. Call N/R $ 446,326
2,145 5.000%, 1/01/35, (AMT), 144A 1/25 at 100.00 N/R 2,170,247
Total Materials 2,616,573
Tax Obligation/General - 6.3%
2,070 Nassau County, New York, General Obligation Bonds, General
Improvement Series 2021A, 4.000%, 4/01/44 - AGM Insured
4/31 at 100.00 AA 2,034,789
Nassau County, New York, General Obligation Bonds,
General Improvment Series 2016C:
2,000 5.000%, 4/01/39 - BAM Insured 4/26 at 100.00 AA 2,073,640
1,000 5.000%, 4/01/40 - BAM Insured 4/26 at 100.00 AA 1,035,730
2,000 New York City, New York, General Obligation Bonds, Fiscal 2014 Series
D-1, 5.000%, 8/01/30
8/23 at 100.00 AA 2,004,240
2,500 New York City, New York, General Obligation Bonds, Fiscal 2015 Series A,
5.000%, 8/01/32
8/24 at 100.00 AA 2,544,475
5,845 New York City, New York, General Obligation Bonds, Fiscal 2018 Series
B-1, 5.000%, 10/01/39
10/27 at 100.00 AA 6,202,363
New York City, New York, General Obligation Bonds, Fiscal
2018 Series E-1:
17,000 5.000%, 3/01/39 3/28 at 100.00 AA 18,100,750
1,050 5.000%, 3/01/40 3/28 at 100.00 AA 1,115,237
5,000 New York City, New York, General Obligation Bonds, Fiscal 2020 Series
B-1, 4.000%, 10/01/40
10/29 at 100.00 AA 4,971,100
New York City, New York, General Obligation Bonds, Fiscal
2021 Series C:
8,800 4.000%, 8/01/37 8/30 at 100.00 AA 8,919,856
5,350 5.000%, 8/01/42 8/30 at 100.00 AA 5,759,650
5,800 New York City, New York, General Obligation Bonds, Fiscal 2021 Series
F-1, 5.000%, 3/01/50
3/31 at 100.00 AA 6,188,194
Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1:
10,000 4.000%, 7/01/33 7/31 at 103.00 N/R 9,200,400
2,770 4.000%, 7/01/41 7/31 at 103.00 N/R 2,320,124
Total Tax Obligation/General 72,470,548
Tax Obligation/Limited - 25.3%
2,000 Dormitory Authority of the State of New York, Master Boces Program,
Lease Revenue Bonds, St Lawrence-Lewis Issue, Series 2020B, 4.000%,
8/15/40 - BAM Insured
8/28 at 100.00 AA 1,957,420
Dormitory Authority of the State of New York, Residential
Insitutions for Children Revenue Bonds, Series 2008-A1:
1,585 5.000%, 6/01/33 7/23 at 100.00 Aa1 1,587,140
1,985 5.000%, 6/01/38 7/23 at 100.00 Aa1 1,987,759
20 Dormitory Authority of the State of New York, Revenue Bonds, School
Districts Financing Program, Series 2009C, 5.125%, 10/01/36 - AGC
Insured
7/23 at 100.00 AA 20,030
3,115 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose Series 2014C. Group C, 5.000%,
3/15/42
3/24 at 100.00 AA+ 3,144,001
1,000 Dormitory Authority of the State of New York, State Personal Income
Tax Revenue Bonds, General Purpose Series 2015B Group C, 5.000%,
2/15/38
2/25 at 100.00 AA+ 1,022,060
6,000 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose Series 2015E, 5.000%, 3/15/30
9/25 at 100.00 AA+ 6,246,840
4,065 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose Series 2022A, 5.000%, 3/15/46
3/32 at 100.00 AA+ 4,393,289
8,865 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose, Series 2019D, 4.000%, 2/15/38
2/30 at 100.00 Aa1 8,932,463
10,905 Dormitory Authority of the State of New York, State Sales Tax Revenue
Bonds, Series 2017A Group C, 5.000%, 3/15/41
3/27 at 100.00 AA+ 11,464,426

Nuveen New York Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
$ 16,235 Dormitory Authority of the State of New York, State Sales Tax Revenue
Bonds, Series 2018A, 5.000%, 3/15/42
3/28 at 100.00 AA+ $ 17,218,192
15,000 Dormitory Authority of the State of New York, State Sales Tax Revenue
Bonds, Series 2018C, 4.000%, 3/15/45
3/28 at 100.00 AA+ 14,745,450
2,765 Dormitory Authority of the State of New York, State Sales Tax Revenue
Bonds, Series 2018E Group 4, 5.000%, 3/15/45
9/28 at 100.00 AA+ 2,936,209
Government of Guam, Business Privilege Tax Bonds,
Refunding Series 2015D:
2,000 5.000%, 11/15/28 11/25 at 100.00 BB 2,032,660
2,000 5.000%, 11/15/32 11/25 at 100.00 BB 2,027,640
2,170 Hudson Yards Infrastructure Corporation, New York, Revenue Bonds,
Green Fiscal 2022 Series A, 4.000%, 2/15/36
2/32 at 100.00 Aa2 2,243,151
Hudson Yards Infrastructure Corporation, New York,
Revenue Bonds, Second Indenture Fiscal 2017 Series A:
5,710 5.000%, 2/15/39 2/27 at 100.00 Aa2 5,979,226
5,000 5.000%, 2/15/42 2/27 at 100.00 Aa2 5,212,250
5,450 Metropolitan Transportation Authority, New York, Dedicated Tax Fund
Bonds, Series 2022A, 5.000%, 11/15/46
5/32 at 100.00 AA 5,912,541
4,000 Monroe County Industrial Development Agency, New York, School Facility
Revenue Bonds, Rochester Schools Modernization Project, Series 2013,
5.000%, 5/01/28
7/23 at 100.00 AA 4,004,240
3,000 New York City Transitional Finance Authority, New York, Building Aid
Revenue Bonds, Fiscal 2019 Subseries S-1, 5.000%, 7/15/43
7/28 at 100.00 AA 3,184,500
New York City Transitional Finance Authority, New York,
Building Aid Revenue Bonds, Fiscal 2020 Subseries S-1B:
5,620 4.000%, 7/15/42 7/29 at 100.00 AA 5,546,153
9,335 4.000%, 7/15/43 7/29 at 100.00 AA 9,194,602
8,500 New York City Transitional Finance Authority, New York, Building Aid
Revenue Bonds, Fiscal Series 2015S-2, 5.000%, 7/15/40
7/25 at 100.00 AA 8,734,345
New York City Transitional Finance Authority, New York,
Building Aid Revenue Bonds, Fiscal Series 2016S-1:
1,615 5.000%, 7/15/34 1/26 at 100.00 AA 1,687,449
1,165 5.000%, 7/15/35 1/26 at 100.00 AA 1,214,279
2,480 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2014 Series B-1, 5.000%, 11/01/36
5/24 at 100.00 AAA 2,510,206
5,715 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2014 Series D-1, 5.000%, 2/01/35
2/24 at 100.00 AAA 5,764,549
5,000 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2015 Series E-1, 5.000%, 2/01/41
2/25 at 100.00 AAA 5,080,600
5,000 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2016 Series A-1, 5.000%, 8/01/36
8/25 at 100.00 AAA 5,147,550
5,000 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2016 Series E-1, 5.000%, 2/01/39
2/26 at 100.00 AAA 5,174,400
5,000 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2017 Series B-1, 5.000%, 8/01/38
8/26 at 100.00 AAA 5,223,400
5,000 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2017 Series F-1, 5.000%, 5/01/38
5/27 at 100.00 AAA 5,322,900
4,020 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2020 Subseries B-1, 4.000%,
11/01/47
11/29 at 100.00 AAA 3,922,837
5,715 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2020 Subseries C-1, 4.000%,
5/01/45
11/30 at 100.00 AAA 5,609,672
850 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2022 Subseries C-1, 4.000%,
2/01/42
2/32 at 100.00 AAA 841,194
5,000 New York City, New York, Educational Construction Fund Revenue Bonds,
Series 2021B, 5.000%, 4/01/52
4/31 at 100.00 AA- 5,313,650
New York State Thruway Authority, State Personal Income
Tax Revenue Bonds, Bidding Group 1 Series 2022A:
9,585 5.000%, 3/15/45 9/32 at 100.00 AA+ 10,423,783
2,040 5.000%, 3/15/48 9/32 at 100.00 AA+ 2,206,546

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
$ 1,650 New York State Thruway Authority, State Personal Income Tax Revenue
Bonds, Climate Certified Green Series 2022C, 5.000%, 3/15/53
9/32 at 100.00 AA+ $ 1,775,664
5,380 New York State Urban Development Corporation, State Personal Income
Tax Revenue Bonds, General Purpose Group 1, Series 2019A, 4.000%,
3/15/48
9/28 at 100.00 Aa1 5,222,420
New York State Urban Development Corporation, State
Personal Income Tax Revenue Bonds, General Purpose,
Series 2020C:
7,000 5.000%, 3/15/47 9/30 at 100.00 Aa1 7,484,610
3,800 4.000%, 3/15/49 9/30 at 100.00 Aa1 3,675,170
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1:
1,044 0.000%, 7/01/33 7/28 at 86.06 N/R 652,960
28,646 5.000%, 7/01/58 7/28 at 100.00 N/R 27,441,149
2,000 Suffolk County Judicial Facilities Agency, New York, Lease Revenue Bonds,
H. Lee Dennison Building, Series 2013, 5.000%, 11/01/33
11/23 at 100.00 A 2,008,120
Syracuse Industrial Development Authority, New York, PILOT
Revenue Bonds, Carousel Center Project, Refunding
Series 2016A:
5,750 5.000%, 1/01/29, (AMT) 1/26 at 100.00 Caa1 4,438,885
1,930 5.000%, 1/01/32, (AMT) 1/26 at 100.00 Caa1 1,487,895
1,250 5.000%, 1/01/34, (AMT) 1/26 at 100.00 Caa1 945,637
5,430 5.000%, 1/01/36, (AMT) 1/26 at 100.00 Caa1 4,049,260
2,340 Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax
Bonds, Senior Lien Series 2021B-1, 4.000%, 5/15/56
5/31 at 100.00 AA+ 2,193,820
9,500 Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax
Bonds, Senior Lien Series 2022 A, 4.000%, 5/15/51
5/32 at 100.00 AA+ 9,005,810
10,940 Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax
Bonds, Senior Lien Subseries 2021A-1, 5.000%, 5/15/51
5/31 at 100.00 AA+ 11,700,002
2,255 Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax
Senior Lien Bonds, Series 2022C, 4.125%, 5/15/52
5/32 at 100.00 AA+ 2,169,693
10,000 Triborough Bridge and Tunnel Authority, New York, Sales Tax Revenue
Bonds, MTA Bridges & Tunnels, TBTA Capital Lockbox-City Sales Tax,
Series 2022A, 4.000%, 5/15/52
11/32 at 100.00 AAA 9,464,400
Total Tax Obligation/Limited 288,885,097
Transportation - 26.3%
1,500 Buffalo and Fort Erie Public Bridge Authority, New York, Toll Bridge System
Revenue Bonds, Series 2017, 5.000%, 1/01/42
1/27 at 100.00 A+ 1,562,250
2,000 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Green Climate Bond Certified Series 2020A-1, 5.000%, 11/15/48
5/30 at 100.00 A3 2,043,860
Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Green Climate Bond
Certified Series 2020C-1:
3,600 4.750%, 11/15/45 5/30 at 100.00 A3 3,644,532
9,200 5.000%, 11/15/50 5/30 at 100.00 A3 9,394,672
2,000 5.250%, 11/15/55 5/30 at 100.00 A3 2,065,480
2,500 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Refunding Green Series 2016B, 5.000%, 11/15/37
11/26 at 100.00 A3 2,551,875
7,500 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Refunding Series 2015D-1, 5.000%, 11/15/30
11/25 at 100.00 A3 7,692,300
6,655 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Refunding Series 2017D, 4.000%, 11/15/42
5/28 at 100.00 A3 6,262,688
2,500 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Series 2013E, 5.000%, 11/15/32
11/23 at 100.00 A3 2,506,975
5,800 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Series 2014D-1, 5.000%, 11/15/39
11/24 at 100.00 A3 5,819,546
8,450 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Series 2015C-1, 5.250%, 11/15/30
11/25 at 100.00 A3 8,715,668
Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Series 2016C-1:
2,500 5.000%, 11/15/34 11/26 at 100.00 A3 2,577,750
2,700 5.000%, 11/15/56 11/26 at 100.00 A3 2,700,297

Nuveen New York Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Transportation (continued)
New York City Industrial Development Agency, New York,
Civic Facility Revenue Bonds, Bronx Parking Development
Company, LLC Project, Series 2007:
$ 2,800 5.750%, 10/01/37 (4) 7/23 at 100.00 N/R $ 2,240,000
2,000 2.350%, 10/01/46 (4) 7/23 at 100.00 N/R 1,600,000
9,500 New York City, Industrial Development Agency, Senior Airport Facilities
Revenue Refunding Bonds, TrIPs Obligated Group, Series 2012A,
5.000%, 7/01/28, (AMT)
7/23 at 100.00 BBB+ 9,501,710
2,695 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, Secured by Port Authority Consolidated Bonds, Refunding Series
1WTC-2021, 4.000%, 2/15/43 - BAM Insured
2/30 at 100.00 AA 2,639,348
New York State Thruway Authority, General Revenue Bonds,
Series 2020N:
5,000 4.000%, 1/01/42 1/30 at 100.00 A1 4,905,950
3,000 4.000%, 1/01/43 1/30 at 100.00 A1 2,937,630
New York State Thruway Authority, General Revenue Junior
Indebtedness Obligations, Series 2016A:
2,225 5.000%, 1/01/36 1/26 at 100.00 A2 2,297,958
8,515 5.000%, 1/01/46 1/26 at 100.00 A2 8,674,315
New York Transportation Development Corporation, New
York, Facility Revenue Bonds, Thruway Service Areas
Project, Series 2021:
3,720 4.000%, 10/31/46, (AMT) 10/31 at 100.00 BBB- 3,203,292
17,695 4.000%, 4/30/53, (AMT) 10/31 at 100.00 BBB- 14,655,884
New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal
B Redevelopment Project, Series 2016A:
4,750 4.000%, 7/01/31, (AMT) 7/24 at 100.00 Baa2 4,657,090
24,965 5.250%, 1/01/50, (AMT) 7/24 at 100.00 Baa2 24,870,632
New York Transportation Development Corporation, New
York, Special Facility Revenue Bonds, American Airlines,
Inc. John F Kennedy International Airport Project,
Refunding Series 2016:
11,545 5.000%, 8/01/26, (AMT) 6/23 at 100.00 B 11,559,200
12,610 5.000%, 8/01/31, (AMT) 6/23 at 100.00 B 12,627,024
1,745 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, American Airlines, Inc. John F Kennedy
International Airport Project, Series 2020, 5.375%, 8/01/36, (AMT)
8/30 at 100.00 B 1,761,892
New York Transportation Development Corporation, New
York, Special Facility Revenue Bonds, Terminal 4 John F
Kennedy International Airport Project, Series 2020A:
1,280 5.000%, 12/01/37, (AMT) 12/30 at 100.00 Baa1 1,328,870
215 4.000%, 12/01/38, (AMT) 12/30 at 100.00 Baa1 201,969
120 4.000%, 12/01/39, (AMT) 12/30 at 100.00 Baa1 112,319
New York Transportation Development Corporation, New
York, Special Facility Revenue Bonds, Terminal 4 John F
Kennedy International Airport Project, Series 2020C:
2,490 5.000%, 12/01/34 12/30 at 100.00 Baa1 2,718,408
1,745 5.000%, 12/01/35 12/30 at 100.00 Baa1 1,894,773
New York Transportation Development Corporation, New
York, Special Facility Revenue Bonds, Terminal 4 John F
Kennedy International Airport Project, Series 2022:
2,010 5.000%, 12/01/35, (AMT) 12/32 at 100.00 Baa1 2,138,198
10,000 5.000%, 12/01/36, (AMT) 12/32 at 100.00 Baa1 10,538,600
3,000 5.000%, 12/01/38, (AMT) 12/32 at 100.00 Baa1 3,131,580
1,000 5.000%, 12/01/40, (AMT) 12/32 at 100.00 Baa1 1,034,830
New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia
Airport Terminals C&D Redevelopment Project, Series
2018:
1,300 5.000%, 1/01/27, (AMT) No Opt. Call Baa3 1,337,063
10,200 5.000%, 1/01/28, (AMT) No Opt. Call Baa3 10,551,288
10,035 5.000%, 1/01/31, (AMT) 1/28 at 100.00 Baa3 10,360,836

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Transportation (continued)
$ 1,300 New York Transportation Development Corporation, Special Facility
Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D
Redevelopment Project, Series 2020, 4.375%, 10/01/45, (AMT)
10/30 at 100.00 Baa3 $ 1,233,258
Niagara Frontier Transportation Authority, New York, Airport
Revenue Bonds, Buffalo International Airport, Series
2014A:
2,000 5.000%, 4/01/25, (AMT) 4/24 at 100.00 A3 2,012,660
3,775 5.000%, 4/01/26, (AMT) 4/24 at 100.00 A3 3,797,386
3,330 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
One Hundred Eighty-Forth Series 2014, 5.000%, 9/01/39
9/24 at 100.00 AA- 3,367,862
Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, One Hundred Eighty-Ninth Series 2015:
2,520 5.000%, 5/01/40 5/25 at 100.00 AA- 2,580,077
480 5.000%, 5/01/45 5/25 at 100.00 AA- 488,861
5,000 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
One Hundred Eighty-Sixth Series 2014, 5.000%, 10/15/44, (AMT)
10/24 at 100.00 AA- 5,019,300
15,000 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
One Hundred Ninety-Eighth Series 2016, 5.250%, 11/15/56
11/26 at 100.00 AA- 15,509,700
2,500 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Eighteen Series 2019, 5.000%, 11/01/44, (AMT)
11/29 at 100.00 AA- 2,602,050
4,225 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Eleventh Series 2018, 4.000%, 9/01/43
9/28 at 100.00 AA- 4,178,356
10,230 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Fifth Series 2017, 5.000%, 11/15/47
11/27 at 100.00 AA- 10,750,400
1,200 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Thirty One Series 2022, 5.500%, 8/01/40, (AMT)
8/32 at 100.00 AA- 1,350,192
4,800 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Twentieth Series 2019, 4.000%, 11/01/59, (AMT)
11/29 at 100.00 AA- 4,349,520
6,815 Triborough Bridge and Tunnel Authority, New York, General Purpose
Revenue Bonds, MTA Bridges & Tunnels, Refunding Series 2017B,
5.000%, 11/15/38
5/27 at 100.00 AA- 7,194,527
3,905 Triborough Bridge and Tunnel Authority, New York, General Purpose
Revenue Bonds, MTA Bridges & Tunnels, Series 2014A, 5.000%,
11/15/39
5/24 at 100.00 AA- 3,943,816
12,740 Triborough Bridge and Tunnel Authority, New York, General Purpose
Revenue Bonds, MTA Bridges & Tunnels, Series 2017A, 5.000%,
11/15/37
5/27 at 100.00 AA- 13,476,245
8,825 Triborough Bridge and Tunnel Authority, New York, General Revenue
Bonds, MTA Bridges & Tunnels, Series 2020A, 4.000%, 11/15/54
11/30 at 100.00 AA- 8,299,824
Total Transportation 301,172,586
U.S. Guaranteed - 2.6% (5)
Dormitory Authority of the State of New York, Insured
Revenue Bonds, Touro College and University System,
Series 2014A:
2,930 5.500%, 1/01/39, (Pre-refunded 7/01/24) 7/24 at 100.00 N/R 2,997,595
3,065 5.500%, 1/01/44, (Pre-refunded 7/01/24) 7/24 at 100.00 N/R 3,135,710
1,500 Dormitory Authority of the State of New York, Lease Revenue Bonds,
State University Dormitory Facilities, Refunding Series 2013A, 5.000%,
7/01/27, (Pre-refunded 7/01/23)
7/23 at 100.00 Aa3 1,501,845
Dormitory Authority of the State of New York, Revenue
Bonds, New School University, Series 2015A:
320 5.000%, 7/01/45, (Pre-refunded 7/01/25) 7/25 at 100.00 N/R 331,491
5,000 Dormitory Authority of the State of New York, Revenue Bonds, Pratt
Institute, Series 2015A, 5.000%, 7/01/44, (Pre-refunded 7/01/24)
7/24 at 100.00 N/R 5,078,350
5 Dormitory Authority of the State of New York, State Personal Income
Tax Revenue Bonds, General Purpose Series 2015B Group B, 5.000%,
2/15/32, (Pre-refunded 2/15/25)
2/25 at 100.00 N/R 5,159
5,375 New York City Trust for Cultural Resources, New York, Revenue Bonds,
Wildlife Conservation Society, Series 2013A, 5.000%, 8/01/33, (Pre-
refunded 8/01/23)
8/23 at 100.00 A+ 5,388,652

Nuveen New York Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
U.S. Guaranteed (5) (continued)
New York City Trust for Cultural Resources, New York,
Revenue Bonds, Wildlife Conservation Society, Series
2014A:
$ 3,800 5.000%, 8/01/38, (Pre-refunded 8/01/23) 8/23 at 100.00 A+ $ 3,810,032
5,000 5.000%, 8/01/43, (Pre-refunded 8/01/23) 8/23 at 100.00 A+ 5,013,200
Western Nassau County Water Authority, New York, Water
System Revenue Bonds, Series 2015A:
675 5.000%, 4/01/40, (Pre-refunded 4/01/25) 4/25 at 100.00 A1 695,925
1,050 5.000%, 4/01/45, (Pre-refunded 4/01/25) 4/25 at 100.00 A1 1,082,550
Total U.S. Guaranteed 29,040,509
Utilities - 8.4%
Long Island Power Authority, New York, Electric System
General Revenue Bonds, Series 2000A:
2,000 0.000%, 6/01/24 - AGM Insured No Opt. Call AA 1,930,100
2,000 0.000%, 6/01/25 - AGM Insured No Opt. Call AA 1,865,240
2,980 Long Island Power Authority, New York, Electric System General Revenue
Bonds, Series 2014A, 5.000%, 9/01/44
9/24 at 100.00 A 2,999,817
2,910 Long Island Power Authority, New York, Electric System General Revenue
Bonds, Series 2017, 5.000%, 9/01/42
9/27 at 100.00 A 3,077,238
7,465 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2017
Adjustable Rate Series BB-1, 5.000%, 6/15/46
6/27 at 100.00 AA+ 7,867,289
5,000 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2017
Series DD, 5.250%, 6/15/47
12/26 at 100.00 AA+ 5,240,550
9,885 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2020
Series CC-1, 4.000%, 6/15/49
12/29 at 100.00 AA+ 9,666,047
1,265 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2020
Series EE, 4.000%, 6/15/42
6/30 at 100.00 AA+ 1,265,013
6,810 New York State Environmental Facilities Corporation, State Clean Water
and Drinking Water Revolving Funds Revenue Bonds, New York City
Municipal Water Finance Authority Projects-Second Resolution Bonds,
Series 2016A, 5.000%, 6/15/41
6/26 at 100.00 AAA 7,090,095
3,300 New York State Environmental Facilities Corporation, State Clean Water
and Drinking Water Revolving Funds Revenue Bonds, New York City
Municipal Water Finance Authority Projects-Second Resolution Bonds,
Subordinated SRF Series 2017E, 5.000%, 6/15/47
6/27 at 100.00 AAA 3,472,260
6,470 New York State Environmental Facilities Corporation, State Clean Water
and Drinking Water Revolving Funds Revenue Bonds, New York City
Municipal Water Finance Authority Projects-Second Resolution Bonds,
Subordinated SRF Series 2018B, 5.000%, 6/15/43
6/28 at 100.00 AAA 6,948,327
2,000 New York State Environmental Facilities Corporation, State Clean Water
and Drinking Water Revolving Funds Revenue Bonds, New York City
Municipal Water Finance Authority Projects-Second Resolution Bonds,
Subordinated SRF Series 2022A, 5.000%, 6/15/51
6/32 at 100.00 AAA 2,184,900
10,480 New York State Power Authority, General Revenue Bonds, Series 2020A,
4.000%, 11/15/55
5/30 at 100.00 AA 10,058,495
9,400 Niagara Area Development Corporation, New York, Solid Waste Disposal
Facility Revenue Refunding Bonds, Covanta Energy Project, Series
2018A, 4.750%, 11/01/42, (AMT), 144A
7/23 at 100.00 B1 8,169,634
Utility Debt Securitization Authority, New York, Restructuring
Bonds, Refunding Series 2015:
845 5.000%, 12/15/35 12/25 at 100.00 AAA 880,456
4,405 5.000%, 12/15/36 12/25 at 100.00 AAA 4,576,751
4,750 5.000%, 12/15/37 12/25 at 100.00 AAA 4,917,675
1,795 Utility Debt Securitization Authority, New York, Restructuring Bonds, Series
2013TE, 5.000%, 12/15/41
12/23 at 100.00 AAA 1,808,139

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Utilities (continued)
Utility Debt Securitization Authority, New York, Restructuring
Bonds, Series 2017:
$ 8,000 5.000%, 12/15/38 12/27 at 100.00 AAA $ 8,642,240
3,000 5.000%, 12/15/39 12/27 at 100.00 AAA 3,234,660
Total Utilities 95,894,926
Total Municipal Bonds
(cost $1,141,810,537) 1,133,595,675
Total Long-Term Investments
(cost $1,141,810,537) 1,133,595,675
Other Assets & Liabilities, Net - 0.9% 10,811,698
Net Assets - 100% $ 1,144,407,373
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 1,133,595,675 $ – $ 1,133,595,675
Total
$ – $ 1,133,595,675 $ – $ 1,133,595,675
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(5) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax

Nuveen California Municipal Bond Fund
Portfolio of Investments May 31, 2023
(Unaudited)
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 98.9%
X
1,619,450,067 MUNICIPAL BONDS - 98.9%
X 1,619,450,067
Consumer Staples - 0.0%
$ 370 California County Tobacco Securitization Agency, Tobacco Settlement
Asset-Backed Bonds, Los Angeles County Securitization Corporation,
Series 2020A, 4.000%, 6/01/49
6/30 at 100.00 BBB+ $ 339,690
Total Consumer Staples 339,690
Education and Civic Organizations - 5.5%
5,000 California Educational Facilities Authority, Revenue Bonds, Chapman
University, Series 2015, 5.000%, 4/01/45
4/25 at 100.00 A2 5,070,500
3,000 California Educational Facilities Authority, Revenue Bonds, University of
the Pacific, Refunding Series 2015, 5.000%, 11/01/36
11/25 at 100.00 A2 3,088,260
1,275 California Municipal Finance Authority, Revenue Bonds, Goodwill
Industries of Sacramento Valley & Northern Nevada Project, Series
2014A, 5.000%, 1/01/35
1/25 at 100.00 N/R 1,092,191
California Municipal Finance Authority, Revenue Bonds,
Linxs APM Project, Senior Lien Series 2018A:
8,595 4.000%, 12/31/47, (AMT) 6/28 at 100.00 A2 7,576,492
6,980 5.000%, 12/31/47, (AMT) 6/28 at 100.00 BBB- 7,039,330
1,100 California School Finance Authority, California, Charter School Revenue
Bonds, Aspire Public Schools, Refunding Series 2015A, 5.000%, 8/01/45,
144A
8/25 at 100.00 BBB 1,071,400
California School Finance Authority, California, Charter
School Revenue Bonds, Aspire Public Schools, Refunding
Series 2016:
450 5.000%, 8/01/36, 144A 8/25 at 100.00 BBB 452,416
460 5.000%, 8/01/46, 144A 8/25 at 100.00 BBB 446,191
815 California School Finance Authority, Charter School Revenue Bonds,
Aspire Public School - Obligated Group,Issue No.6, Series 2020A,
5.000%, 8/01/52, 144A
8/28 at 100.00 BBB 774,666
California School Finance Authority, Charter School Revenue
Bonds, Downtown College Prep - Obligated Group, Series
2016:
410 5.000%, 6/01/46, 144A 6/26 at 100.00 N/R 382,919
500 5.000%, 6/01/51, 144A 6/26 at 100.00 N/R 457,180
375 California School Finance Authority, Charter School Revenue Bonds,
Kepler Neighborhood School, Series 2017A, 5.750%, 5/01/37, 144A
5/27 at 100.00 N/R 376,016
550 California School Finance Authority, Charter School Revenue Bonds,
Partnerships to Uplift Communities Project, Refunding Social Series
2023, 5.500%, 8/01/43, 144A
8/33 at 100.00 BB+ 555,489
285 California School Finance Authority, Charter School Revenue Bonds,
Rocketship Education Obligated Group, Series 2016A, 5.000%, 6/01/36,
144A
6/25 at 100.00 N/R 280,454
280 California School Finance Authority, Charter School Revenue Bonds, Stem
Preparatory Schools Obligated Group, Series 2023A, 5.000%, 6/01/43,
144A
6/31 at 100.00 BBB- 276,158
500 California School Finance Authority, Charter School Revenue Bonds,
Summit Public Schools Obligated Group, Series 2017, 5.000%, 6/01/47,
144A
6/27 at 100.00 Ba3 449,115
750 California School Finance Authority, School Facility Revenue Bonds,
Alliance for College-Ready Public Schools Project, Series 2015A,
5.000%, 7/01/45, 144A
7/25 at 100.00 BBB 752,783
830 California School Finance Authority, School Facility Revenue Bonds,
Alliance for College-Ready Public Schools Project, Series 2016A,
5.000%, 7/01/46, 144A
7/25 at 100.00 BBB 832,656
5,235 California School Finance Authority, School Facility Revenue Bonds,
Alliance for College-Ready Public Schools Project, Series 2016C,
5.250%, 7/01/52, 144A
7/25 at 101.00 BBB 5,281,173

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Education and Civic Organizations (continued)
$ 680 California School Finance Authority, School Facility Revenue Bonds,
Granada Hills Charter High School Obligated Group, Series 2021A,
4.000%, 7/01/48, 144A
7/28 at 100.00 BBB $ 563,795
California School Finance Authority, School Facility Revenue
Bonds, Value Schools, Series 2013:
2,000 6.900%, 7/01/43 7/23 at 100.00 BBB- 2,003,700
4,040 7.000%, 7/01/48 7/23 at 100.00 BBB- 4,047,312
2,650 California State University, Systemwide Revenue Bonds, Refunding Series
2015A, 5.000%, 11/01/35
11/25 at 100.00 Aa2 2,771,874
3,100 California State University, Systemwide Revenue Bonds, Series 2018A,
5.000%, 11/01/43
11/28 at 100.00 Aa2 3,335,290
5,210 California State University, Systemwide Revenue Bonds, Series 2019A,
5.000%, 11/01/51
11/29 at 100.00 Aa2 5,580,379
7,100 California State University, Systemwide Revenue Bonds, Series 2020C,
3.000%, 11/01/39
11/30 at 100.00 Aa2 6,190,064
1,115 San Diego County, California, Limited Revenue Obligations, Sanford
Burnham Prebys Medical Discovery Institute, Series 2015A, 5.000%,
11/01/28
11/25 at 100.00 A1 1,172,021
15,325 University of California, General Revenue Bonds, Limited Project Series
2017M, 5.000%, 5/15/47
5/27 at 100.00 AA- 16,132,628
11,620 University of California, General Revenue Bonds, Limited Project Series
2018O, 5.000%, 5/15/43
5/28 at 100.00 AA- 12,455,013
Total Education and Civic Organizations 90,507,465
Financials - 0.0%
7 Cofina Class 2 Trust Tax-Exempt Class 2047, Puerto Rico. Unit Exchanged
From Cusip 74529JAN5, 0.000%, 8/01/47
No Opt. Call N/R 1,905
Total Financials 1,905
Health Care - 12.0%
California Health Facilities Financing Authority, California,
Revenue Bonds, Sutter Health, Refunding Series 2016B:
17,205 5.000%, 11/15/46 11/26 at 100.00 A+ 17,617,920
3,815 California Health Facilities Financing Authority, California, Revenue Bonds,
Sutter Health, Refunding Series 2017A, 5.000%, 11/15/48
11/27 at 100.00 A+ 3,923,499
California Health Facilities Financing Authority, California,
Revenue Bonds, Sutter Health, Series 2018A:
1,225 5.000%, 11/15/36 11/27 at 100.00 A+ 1,304,392
11,100 5.000%, 11/15/48 11/27 at 100.00 A+ 11,415,684
7,000 California Health Facilities Financing Authority, Revenue Bonds, Cedars-
Sinai Health System, Series 2021A, 4.000%, 8/15/48
8/31 at 100.00 AA- 6,793,010
3,850 California Health Facilities Financing Authority, Revenue Bonds, Children's
Hospital Los Angeles, Series 2017A, 5.000%, 8/15/47
8/27 at 100.00 BBB+ 3,852,810
6,100 California Health Facilities Financing Authority, Revenue Bonds, City of
Hope National Medical Center, Series 2012A, 4.000%, 11/15/39
7/23 at 100.00 A 5,771,027
7,850 California Health Facilities Financing Authority, Revenue Bonds, City of
Hope National Medical Center, Series 2019, 4.000%, 11/15/45
11/29 at 100.00 A 7,269,021
California Health Facilities Financing Authority, Revenue
Bonds, CommonSpirit Health, Series 2020A:
10,750 4.000%, 4/01/40 4/30 at 100.00 A- 10,423,308
3,175 4.000%, 4/01/45 4/30 at 100.00 A- 2,998,502
36,320 4.000%, 4/01/49 4/30 at 100.00 A- 33,614,886
3,940 California Health Facilities Financing Authority, Revenue Bonds, El Camino
Hospital, Refunding Series 2015A, 5.000%, 2/01/40
2/25 at 100.00 AA 4,006,113
830 California Health Facilities Financing Authority, Revenue Bonds, Lucile
Salter Packard Children's Hospital, Series 2014A, 5.000%, 8/15/43
8/24 at 100.00 AA- 843,214
1,825 California Health Facilities Financing Authority, Revenue Bonds,
Providence Health & Services, Series 2014B, 5.000%, 10/01/44
10/24 at 100.00 A 1,833,377
250 California Municipal Finance Authority, Revenue Bonds, Eisenhower
Medical Center, Refunding Series 2017A, 5.000%, 7/01/42
7/27 at 100.00 Baa2 254,420

Nuveen California Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Health Care (continued)
California Municipal Finance Authority, Revenue Bonds,
NorthBay Healthcare Group, Series 2017A:
$ 1,810 5.250%, 11/01/36 11/26 at 100.00 BBB- $ 1,817,023
5,000 5.250%, 11/01/41 11/26 at 100.00 BBB- 4,902,300
6,750 5.000%, 11/01/47 11/26 at 100.00 BBB- 6,245,100
10,310 5.250%, 11/01/47 11/26 at 100.00 BBB- 9,927,396
5,300 California Municipal Finance Authority, Reveue Bonds, Community
Medical Centers, Series 2017A, 5.000%, 2/01/47
2/27 at 100.00 A3 5,408,279
2,950 California Municipal Financing Authority, Certificates of Participation,
Palomar Health, Series 2022A, 5.250%, 11/01/52 - AGM Insured
11/32 at 100.00 AA 3,137,679
2,000 California Public Finance Authority, Revenue Bonds, Henry Mayo Newhall
Hospital, Series 2017, 5.000%, 10/15/47
10/26 at 100.00 BBB- 1,989,180
2,500 California Statewide Communities Development Authority, California,
Redlands Community Hospital, Revenue Bonds, Series 2016, 5.000%,
10/01/46
10/26 at 100.00 A- 2,526,975
6,000 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2014A,
5.250%, 12/01/44
12/24 at 100.00 BB+ 5,950,260
17,250 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2016A,
5.250%, 12/01/56, 144A
6/26 at 100.00 BB+ 16,220,347
8,400 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2018A,
5.500%, 12/01/58, 144A
6/28 at 100.00 BB+ 8,036,112
California Statewide Communities Development Authority,
Revenue Bonds, Adventist Health System/West, Series
2015A:
1,305 5.000%, 3/01/35 3/26 at 100.00 A 1,344,202
1,000 5.000%, 3/01/45 3/26 at 100.00 A 1,011,720
4,650 California Statewide Communities Development Authority, Revenue
Bonds, Adventist Health System/West, Series 2018A, 5.000%, 3/01/48
3/28 at 100.00 A 4,708,218
1,365 California Statewide Community Development Authority, Health Revenue
Bonds, Enloe Medical Center, Refunding Series 2022A, 5.250%, 8/15/52
- AGM Insured
8/32 at 100.00 AA 1,448,101
California Statewide Community Development Authority,
Revenue Bonds, Daughters of Charity Health System,
Series 2005A:
33 5.750%, 7/01/24 (4),(5) 1/22 at 100.00 N/R 33,345
38 5.750%, 7/01/30 2030 2030 (4),(5) 1/22 at 100.00 N/R 38,339
2 5.750%, 7/01/35 2035 2035 (4),(5) 1/22 at 100.00 N/R 2,497
36 California Statewide Community Development Authority, Revenue Bonds,
Daughters of Charity Health System, Series 2005G, 5.500%, 7/01/24
2022 2022 (4),(5)
1/22 at 100.00 N/R 36,084
3,000 Kaweah Delta Health Care District, California, Revenue Bonds, Series
2015B, 5.000%, 6/01/40
6/25 at 100.00 Ba1 2,499,300
5,000 Palomar Health System, California, Revenue Bonds, Refunding Series
2017, 5.000%, 11/01/42
11/27 at 100.00 BBB 5,035,250
1,630 Upland, California, Certificates of Participation, San Antonio Regional
Hospital, Series 2017, 5.000%, 1/01/47
1/28 at 100.00 BBB 1,660,057
Total Health Care 195,898,947
Housing/Multifamily - 15.2%
19,170 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Creekwood, Series 2021A, 4.000%, 2/01/56, 144A
8/31 at 100.00 N/R 13,304,172
15,920 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Glendale Properties, Junior Series 2021A-2, 4.000%,
8/01/47, 144A
8/31 at 100.00 N/R 12,202,202
26,675 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Serenity at Larkspur Apartments, Series 2020A, 5.000%,
2/01/50, 144A
2/30 at 100.00 N/R 21,925,249
1,950 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Stoneridge Apartments, Series 2021A, 4.000%,
2/01/56, 144A
2/31 at 100.00 N/R 1,432,841

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Housing/Multifamily (continued)
$ 560 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Summit at Sausalito Apartments, Series 2021A-2,
4.000%, 2/01/50, 144A
8/32 at 100.00 N/R $ 417,278
440 California Community Housing Agency, California, Essential Housing
Revenue Bonds, The Arbors, Series 2020A, 5.000%, 8/01/50, 144A
8/30 at 100.00 N/R 402,767
2,850 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Verdant at Green Valley Apartments, Series 2019A,
5.000%, 8/01/49, 144A
8/29 at 100.00 N/R 2,684,273
21,320 California Community Housing Agency, Workforce Housing Revenue
Bonds, Annadel Apartments, Series 2019A, 5.000%, 4/01/49, 144A
4/29 at 100.00 N/R 17,617,142
11,182 California Housing Finance Agency, Municipal Certificate Revenue Bonds,
Class A Series 2019-2, 4.000%, 3/20/33 2033 2033
No Opt. Call BBB+ 10,801,510
12,478 California Housing Finance Agency, Municipal Certificate Revenue Bonds,
Class A Series 2021-1, 3.500%, 11/20/35 2021 2021
No Opt. Call BBB+ 11,593,923
1,528 California Housing Finance Agency, Municipal Certificate Revenue Bonds,
Class A Series2019-1, 4.250%, 1/15/35
No Opt. Call BBB+ 1,517,089
9,050 California Housing Finance Agency, Municipal Certificate Revenue Bonds,
Class A Social Certificates Series 2023-1, 4.375%, 9/20/36
No Opt. Call BBB 8,949,454
California Municipal Finance Authority, Mobile Home Park
Revenue Bonds, Caritas Affordable Housing Inc Projects,
Senior Series 2014A:
170 5.250%, 8/15/39 8/24 at 100.00 A- 172,008
455 5.250%, 8/15/49 8/24 at 100.00 A- 459,504
3,145 California Statewide Community Development Authority, Multifamily
Housing Revenue Senior Bonds, Westgate Courtyards Apartments,
Series 2001X-1, 5.420%, 12/01/34 - AMBAC Insured, (AMT)
7/23 at 100.00 N/R 3,025,301
20,705 CMFA Special Finance Agency I, California, Essential Housing Revenue
Bonds, The Mix at Center City, Series 2021A-2, 4.000%, 4/01/56, 144A
4/31 at 100.00 N/R 14,456,024
5,675 CMFA Special Finance Agency, California, Essential Housing Revenue
Bonds, Enclave Apartments, Senior Series 2022A-1, 4.000%, 8/01/58,
144A
2/32 at 100.00 N/R 4,335,132
920 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, 777 Place-Pomona, Senior Lien Series 2021A-1,
3.600%, 5/01/47, 144A
5/32 at 100.00 N/R 719,826
8,660 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, 777 Place-Pomona, Senior Lien Series 2021A-2,
3.250%, 5/01/57, 144A
5/32 at 100.00 N/R 5,931,754
1,255 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Acacia on Santa Rosa Creek, Mezzanine Lien Series
2021B, 4.000%, 10/01/46, 144A
10/31 at 100.00 N/R 948,341
5,230 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Acacia on Santa Rosa Creek, Senior Lien Series 2021A,
4.000%, 10/01/56, 144A
10/31 at 100.00 N/R 4,290,587
26,965 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Altana Glendale, Series 2021A-2, 4.000%, 10/01/56,
144A
10/31 at 100.00 N/R 19,839,229
14,755 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Center City Anaheim, Series 2020A, 5.000%, 1/01/54,
144A
1/31 at 100.00 N/R 11,716,503
2,880 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Jefferson-Anaheim Series 2021A-1, 2.875%, 8/01/41,
144A
8/31 at 100.00 N/R 2,511,965
4,640 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Jefferson-Anaheim Series 2021A-2, 3.125%, 8/01/56,
144A
8/31 at 100.00 N/R 3,164,341
CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Millennium South Bay-
Hawthorne, Series 2021A-1 and A-2:
4,355 3.375%, 7/01/43, 144A 7/32 at 100.00 N/R 3,445,676
5,205 3.250%, 7/01/56, 144A 7/32 at 100.00 N/R 3,536,173
17,875 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Moda at Monrovia Station, Social Series 2021A-2,
4.000%, 10/01/56, 144A
10/31 at 100.00 N/R 13,068,770

Nuveen California Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Housing/Multifamily (continued)
CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Monterrey Station
Apartments, Senior Lien Series 2021A-1:
$ 1,615 3.000%, 7/01/43, 144A 7/32 at 100.00 N/R $ 1,211,977
4,750 3.125%, 7/01/56, 144A 7/32 at 100.00 N/R 3,212,520
395 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Orange City Portfolio, Mezzanine Lien Series 2021B,
4.000%, 3/01/57, 144A
3/32 at 100.00 N/R 278,601
16,430 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Parallel-Anaheim Series 2021A, 4.000%, 8/01/56, 144A
8/31 at 100.00 N/R 12,076,379
5,280 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Pasadena Portfolio Social Bond, Mezzanine Senior
Series 2021B, 4.000%, 12/01/56, 144A
12/31 at 100.00 N/R 3,751,229
5,730 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Union South Bay, Series 2021A-2, 4.000%, 7/01/56,
144A
7/31 at 100.00 N/R 4,239,742
7,475 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Vineyard Gardens Apartments, Senior Lien Series
2021A, 3.250%, 10/01/58, 144A
4/32 at 100.00 N/R 5,022,303
2,100 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Waterscape Apartments, Mezzanine Lien Series 2021B,
4.000%, 9/01/46, 144A
9/31 at 100.00 N/R 1,677,627
3,995 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Westgate Phase 1-Pasadena Apartments, Senior Lien
Series 2021A-1, 3.000%, 6/01/47, 144A
6/31 at 100.00 N/R 2,898,972
16,280 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Westgate Phase 1-Pasadena Apartments, Senior Lien
Series 2021A-2, 3.125%, 6/01/57, 144A
6/31 at 100.00 N/R 10,597,140
3,100 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Wood Creek Apartments, Mezzanine Lien Series
2021A-2, 4.000%, 12/01/58
6/32 at 100.00 N/R 2,297,410
10,045 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Wood Creek Apartments, Senior Lien Series 2021A-1,
3.000%, 12/01/49
6/32 at 100.00 N/R 6,657,826
765 Independent Cities Finance Authority, California, Mobile Home Park
Revenue Bonds, Palomar Estates West, Refunding Series 2015, 5.000%,
9/15/25
No Opt. Call N/R 768,328
Total Housing/Multifamily 249,159,088
Long-Term Care - 0.1%
1,275 California Health Facilities Financing Authority, Revenue Bonds, Northern
California Presbyterian Homes & Services Inc., Refunding Series 2015,
5.000%, 7/01/44
7/25 at 100.00 AA 1,309,004
1,000 California Statewide Communities Development Authority, Revenue
Bonds, Front Porch Communities & Services, Series 2021A, 4.000%,
4/01/41
4/31 at 100.00 A 927,650
Total Long-Term Care 2,236,654
Tax Obligation/General - 11.9%
1,000 Acalanes Union High School District, Contra Costa County, California,
General Obligation Bonds, Refunding Series 2010A, 0.000%, 8/01/26
No Opt. Call Aa1 899,960
4,000 Alum Rock Union Elementary School District, Santa Clara County,
California, General Obligation Bonds, Refunding Series 2013A, 6.000%,
8/01/39
8/23 at 100.00 A1 4,016,440
5,570 Bakersfield City School District, Kern County, California, General
Obligation Bonds, Series 2012C, 5.800%, 5/01/42
5/40 at 100.00 Aa3 3,938,826
11,830 California State, General Obligation Bonds, Various Purpose Refunding
Series 2015, 5.000%, 8/01/33
2/25 at 100.00 Aa2 12,206,312
1,940 California State, General Obligation Bonds, Various Purpose Series 2014,
5.000%, 10/01/37
10/24 at 100.00 Aa2 1,979,013
6,540 California State, General Obligation Bonds, Various Purpose Series 2015,
5.000%, 8/01/45
8/25 at 100.00 Aa2 6,746,729

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General (continued)
California State, General Obligation Bonds, Various Purpose
Series 2016:
$ 2,500 5.000%, 9/01/45 9/26 at 100.00 Aa2 $ 2,618,850
835 5.000%, 9/01/46 9/26 at 100.00 Aa2 874,011
22,700 California State, General Obligation Bonds, Various Purpose Series 2018,
5.000%, 10/01/47
4/26 at 100.00 Aa2 23,616,172
1,770 California State, General Obligation Bonds, Various Purpose Series 2020,
4.000%, 11/01/45
11/25 at 100.00 Aa2 1,760,177
3,385 Chino Valley Unified School District, San Bernardino County, California,
General Obligation Bonds, 2016 Election Series 2020B, 5.000%,
8/01/55
8/30 at 100.00 Aa2 3,620,190
345 Golden West Schools Financing Authority, California, General Obligation
Revenue Refunding Bonds, School District Program, Series 1999A,
5.800%, 8/01/23 - NPFG Insured
No Opt. Call Baa2 346,194
14,500 Grossmont Healthcare District, California, General Obligation Bonds,
Refunding Series 2015D, 4.000%, 7/15/40
7/25 at 100.00 Aa2 14,289,605
2,745 Grossmont-Cuyamaca Community College District, California, General
Obligation Bonds, Refunding Series 2018, 4.000%, 8/01/47
8/28 at 100.00 AA 2,665,999
7,000 Hacienda La Puente Unified School District, Los Angeles County,
California, General Obligation Bonds, 2016 Election, Series 2017A,
4.000%, 8/01/47
8/27 at 100.00 AAA 6,798,540
30 Long Beach Unified School District, Los Angeles County, California,
General Obligation Bonds, Election of 2008, Series 2009A, 5.500%,
8/01/29
7/23 at 100.00 Aa2 30,048
6,225 Manteca Unified School District, San Joaquin County, California, General
Obligation Bonds, Election 2014 Series 2017B, 4.000%, 8/01/42
8/27 at 100.00 Aa2 6,182,172
10,000 Marin Healthcare District, Marin County, California, General Obligation
Bonds, 2013 Election, Series 2015A, 4.000%, 8/01/40
8/25 at 100.00 Aa2 9,923,100
4,040 Morgan Hill Unified School District, Santa Clara County, California, General
Obligation Bonds, Election 2012 Series 2017B, 4.000%, 8/01/47
8/27 at 100.00 Aa1 3,979,238
1,740 Pajaro Valley Unified School District, Santa Cruz County, California,
General Obligation Bonds, Refunding Election 2012 Series 2013A,
4.250%, 8/01/47
8/23 at 100.00 Aa3 1,742,627
9,440 Paramount Unified School District, Los Angeles County, California, General
Obligation Bonds, Election 2006 Series 2011, 6.375%, 8/01/45
2/33 at 100.00 Aa3 11,206,413
40,000 San Diego Community College District, San Diego County, California,
General Obligation Bonds, Election of 2006, Series 2013, 0.000%,
8/01/41 (6)
8/23 at 57.57 AAA 22,897,200
30,295 San Francisco Bay Area Rapid Transit District, California, General
Obligation Bonds, Election of 2016, Green Series 2020C-1, 4.000%,
8/01/45
8/29 at 100.00 Aaa 30,212,295
1,535 San Leandro Unified School District, Alameda County, California, General
Obligation Bonds, Election 2006 Series 2010C, 0.000%, 8/01/39 - AGC
Insured (6)
8/28 at 100.00 AA 1,465,710
2,345 Temecula Valley Unified School District, Riverside County, California,
General Obligation Bonds, Election 2012 Series 2018C, 5.250%,
8/01/44
2/26 at 100.00 Aa1 2,464,548
2,000 Victor Valley Union High School District, San Bernardino County,
California, General Obligation Bonds, 20008 Election Series 2009A,
5.750%, 8/01/31 - AGC Insured
8/26 at 100.00 AA 2,188,160
3,080 Washington Township Health Care District, Alameda County, California,
General Obligation Bonds, 2004 Election Series 2013B, 5.000%,
8/01/43
8/24 at 100.00 A1 3,101,930
645 Washington Township Health Care District, Alameda County, California,
General Obligation Bonds, 2012 Election Series 2013A, 5.500%,
8/01/40
8/24 at 100.00 A1 659,745
8,640 Washington Township Health Care District, Alameda County, California,
General Obligation Bonds, 2012 Election Series 2015B, 4.000%,
8/01/45
8/25 at 100.00 A1 8,190,547
1,100 West Contra Costa Unified School District, Contra Costa County,
California, General Obligation Bonds, Series 2008B, 6.000%, 8/01/24
No Opt. Call AA- 1,135,321

Nuveen California Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General (continued)
$ 3,500 Yosemite Community College District, California, General Obligation
Bonds, Capital Appreciation, Election 2004, Series 2010D, 6.550%,
8/01/42
No Opt. Call Aa2 $ 2,686,775
Total Tax Obligation/General 194,442,847
Tax Obligation/Limited - 10.9%
995 Beaumont Financing Authority, California, Local Agency Revenue Bonds,
Improvement Area 19A, Series 2015B, 5.000%, 9/01/35
9/25 at 100.00 N/R 1,017,238
1,655 Bell Community Housing Authority, California, Lease Revenue Bonds,
Series 2005, 5.000%, 10/01/36 - AMBAC Insured
7/23 at 100.00 N/R 1,661,140
1,335 Brea and Olinda Unified School District, Orange County, California,
Certificates of Participation Refunding, Series 2002A, 5.125%, 8/01/26 -
AGM Insured
7/23 at 100.00 AA 1,336,201
2,235 California Community College Financing Authority, Lease Revenue Bonds,
Refunding Series 2003, 0.000%, 6/01/33 - AMBAC Insured
No Opt. Call AA+ 1,469,088
2,040 California Infrastructure and Economic Development Bank, Lease Revenue
Bonds, California State Teachers Retirement System Headquarters
Expansion, Green Bond-Climate Bond Certified Series 2019, 5.000%,
8/01/44
8/29 at 100.00 AA 2,188,920
1,960 California Infrastructure and Economic Development Bank, Revenue
Bonds, North County Center for Self-Sufficiency Corporation, Series
2004, 5.000%, 12/01/25 - AMBAC Insured
7/23 at 100.00 AA+ 1,962,489
750 California Municipal Finance Authority, Special Tax Revenue Bonds, Bold
Program, Series 2020A, 4.000%, 9/01/45
9/26 at 103.00 N/R 661,125
2,000 California State Public Works Board, Lease Revenue Bonds, Department
of Corrections & Rehabilitation, Various Correctional Facilities Series
2014A, 5.000%, 9/01/39
9/24 at 100.00 Aa3 2,026,880
California State Public Works Board, Lease Revenue Bonds,
Judicial Council of California, New Stockton Courthouse,
Series 2014B:
5,120 5.000%, 10/01/32 10/24 at 100.00 Aa3 5,217,587
2,600 5.000%, 10/01/33 10/24 at 100.00 Aa3 2,648,204
3,820 5.000%, 10/01/34 10/24 at 100.00 Aa3 3,886,315
2,000 5.000%, 10/01/39 10/24 at 100.00 Aa3 2,029,000
365 California Statewide Communities Development Authority, Statewide
Community Infrastructure Program Revenue Bonds, Series 2011A,
8.000%, 9/02/41
6/23 at 100.00 N/R 349,823
Chula Vista Municipal Finance Authority, California, Special
Tax Revenue Bonds, Refunding Series 2013:
1,915 5.500%, 9/01/27 9/23 at 100.00 AA- 1,927,371
2,165 5.500%, 9/01/29 9/23 at 100.00 AA- 2,179,311
1,520 5.500%, 9/01/30 9/23 at 100.00 AA- 1,529,880
3,200 Dublin Community Facilities District 2015-1 Dublin Crossing, California,
Special Tax Bonds, Improvement  Area 2, Series 2019, 5.000%, 9/01/44
9/26 at 103.00 N/R 3,233,056
1,500 Elk Grove Financing Authority, California, Special Tax Revenue Bonds,
Series 2015, 5.000%, 9/01/38 - BAM Insured
9/25 at 100.00 AA 1,559,370
310 Golden State Tobacco Securitization Corporation, California, Tobacco
Settlement Asset-Backed Revenue Bonds, Series 2022A-1, 5.000%,
6/01/51
12/31 at 100.00 BBB+ 323,057
Government of Guam, Business Privilege Tax Bonds,
Refunding Series 2015D:
6,375 5.000%, 11/15/29 11/25 at 100.00 BB 6,486,052
3,725 5.000%, 11/15/39 11/25 at 100.00 BB 3,685,329
1,000 Huntington Beach, California, Special Tax Bonds, Community Facilities
District 2003-1 Huntington Center, Refunding Series 2013, 5.375%,
9/01/33
9/23 at 100.00 N/R 1,003,890
1,090 Irvine, California, Limited Obligation Improvement Bonds, Reassessment
District 15-2, Series 2015, 5.000%, 9/02/42
9/25 at 100.00 N/R 1,100,769
Irvine, California, Special Tax Bonds, Community Facilities
District 2013-3 Great Park, Improvement Area 1,
Refunding Series 2014:
500 5.000%, 9/01/39 9/24 at 100.00 N/R 503,950
750 5.000%, 9/01/44 9/24 at 100.00 N/R 754,035

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
$ 3,260 Jurupa Community Services District, California, Special Tax Bonds,
Community Facilities District 33 Eastvale Area, Series 2014, 5.000%,
9/01/43
9/24 at 100.00 N/R $ 3,280,082
790 Lake Elsinore Public Financing Authority, California, Local Agency Revenue
Bonds, Canyon Hills Improvement Area A & C, Series 2014C, 5.000%,
9/01/40
9/24 at 100.00 N/R 796,834
1,620 Lake Elsinore Public Financing Authority, California, Local Agency Revenue
Bonds, Refunding Series 2015, 5.000%, 9/01/40
9/25 at 100.00 N/R 1,644,818
Lammersville Joint Unified School District, California, Special
Tax Bonds, Community Facilities District  2007-1 Mountain
House - Shea Homes Improvement Area 1, Series 2013:
1,000 6.000%, 9/01/38 9/23 at 100.00 N/R 1,004,520
1,750 6.000%, 9/01/43 9/23 at 100.00 N/R 1,756,597
505 Lancaster Redevelopment Agency, California, Tax Allocation Bonds,
Combined Area Sheriff's Facilities Projects, Refunding Series 2004,
5.000%, 12/01/23 - SYNCORA GTY Insured
7/23 at 100.00 AA 505,581
390 Lancaster Redevelopment Agency, California, Tax Allocation Bonds,
Combined Fire Protection Facilities Project, Refunding Series 2004,
5.000%, 12/01/23 - SYNCORA GTY Insured
7/23 at 100.00 AA 390,449
1,000 Lathrop, California, Limited Obligation Improvement Bonds, Crossroads
Assessment District, Series 2015, 5.000%, 9/02/40
9/25 at 100.00 N/R 1,010,420
5,075 Los Angeles County Metropolitan Transportation Authority, California,
Proposition C Sales Tax Revenue Bonds, Green Senior Lien Series
2019A, 5.000%, 7/01/44
7/28 at 100.00 AAA 5,427,560
3,000 Los Angeles County Public Works Financing Authority, California, Lease
Revenue Bonds, Multiple Capital Project, Series 2015A, 5.000%,
12/01/39
12/24 at 100.00 AA+ 3,061,950
Los Angeles County Public Works Financing Authority,
California, Lease Revenue Bonds, Series 2019E-1:
7,000 5.000%, 12/01/44 12/29 at 100.00 AA+ 7,586,390
4,495 5.000%, 12/01/49 12/29 at 100.00 AA+ 4,840,576
115 Menifee Union School District Public Financing Authority, California,
Special Tax Revenue Bonds, Series 2016A, 5.000%, 9/01/36 - BAM
Insured
9/25 at 100.00 AA 118,810
1,455 Modesto, California, Speical Tax Bonds, Community Faclities District 2004-
1 Village One 2, Refunding Series 2014, 5.000%, 9/01/28
9/24 at 100.00 BBB+ 1,486,792
570 ndio, California, Special Tax Bonds, Community Facilities District 2004-3
Terra Lago, Improvement Area 1, Series 2015, 5.000%, 9/01/35
9/25 at 100.00 N/R 582,740
Oakland Redevelopment Successor Agency, California,
Tax Allocation Bonds, Refunding Subordinated Series
2015-TE:
3,250 5.000%, 9/01/35 - AGM Insured 9/25 at 100.00 AA 3,378,700
3,215 5.000%, 9/01/36 - AGM Insured 9/25 at 100.00 AA 3,344,114
255 Orange County, California, Special Tax Bonds, Community Facilities
District 2015-1 Esencia Village, Series 2015A, 5.250%, 8/15/45
8/25 at 100.00 N/R 258,743
Patterson Public Finance Authority, California, Revenue
Bonds, Community Facilities District 2001-1, Senior Series
2013A:
2,630 5.250%, 9/01/30 9/23 at 100.00 N/R 2,639,652
2,350 5.750%, 9/01/39 9/23 at 100.00 N/R 2,358,272
375 Patterson Public Finance Authority, California, Revenue Bonds, Community
Facilities District 2001-1, Subordinate Lien Series 2013B, 5.875%,
9/01/39
9/23 at 100.00 N/R 376,436
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1:
6,940 0.000%, 7/01/33 7/28 at 86.06 N/R 4,340,554
31,031 5.000%, 7/01/58 7/28 at 100.00 N/R 29,725,836
5,920 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Taxable Restructured Cofina Project Series 2019A-2, 4.536%, 7/01/53
7/28 at 100.00 N/R 5,298,755

Nuveen California Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
Rancho Cucamonga Redevelopment Agency Successor
Agency, California, Tax Allocation Bonds, Rancho
Redevelopment Project, Series 2014:
$ 1,600 5.000%, 9/01/30 9/24 at 100.00 AA+ $ 1,642,160
2,800 5.000%, 9/01/31 9/24 at 100.00 AA+ 2,875,516
2,400 5.000%, 9/01/32 9/24 at 100.00 AA+ 2,465,784
4,180 River Islands Public Financing Authority, California, Special Tax Bonds,
Community Facilities District 2003-1 Improvement Area 1, Refunding
Series 2022A-1, 5.250%, 9/01/52 - AGM Insured
9/29 at 103.00 AA 4,633,906
Roseville, California, Special Tax Bonds, Community Facilities
District 1 Westpark, Refunding Series 2015:
1,000 5.000%, 9/01/28 9/25 at 100.00 N/R 1,032,420
1,000 5.000%, 9/01/29 9/25 at 100.00 N/R 1,029,950
1,000 5.000%, 9/01/30 9/25 at 100.00 N/R 1,026,620
200 San Clemente, California, Special Tax Revenue Bonds, Community
Facilities District 2006-1 Marblehead Coastal, Series 2015, 5.000%,
9/01/40
9/25 at 100.00 N/R 202,082
3,390 San Francisco Bay Area Rapid Transit District, California, Sales Tax Revenue
Bonds, Series 2019A, 4.000%, 7/01/38
7/27 at 100.00 AA+ 3,434,612
390 San Francisco City and County Redevelopment Agency Successor Agency,
California, Special Tax Bonds, Community Facilities District 7, Hunters
Point Shipyard Phase One Improvements, Refunding Series 2014,
5.000%, 8/01/39
8/24 at 100.00 N/R 392,882
1,955 San Francisco City and County Redevelopment Agency, California,
Hotel Occupancy Tax Revenue Bonds, Refunding Series 2011, 5.000%,
6/01/25 - AGM Insured
7/23 at 100.00 AA 1,957,698
145 Signal Hill Redevelopment Agency, California, Project 1 Tax Allocation
Bonds, Series 2011, 7.000%, 10/01/26
7/23 at 100.00 N/R 145,380
2,235 Stockton Public Financing Authority, California, Revenue Bonds, Arch Road
East Community Facility District 99-02, Series 2018A, 5.000%, 9/01/43
9/25 at 103.00 N/R 2,278,158
105 Temecula Public Financing Authority, California, Special Tax Bonds,
Community Facilities District 16-01, Series 2017, 6.125%, 9/01/37, 144A
9/27 at 100.00 N/R 111,479
3,120 Transbay Joint Powers Authority, California, Tax Allocation Bonds, Senior
Green Series 2020A, 5.000%, 10/01/45
4/30 at 100.00 A- 3,201,713
395 Tustin, California, Special Tax Bonds, Community Facilities District 06-1
Tustin Legacy/Columbus Villages, Refunding Series 2015A, 5.000%,
9/01/37
9/25 at 100.00 A- 406,467
Tustin, California,Special Tax Bonds, Community Facilities
District 14-1 Tustin Legacy/Standard Pacific, Refunding
Series 2015A:
50 5.000%, 9/01/40 9/25 at 100.00 N/R 50,510
100 5.000%, 9/01/45 9/25 at 100.00 N/R 100,713
Vista Community Development Commission Taxable Non-
Housing Tax Allocation Revenue Bonds, California, Vista
Redevelopment Project, Series 2011:
7,600 6.000%, 9/01/33 7/23 at 100.00 AA 7,619,836
7,920 6.125%, 9/01/37 7/23 at 100.00 AA 7,940,117
Total Tax Obligation/Limited 178,503,264
Transportation - 20.6%
50 Alameda Corridor Transportation Authority, California, Revenue Bonds,
Refunding Subordinate Lien Series 2016A, 5.000%, 10/01/25
No Opt. Call BBB+ 50,817
23,835 California Infrastructure and Economic Development Bank, Revenue
Bonds, Brightline West Passenger Rail Project, Series 2020A, 3.650%,
1/01/50, (AMT), (Mandatory Put 1/31/24)
7/23 at 100.00 N/R 23,752,293
18,840 Foothill/Eastern Transportation Corridor Agency, California, Toll Road
Revenue Bonds, Refunding Senior Lien Series 2021A, 4.000%, 1/15/46
1/31 at 100.00 A 17,858,436
1,000 Long Beach, California, Harbor Revenue Bonds, Series 2015D, 5.000%,
5/15/33
5/25 at 100.00 AA+ 1,042,010
5,995 Long Beach, California, Harbor Revenue Bonds, Series 2019A, 5.000%,
5/15/44
5/29 at 100.00 Aa2 6,445,944

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Transportation (continued)
$ 5,050 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Green Series 2022G, 5.000%, 5/15/52,
(AMT)
11/31 at 100.00 AA $ 5,259,626
Los Angeles Department of Airports, California, Revenue
Bonds, Los Angeles International Airport, Refunding &
Subordinate Series 2022C:
1,550 4.000%, 5/15/37, (AMT) 5/32 at 100.00 AA- 1,540,374
1,250 4.000%, 5/15/38, (AMT) 5/32 at 100.00 AA- 1,230,713
1,275 4.000%, 5/15/39, (AMT) 5/32 at 100.00 AA- 1,247,562
3,135 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Senior Lien Series 2015D, 5.000%,
5/15/35, (AMT)
5/25 at 100.00 AA 3,189,047
355 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Senior Lien Series 2015E, 5.000%,
5/15/41
5/25 at 100.00 AA 364,968
6,925 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Subordinate Lien Series 2016B, 5.000%,
5/15/46, (AMT)
5/26 at 100.00 AA- 7,024,443
Los Angeles Department of Airports, California, Revenue
Bonds, Los Angeles International Airport, Subordinate
Lien Series 2018C:
1,935 5.000%, 5/15/36, (AMT) 11/27 at 100.00 AA- 2,019,830
1,800 5.000%, 5/15/38, (AMT) 11/27 at 100.00 AA- 1,867,554
24,440 5.000%, 5/15/44, (AMT) 11/27 at 100.00 AA- 25,110,878
Los Angeles Department of Airports, California, Revenue
Bonds, Los Angeles International Airport, Subordinate
Lien Series 2019D:
2,000 5.000%, 5/15/30, (AMT) 11/28 at 100.00 AA- 2,134,100
1,415 5.000%, 5/15/34, (AMT) 11/28 at 100.00 AA- 1,505,928
3,275 5.000%, 5/15/37, (AMT) 11/28 at 100.00 AA- 3,427,648
3,500 5.000%, 5/15/39, (AMT) 11/28 at 100.00 AA- 3,640,980
Los Angeles Department of Airports, California, Revenue
Bonds, Los Angeles International Airport, Subordinate
Lien Series 2019F:
1,285 5.000%, 5/15/37, (AMT) 5/29 at 100.00 AA- 1,356,729
12,950 5.000%, 5/15/44, (AMT) 5/29 at 100.00 AA- 13,438,474
Los Angeles Department of Airports, California, Revenue
Bonds, Los Angeles International Airport, Subordinate
Lien Series 2021D:
9,680 5.000%, 5/15/37, (AMT) 11/31 at 100.00 AA- 10,412,486
Los Angeles Department of Airports, California, Revenue
Bonds, Los Angeles International Airport, Subordinate
Lien Series 2022A:
9,250 5.000%, 5/15/45, (AMT) 5/32 at 100.00 AA- 9,734,885
1,000 4.000%, 5/15/49, (AMT) 5/32 at 100.00 AA- 922,480
16,305 Riverside County Transportation Commission, California, Toll Revenue
Second Lien Bonds, RCTC 91 Express Lanes, Refunding Series 2021C,
4.000%, 6/01/47
6/31 at 100.00 A- 14,807,549
Riverside County Transportation Commission, California,
Toll Revenue Senior Lien Bonds, RCTC 91 Express Lanes,
Refunding Series 2021B-1:
3,085 4.000%, 6/01/40 6/31 at 100.00 A 2,936,827
10,815 4.000%, 6/01/46 6/31 at 100.00 A 9,936,822
San Diego County Regional Airport Authority, California,
Airport Revenue Bonds, Subordinate Series 2017A:
2,625 5.000%, 7/01/47 7/27 at 100.00 A+ 2,723,989
2,000 5.000%, 7/01/47, (AMT) 7/27 at 100.00 A+ 2,034,700
4,000 San Diego County Regional Airport Authority, California, Airport Revenue
Bonds, Subordinate Series 2019B, 5.000%, 7/01/49, (AMT)
7/29 at 100.00 A+ 4,088,200
9,500 San Diego County Regional Airport Authority, California, Airport Revenue
Bonds, Subordinate Series 2021B, 5.000%, 7/01/51, (AMT)
7/31 at 100.00 A+ 9,803,905

Nuveen California Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Transportation (continued)
$ 6,500 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Governmental Purpose Second Series
2017B, 5.000%, 5/01/47
5/27 at 100.00 A+ $ 6,759,740
7,620 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Second Governmental Purpose Series
2016C, 5.000%, 5/01/46
5/26 at 100.00 A+ 7,845,400
4,435 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Second Series 2014A, 5.000%, 5/01/39,
(AMT)
5/24 at 100.00 A+ 4,445,555
San Francisco Airports Commission, California, Revenue
Bonds, San Francisco International Airport, Second Series
2016B:
10,000 5.000%, 5/01/41, (AMT) 5/26 at 100.00 A+ 10,198,000
17,855 5.000%, 5/01/46, (AMT) 5/26 at 100.00 A+ 18,083,544
5,000 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Second Series 2017A, 5.000%, 5/01/47,
(AMT)
5/27 at 100.00 A+ 5,079,900
San Francisco Airports Commission, California, Revenue
Bonds, San Francisco International Airport, Second Series
2018D:
7,170 5.000%, 5/01/43, (AMT) 5/28 at 100.00 A+ 7,376,998
9,320 5.000%, 5/01/48, (AMT) 5/28 at 100.00 A+ 9,493,911
6,175 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Second Series 2019A, 5.000%, 5/01/44,
(AMT)
5/29 at 100.00 A+ 6,393,410
San Francisco Airports Commission, California, Revenue
Bonds, San Francisco International Airport, Second Series
2019E:
18,500 5.000%, 5/01/45, (AMT) 5/29 at 100.00 A+ 19,121,970
3,515 5.000%, 5/01/50, (AMT) 5/29 at 100.00 A+ 3,613,244
16,460 San Joaquin Hills Transportation Corridor Agency, Orange County,
California, Refunding Senior Lien Toll Road Revenue Bonds, Series
2021A, 4.000%, 1/15/50
1/32 at 100.00 A 15,466,474
10,000 San Joaquin Hills Transportation Corridor Agency, Orange County,
California, Toll Road Revenue Bonds, Refunding Junior Lien Series
2014B, 5.250%, 1/15/44
1/25 at 100.00 A- 10,186,500
23,160 San Joaquin Hills Transportation Corridor Agency, Orange County,
California, Toll Road Revenue Bonds, Refunding Series 1997A, 0.000%,
1/15/25 - NPFG Insured
No Opt. Call BBB+ 21,710,184
Total Transportation 336,685,027
U.S. Guaranteed - 9.8% (7)
8,310 Antelope Valley Community College District, Los Angeles County,
California, General Obligation Bonds, Election 2016 Series 2017A,
5.250%, 8/01/42, (Pre-refunded 2/15/27)
2/27 at 100.00 AA 9,024,327
8,455 Antelope Valley Community College District, Los Angeles County,
California, General Obligation Bonds, Refunding Series 2015, 0.000%,
8/01/30, (Pre-refunded 2/15/25)
2/25 at 80.12 Aa2 6,361,035
3,915 California Educational Facilities Authority, Revenue Bonds, Pepperdine
University, Series 2015, 5.000%, 9/01/40, (Pre-refunded 9/01/25)
9/25 at 100.00 Aa3 4,089,335
2,430 California Health Facilities Financing Authority, California, Revenue Bonds,
Sutter Health, Refunding Series 2015A, 5.000%, 8/15/43, (Pre-refunded
8/15/25)
8/25 at 100.00 A+ 2,533,348
California Health Facilities Financing Authority, California,
Revenue Bonds, Sutter Health, Refunding Series 2016B:
5,360 5.000%, 11/15/46, (Pre-refunded 11/15/26) 11/26 at 100.00 N/R 5,715,046
10,845 California Health Facilities Financing Authority, California, Revenue Bonds,
Sutter Health, Series 2016A, 5.000%, 11/15/41, (Pre-refunded 11/15/25)
11/25 at 100.00 A+ 11,366,970
1,500 California Municipal Finance Authority Charter School Revenue Bonds,
Albert Einstein Academies Project, Series 2013A, 6.750%, 8/01/33, (Pre-
refunded 8/01/23)
8/23 at 100.00 BB 1,507,980

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
U.S. Guaranteed (7) (continued)
$ 1,245 California Municipal Finance Authority, Revenue Bonds, Touro College
and University System, Series 2014A, 5.250%, 1/01/34, (Pre-refunded
7/01/24)
7/24 at 100.00 N/R $ 1,271,780
California School Finance Authority, California, Charter
School Revenue Bonds, Aspire Public Schools, Refunding
Series 2016:
40 5.000%, 8/01/46, (Pre-refunded 8/01/25), 144A 8/25 at 100.00 N/R 41,544
California Statewide Communities Development Authority,
Revenue Bonds, Cottage Health System Obligated Group,
Series 2015:
1,310 5.000%, 11/01/28, (Pre-refunded 11/01/24) 11/24 at 100.00 AA- 1,341,309
1,100 5.000%, 11/01/31, (Pre-refunded 11/01/24) 11/24 at 100.00 AA- 1,126,290
1,690 5.000%, 11/01/32, (Pre-refunded 11/01/24) 11/24 at 100.00 AA- 1,730,391
500 Corona-Norco Unified School District, Riverside County, California,
General Obligation Bonds, Capital Appreciation, Election 2006
Refunding Series 2009C, 6.800%, 8/01/39, (Pre-refunded 8/01/27) -
AGM Insured
8/27 at 100.00 AA 577,305
3,780 Foothill/Eastern Transportation Corridor Agency, California, Toll Road
Revenue Bonds, Refunding Junior Lien Series 2013C, 6.500%, 1/15/43,
(Pre-refunded 1/15/24)
1/24 at 100.00 A- 3,851,442
Foothill/Eastern Transportation Corridor Agency, California,
Toll Road Revenue Bonds, Refunding Series 2013A:
8,335 5.750%, 1/15/46, (Pre-refunded 1/15/24) 1/24 at 100.00 A 8,467,443
8,415 6.000%, 1/15/53, (Pre-refunded 1/15/24) 1/24 at 100.00 A 8,559,991
Golden State Tobacco Securitization Corporation, California,
Enhanced Tobacco Settlement Asset-Backed Revenue
Bonds, Refunding Series 2015A:
17,210 5.000%, 6/01/40, (Pre-refunded 6/01/25) 6/25 at 100.00 A+ 17,918,880
21,090 5.000%, 6/01/40, (Pre-refunded 6/01/25) 6/25 at 100.00 N/R 21,958,697
22,230 5.000%, 6/01/45, (Pre-refunded 6/01/25) 6/25 at 100.00 Aa3 23,145,654
4,390 Golden State Tobacco Securitization Corporation, California, Enhanced
Tobacco Settlement Asset-Backed Revenue Bonds, Series 2005A,
0.000%, 6/01/28 - AMBAC Insured, (ETM)
No Opt. Call Aa3 3,806,876
6,000 Golden State Tobacco Securitization Corporation, California, Tobacco
Settlement Asset-Backed Bonds, Series 2017A-1, 5.000%, 6/01/23,
(ETM)
No Opt. Call N/R 6,000,000
2,585 Los Angeles Community College District, California, General Obligation
Bonds, Refunding Series 2015A, 5.000%, 8/01/30, (Pre-refunded
8/01/24)
8/24 at 100.00 Aaa 2,642,309
Los Angeles Department of Airports, California, Revenue
Bonds, Los Angeles International Airport, Subordinate
Lien Series 2021D:
545 5.000%, 5/15/37, (Pre-refunded 11/15/31), (AMT) 11/31 at 100.00 N/R 611,403
5,000 Puerto Rico Industrial, Tourist, Educational, Medical and Environmental
Control Facilities Financing Authority, Hospital Revenue Bonds, Hospital
de la Concepcion, Series 2017A, 3.550%, 11/15/30, (Pre-refunded
11/15/26)
11/26 at 100.00 N/R 4,938,700
1,115 Rio Elementary School District, California, Special Tax Bonds, Community
Facilities District 1, Series 2013, 5.500%, 9/01/39, (Pre-refunded
9/01/23)
9/23 at 100.00 N/R 1,120,965
3,125 Rosemead School District, Los Angeles County, California, General
Obligation Bonds, Election 2008 Series 2013B, 5.850%, 8/01/43, (Pre-
refunded 8/01/23) - AGM Insured
8/23 at 100.00 AA 3,137,469
2,000 San Diego Community College District, San Diego County, California,
General Obligation Bonds, Refunding Series 2016, 5.000%, 8/01/41,
(Pre-refunded 8/01/26)
8/26 at 100.00 AAA 2,133,240
2,000 San Diego Unified School District, San Diego County, California, General
Obligation Bonds, Series 2009-1, 6.000%, 7/01/33, (Pre-refunded
7/01/24)
7/24 at 100.00 Aa2 2,060,540
2,060 San Mateo Union High School District, San Mateo County, California,
General Obligation Bonds, Election of 2006, Series 2013A, 0.000%,
9/01/37, (Pre-refunded 9/01/23)
9/23 at 48.21 Aaa 985,010

Nuveen California Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
U.S. Guaranteed (7) (continued)
$ 1,395 Walnut Valley Unified School District, Los Angeles County, California,
General Obligation Bonds, Election 2007 Measure S, Series 2014C,
5.000%, 8/01/39, (Pre-refunded 8/01/24)
8/24 at 100.00 Aa1 $ 1,424,309
1,700 Yosemite Community College District, California, General Obligation
Bonds, Refunding Series 2015, 5.000%, 8/01/32, (Pre-refunded 8/01/25)
8/25 at 100.00 Aa2 1,774,715
Total U.S. Guaranteed 161,224,303
Utilities - 12.9%
California Pollution Control Financing Authority, Water
Furnishing Revenue Bonds, Poseidon Resources
Channelside LP Desalination Project, Series 2012:
5,000 5.000%, 7/01/37, (AMT), 144A 1/24 at 100.00 BBB 5,009,100
18,060 5.000%, 11/21/45, (AMT), 144A 1/24 at 100.00 BBB 17,963,018
4,405 California Pollution Control Financing Authority, Water Furnishing Revenue
Bonds, San Diego County Water Authoriity Desalination Project Pipeline,
Refunding Series 2019, 5.000%, 7/01/39, 144A
1/29 at 100.00 BBB 4,516,799
2,750 California Statewide Communities Development Authority, Pollution
Control Revenue Bonds, Southern California Edison Company,
Refunding Series 2006D, 2.625%, 11/01/33, (Mandatory Put 12/01/23)
No Opt. Call A2 2,721,208
10,725 California Statewide Communities Development Authority, Pollution
Control Revenue Bonds, Southern California Edison Company, Series
2006C, 2.625%, 11/01/33, (Mandatory Put 12/01/23)
No Opt. Call A2 10,612,709
140 Compton, California, Sewer Revenue Bonds, Refunding Series 1998,
5.375%, 9/01/23 - NPFG Insured
6/23 at 100.00 Baa2 140,077
2,290 Contra Costa Water District, Contra Costa County, California, Water
Revenue Bonds, Refunding Series 2019V, 5.000%, 10/01/44
10/29 at 100.00 AA+ 2,496,306
1,500 Eastern Municipal Water District Financing Authority, California, Water and
Wastewater Revenue Bonds, Series 2015B, 5.000%, 7/01/40
7/25 at 100.00 AAA 1,553,145
1,985 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Series 2014D, 5.000%, 7/01/44
7/24 at 100.00 Aa2 2,011,678
5,000 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Series 2016A, 5.000%, 7/01/46
1/26 at 100.00 Aa2 5,170,300
4,165 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Series 2016B, 5.000%, 7/01/37
1/26 at 100.00 Aa2 4,348,177
2,930 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Series 2017A, 5.000%, 7/01/47
1/27 at 100.00 Aa2 3,076,764
9,780 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Series 2018A, 5.000%, 7/01/38
1/28 at 100.00 Aa2 10,511,642
Los Angeles Department of Water and Power, California,
Power System Revenue Bonds, Series 2019A:
5,000 5.000%, 7/01/45 1/29 at 100.00 Aa2 5,367,000
5,000 5.250%, 7/01/49 1/29 at 100.00 Aa2 5,405,750
32,975 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Series 2020B, 5.000%, 7/01/50
7/30 at 100.00 Aa2 35,566,835
16,230 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Series 2021B, 5.000%, 7/01/51
1/31 at 100.00 Aa2 17,565,891
4,800 Los Angeles Department of Water and Power, California, Water System
Revenue Bonds, Series 2022B, 5.000%, 7/01/43
1/32 at 100.00 Aa2 5,318,160
5,000 Los Angeles Department of Water and Power, California, Waterworks
Revenue Bonds, Series 2018B, 5.000%, 7/01/48
7/28 at 100.00 AA+ 5,322,000
16,990 Los Angeles Department of Water and Power, California, Waterworks
Revenue Bonds, Series 2020C, 5.000%, 7/01/39
7/30 at 100.00 Aa2 18,725,359
3,370 Los Angeles Department of Water and Power, California, Waterworks
Revenue Bonds, Series 2021B, 5.000%, 7/01/51
1/31 at 100.00 Aa2 3,656,652
10,000 Los Angeles, California, Wastewater System Revenue Bonds, Green Series
2015C, 5.000%, 6/01/45
6/25 at 100.00 AA+ 10,269,700
2,600 Los Angeles, California, Wastewater System Revenue Bonds, Refunding
Subordinate Lien Series 2013A, 5.000%, 6/01/35
6/23 at 100.00 AA 2,602,106
16,665 Metropolitan Water District of Southern California, Water Revenue Bonds,
Series 2020A, 5.000%, 10/01/45
10/29 at 100.00 AAA 18,143,185
3,160 Pico Rivera Water Authority, California, Revenue Bonds, Refunding Water
System Project, Series 1999A, 5.500%, 5/01/29 - NPFG Insured
No Opt. Call Baa2 3,359,491

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Utilities (continued)
$ 2,180 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2020A, 5.000%, 7/01/47, 144A
7/30 at 100.00 N/R $ 2,100,125
250 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021A, 4.000%, 7/01/42, 144A
7/31 at 100.00 N/R 213,420
5,110 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021B, 4.000%, 7/01/42, 144A
7/31 at 100.00 N/R 4,362,305
2,145 Santa Clara Valley Water District, California, Water System Revenue Bonds,
Refunding  Series 2020A, 5.000%, 6/01/45
6/30 at 100.00 Aa1 2,341,975
Total Utilities 210,450,877
Total Long-Term Investments
(cost $1,679,769,522) 1,619,450,067
Borrowings - (1.2)% (8) (19,100,000)
Other Assets & Liabilities, Net - 2.3% 36,734,559
Net Assets - 100% $ 1,637,084,626
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 1,619,339,802 $ 110,265 $ 1,619,450,067
Total
$ – $ 1,619,339,802 $ 110,265 $ 1,619,450,067
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(5) For fair value measurement disclosure purposes, investment classified as Level 3.
(6) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(7) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(8) Borrowings as a percentage of Total Investments is 1.2%.

Nuveen California Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2023
(Unaudited)

144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
ETM Escrowed to maturity

Nuveen New Jersey Municipal Bond Fund
Portfolio of Investments May 31, 2023
(Unaudited)
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 97.2%
X 407,978,232 MUNICIPAL BONDS - 97.2%
X 407,978,232
Consumer Discretionary - 0.2%
Middlesex County Improvement Authority, New Jersey,
Senior Revenue Bonds, Heldrich Center Hotel/Conference
Center Project, Series 2005A:
$ 935 5.000%, 1/01/32 (4) 7/23 at 100.00 Caa3 $ 620,943
240 5.125%, 1/01/37 (4) 7/23 at 100.00 Caa3 157,860
Total Consumer Discretionary 778,803
Consumer Staples - 3.7%
Tobacco Settlement Financing Corporation, New Jersey,
Tobacco Settlement Asset-Backed Bonds, Series 2018A:
4,410 4.000%, 6/01/37 6/28 at 100.00 A- 4,410,529
3,970 5.000%, 6/01/46 6/28 at 100.00 BBB+ 4,069,210
540 5.250%, 6/01/46 6/28 at 100.00 BBB+ 561,935
6,540 Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018B, 5.000%, 6/01/46
6/28 at 100.00 BBB- 6,571,523
Total Consumer Staples 15,613,197
Education and Civic Organizations - 12.6%
2,240 Atlantic County Improvement Authority, New Jersey, General Obligation
Lease Revenue Bonds, Stockton University Atlantic City Campus Phase
II, Series 2021A, 4.000%, 7/01/47 - AGM Insured
7/31 at 100.00 AA 2,124,170
715 Camden County Improvement Authority, New Jersey, School Revenue
Bonds, KIPP: Cooper Norcross Academy 2022 Project, Social Series
2022, 6.000%, 6/15/62
12/30 at 100.00 BBB 751,687
1,000 Essex County Improvement Authority, New Jersey, General Obligation
Lease Revenue Bonds, Institute of Technology CHF-Newark, LLC-NJIT
Student Housing Project, Series 2021A, 4.000%, 8/01/60 - BAM Insured
8/31 at 100.00 AA 925,550
Gloucester County Improvement Authority, New Jersey,
Revenue Bonds, Rowan University Project, County
Gauranteed Loan, Series 2019:
3,050 5.000%, 7/01/44 7/29 at 100.00 Aa1 3,270,027
2,020 4.000%, 7/01/48 7/29 at 100.00 Aa1 1,969,662
225 New Jersey Economic Development Authority, Charter School Revenue
Bonds, Foundation Academy Charter School, Series 2018A, 5.000%,
7/01/38
1/28 at 100.00 BBB- 225,819
New Jersey Economic Development Authority, Charter
School Revenue Bonds, North Star Academy Charter
School of Newark, Series 2017:
2,805 4.000%, 7/15/37 7/27 at 100.00 BBB- 2,628,229
100 5.000%, 7/15/47 7/27 at 100.00 BBB- 100,258
100 New Jersey Economic Development Authority, Charter School Revenue
Bonds, Teaneck Community Charter School, Series 2017A, 5.125%,
9/01/52, 144A
9/27 at 100.00 BB 90,279
945 New Jersey Economic Development Authority, Revenue Bonds, The
Seeing Eye Inc., Refunding Series 2015, 5.000%, 3/01/25
No Opt. Call A 969,542
New Jersey Economic Development Authority, Revenue
Bonds, The Seeing Eye Inc., Refunding Series 2017:
355 3.000%, 6/01/32 12/27 at 100.00 A 335,841
195 5.000%, 6/01/32 12/27 at 100.00 A 205,471
1,145 New Jersey Educational Facilities Authority, Revenue Bonds, College of
New Jersey, Refunding Series 2016F, 3.000%, 7/01/40
7/26 at 100.00 A 919,927
1,470 New Jersey Educational Facilities Authority, Revenue Bonds, Kean
University, Refunding Series 2015H, 4.000%, 7/01/39 - AGM Insured
7/25 at 100.00 AA 1,448,317
New Jersey Educational Facilities Authority, Revenue Bonds,
Montclair State University, Refunding Series 2015D:
2,000 5.000%, 7/01/31 7/25 at 100.00 A+ 2,063,340
1,055 3.750%, 7/01/33 7/25 at 100.00 A+ 1,038,141

Nuveen New Jersey Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Education and Civic Organizations (continued)
New Jersey Educational Facilities Authority, Revenue Bonds,
Rider University, Series  2017F:
$ 360 3.750%, 7/01/37 7/27 at 100.00 BB $ 280,807
1,370 4.000%, 7/01/42 7/27 at 100.00 BB 1,031,665
2,265 5.000%, 7/01/47 7/27 at 100.00 BB 1,929,757
1,225 New Jersey Educational Facilities Authority, Revenue Bonds, Seton Hall
University, Refunding Series 2015C, 5.000%, 7/01/32
7/25 at 100.00 BBB+ 1,257,205
710 New Jersey Educational Facilities Authority, Revenue Bonds, Seton Hall
University, Series 2013D, 5.000%, 7/01/38
7/23 at 100.00 BBB+ 710,383
New Jersey Educational Facilities Authority, Revenue Bonds,
Seton Hall University, Series 2016C:
1,870 3.000%, 7/01/41 7/26 at 100.00 BBB+ 1,445,398
2,430 3.000%, 7/01/46 7/26 at 100.00 BBB+ 1,773,025
1,085 4.000%, 7/01/46 7/26 at 100.00 BBB+ 965,411
1,000 New Jersey Educational Facilities Authority, Revenue Bonds, Seton Hall
University, Series 2020C, 3.250%, 7/01/49 - AGM Insured
7/30 at 100.00 AA 791,760
4,500 New Jersey Educational Facilities Authority, Revenue Bonds, Stevens
Institute of Technology Issue, Green Series 2020A, 4.000%, 7/01/50
7/30 at 100.00 BBB+ 3,928,905
New Jersey Educational Facilities Authority, Revenue Bonds,
Stevens Institute of Technology, Series 2017A:
1,000 5.000%, 7/01/42 7/27 at 100.00 BBB+ 1,016,190
500 4.000%, 7/01/47 7/27 at 100.00 BBB+ 444,005
1,110 5.000%, 7/01/47 7/27 at 100.00 BBB+ 1,122,665
1,375 New Jersey Educational Facilities Authority, Revenue Bonds, William
Paterson University, Series 2017B, 5.000%, 7/01/47 - AGM Insured
7/27 at 100.00 AA 1,424,239
835 New Jersey Higher Education Student Assistance Authority, Student Loan
Revenue Bonds, Refunding Senior Series 2021B, 2.500%, 12/01/40,
(AMT)
12/29 at 100.00 AA 693,083
New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Refunding Series 2018A:
1,435 3.750%, 12/01/31, (AMT) 6/28 at 100.00 Aaa 1,387,071
325 4.000%, 12/01/35, (AMT) 6/28 at 100.00 Aaa 323,040
1,375 New Jersey Higher Education Student Assistance Authority, Student Loan
Revenue Bonds, Refunding Series 2023B, 4.000%, 12/01/44, (AMT)
12/33 at 100.00 AA 1,349,342
770 New Jersey Higher Education Student Assistance Authority, Student
Loan Revenue Bonds, Refunding Subordinate Series 2021C, 3.250%,
12/01/51, (AMT)
12/29 at 100.00 BBB 549,703
New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Senior Lien Series 2016-1A:
785 3.500%, 12/01/32, (AMT) 12/25 at 100.00 Aaa 748,600
180 4.000%, 12/01/39, (AMT) 12/25 at 100.00 Aaa 177,813
New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Senior Lien Series 2017-1A:
335 3.750%, 12/01/33, (AMT) 12/26 at 100.00 Aaa 328,977
40 4.000%, 12/01/40, (AMT) 12/26 at 100.00 Aaa 39,451
1,170 New Jersey Higher Education Student Assistance Authority, Student Loan
Revenue Bonds, Senior Series 2019B, 3.250%, 12/01/39, (AMT)
6/28 at 100.00 Aa1 1,103,076
590 New Jersey Higher Education Student Assistance Authority, Student Loan
Revenue Bonds, Senior Series 2020B, 3.500%, 12/01/39, (AMT)
12/28 at 100.00 Aa1 560,223
New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Series 2014-1A-1:
360 4.250%, 12/01/32, (AMT) 12/23 at 100.00 Aaa 356,595
345 4.500%, 12/01/36, (AMT) 12/23 at 100.00 Aaa 341,988
860 New Jersey Higher Education Student Assistance Authority, Student Loan
Revenue Bonds, Series 2015-1A, 4.000%, 12/01/30, (AMT)
12/24 at 100.00 Aaa 857,489
1,740 New Jersey Higher Education Student Assistance Authority, Student Loan
Revenue Bonds, Subordinate Series 2017-C, 4.250%, 12/01/47, (AMT)
12/26 at 100.00 Aaa 1,668,921
1,460 New Jersey Higher Education Student Assistance Authority, Student Loan
Revenue Bonds, Subordinate Series 2019C, 3.625%, 12/01/49, (AMT)
6/28 at 100.00 A2 1,170,701
3,005 New Jersey Institute of Technology, New Jersey, General Obligation
Bonds, Series 2015A, 5.000%, 7/01/45
7/25 at 100.00 A1 3,052,269

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Education and Civic Organizations (continued)
$ 1,000 Passaic County Improvement Authority, New Jersey, Charter School
Revenue Bonds, Paterson Arts & Science Charter School, Series 2023,
5.375%, 7/01/53 , (WI/DD)
7/31 at 100.00 BBB- $ 1,006,210
Total Education and Civic Organizations 52,902,227
Financials - 0.1%
418 New Jersey Economic Development Authority, Revenue Refunding Bonds,
Kapkowski Road Landfill Project, Series 2002, 6.500%, 4/01/28
No Opt. Call Baa2 415,508
Total Financials 415,508
Health Care - 11.7%
Camden County Improvement Authority, New Jersey, Health
Care Redevelopment Revenue Bonds, Cooper Health
System Obligated Group Issue, Refunding Series 2014A:
1,720 5.000%, 2/15/25 2/24 at 100.00 A- 1,727,671
800 5.000%, 2/15/28 2/24 at 100.00 A- 804,544
2,000 5.000%, 2/15/33 2/24 at 100.00 A- 2,010,540
800 Camden County Improvement Authority, New Jersey, Health Care
Redevelopment Revenue Bonds, Cooper Health System Obligated
Group Issue, Series 2013A, 5.750%, 2/15/42
7/23 at 100.00 A- 801,080
New Jersey Health Care Facilities Authority, Revenue Bonds,
Atlanticare Health System Obligated Group Issue, Series
2021:
1,800 2.375%, 7/01/46 7/31 at 100.00 AA- 1,169,424
1,800 3.000%, 7/01/46 7/31 at 100.00 AA- 1,346,508
1,000 3.000%, 7/01/51 7/31 at 100.00 AA- 712,790
195 New Jersey Health Care Facilities Finance Authority, Revenue Bonds, AHS
Hospital Corporation, Series 2008A, 5.000%, 7/01/27
7/23 at 100.00 AA- 195,090
2,025 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
AHS Hospital Corporation, Refunding Series 2016, 4.000%, 7/01/41
1/27 at 100.00 AA- 1,971,844
1,630 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Barnabas Health, Refunding Series 2014A, 5.000%, 7/01/44
7/24 at 100.00 AA- 1,645,371
New Jersey Health Care Facilities Financing Authority,
Revenue Bonds, Hackensack Meridian Health Obligated
Group, Refunding Series 2017A:
1,730 5.000%, 7/01/28 7/27 at 100.00 AA- 1,853,903
1,465 5.000%, 7/01/57 7/27 at 100.00 AA- 1,496,966
3,525 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Inspira Health Obligated Group Issue, Refunding Series 2016A, 4.000%,
7/01/41
7/26 at 100.00 AA- 3,428,098
4,950 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Inspira Health Obligated Group Issue, Series 2017A, 5.000%, 7/01/42
7/27 at 100.00 AA- 5,078,304
570 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Meridian Health System Obligated Group, Refunding Series 2013A,
5.000%, 7/01/32
7/23 at 100.00 AA- 570,068
New Jersey Health Care Facilities Financing Authority,
Revenue Bonds, Princeton HealthCare System, Series
2016A:
575 5.000%, 7/01/33 7/26 at 100.00 AA 603,934
600 5.000%, 7/01/34 7/26 at 100.00 AA 628,902
New Jersey Health Care Facilities Financing Authority,
Revenue Bonds, Robert Wood Johnson University Hospital
Issue, Series 2014A:
2,060 5.000%, 7/01/39 7/24 at 100.00 AA- 2,085,276
420 5.000%, 7/01/43 7/24 at 100.00 AA- 424,028
2,135 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
RWJ Barnabas Health Obligated Group, Refunding Series 2016A,
5.000%, 7/01/43
7/26 at 100.00 AA- 2,189,976
New Jersey Health Care Facilities Financing Authority,
Revenue Bonds, RWJ Barnabas Health Obligated Group,
Series 2021A:
2,650 4.000%, 7/01/45 7/31 at 100.00 AA- 2,556,217
3,145 3.000%, 7/01/51 7/31 at 100.00 AA- 2,300,976

Nuveen New Jersey Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Health Care (continued)
New Jersey Health Care Facilities Financing Authority,
Revenue Bonds, Saint Joseph's Healthcare System
Obligated Group Issue, Refunding Series 2016:
$ 2,710 3.000%, 7/01/32 7/26 at 100.00 BBB- $ 2,382,632
360 4.000%, 7/01/34 7/26 at 100.00 BBB- 341,309
2,835 5.000%, 7/01/41 7/26 at 100.00 BBB- 2,785,699
2,685 4.000%, 7/01/48 7/26 at 100.00 BBB- 2,195,041
New Jersey Health Care Facilities Financing Authority,
Revenue Bonds, University Hospital Issue, Refunding
Series 2015A:
1,500 4.125%, 7/01/38 - AGM Insured 7/25 at 100.00 AA 1,459,800
755 5.000%, 7/01/46 - AGM Insured 7/25 at 100.00 AA 760,829
New Jersey Health Care Facilities Financing Authority,
Revenue Bonds, Valley Health System Obligated Group,
Series 2019:
1,990 4.000%, 7/01/44 7/29 at 100.00 A+ 1,909,027
2,695 3.000%, 7/01/49 7/29 at 100.00 A+ 1,881,029
Total Health Care 49,316,876
Housing/Multifamily - 4.7%
600 New Jersey Economic Development Authority, Revenue Bonds, Provident
Group - Kean Properties LLC - Kean University Student Housing Project,
Series 2017A, 5.000%, 7/01/47
1/27 at 100.00 B 551,202
2,440 New Jersey Economic Development Authority, Revenue Bonds, West
Campus Housing LLC - New Jersey City University Student Housing
Project, Series 2015, 5.000%, 7/01/47
7/25 at 100.00 B 2,038,864
1,470 New Jersey Housing & Mortgage Finance Agency, Multifamily Conduit
Revenue Bonds, Cherry Garden Apartments Project, Series 2021B,
2.375%, 1/01/39
No Opt. Call Aaa 1,134,364
1,310 New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue
Bonds, Series 2015A, 4.000%, 11/01/45
11/24 at 100.00 AA- 1,218,365
1,135 New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue
Bonds, Series 2016A, 3.750%, 11/01/45
11/25 at 100.00 AA- 1,027,731
2,145 New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue
Bonds, Series 2016B, 3.600%, 11/01/40
11/25 at 100.00 AA- 1,981,015
875 New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue
Bonds, Series 2017D, 3.900%, 11/01/32, (AMT)
5/26 at 100.00 AA- 864,929
New Jersey Housing and Mortgage Finance Agency,
Multifamily Revenue Bonds, Series 2018A:
1,935 3.600%, 11/01/33 11/27 at 100.00 AA- 1,889,953
1,865 3.875%, 11/01/38 11/27 at 100.00 AA- 1,758,341
1,045 3.950%, 11/01/43 11/27 at 100.00 AA- 946,603
650 4.000%, 11/01/48 11/27 at 100.00 AA- 568,834
500 4.100%, 11/01/53 11/27 at 100.00 AA- 434,315
New Jersey Housing and Mortgage Finance Agency,
Multifamily Revenue Bonds, Series 2019A:
1,750 2.900%, 11/01/39 11/28 at 100.00 AA- 1,460,655
530 3.000%, 11/01/44 11/28 at 100.00 AA- 415,552
870 3.050%, 11/01/49 11/28 at 100.00 AA- 655,197
490 3.150%, 5/01/53 11/28 at 100.00 AA- 366,167
600 New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue
Bonds, Series 2020A, 2.450%, 11/01/45
11/29 at 100.00 AA- 414,906
2,470 New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue
Bonds, Series 2021A, 2.450%, 11/01/41
11/30 at 100.00 AA- 1,823,107
Total Housing/Multifamily 19,550,100
Housing/Single Family - 4.8%
New Jersey Housing and Mortgage Finance Agency, Single
Family Housing Revenue Bonds, Series 2018A:
1,725 3.600%, 4/01/33 10/27 at 100.00 AA 1,655,672
1,130 3.750%, 10/01/35 10/27 at 100.00 AA 1,082,145
2,150 New Jersey Housing and Mortgage Finance Agency, Single Family
Housing Revenue Bonds, Series 2018B, 3.800%, 10/01/32, (AMT)
10/27 at 100.00 AA 2,067,762

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Housing/Single Family (continued)
$ 2,710 New Jersey Housing and Mortgage Finance Agency, Single Family
Housing Revenue Bonds, Series 2019C, 4.000%, 4/01/49
4/28 at 100.00 AA $ 2,492,604
New Jersey Housing and Mortgage Finance Agency, Single
Family Housing Revenue Bonds, Series 2020E:
1,540 2.250%, 10/01/40 4/29 at 100.00 AA 1,115,253
1,470 3.500%, 4/01/51 4/29 at 102.44 AA 1,430,648
7,090 New Jersey Housing and Mortgage Finance Agency, Single Family
Housing Revenue Bonds, Social Series 2021H, 2.300%, 10/01/46
4/30 at 100.00 AA 4,916,348
New Jersey Housing and Mortgage Finance Agency, Single
Family Housing Revenue Bonds, Social Series 2022I:
1,885 4.500%, 10/01/42 4/31 at 100.00 AA 1,872,974
1,445 4.600%, 10/01/46 4/31 at 100.00 AA 1,421,663
New Jersey Housing and Mortgage Finance Agency, Single
Family Housing Revenue Bonds, Social Series 2023J:
1,000 4.500%, 10/01/43 4/32 at 100.00 AA 1,008,630
1,150 4.700%, 10/01/48 4/32 at 100.00 AA 1,157,302
Total Housing/Single Family 20,221,001
Long-Term Care - 0.6%
530 New Jersey Economic Development Authority, Fixed Rate Revenue Bonds,
Lions Gate Project, Series 2014, 5.250%, 1/01/44
1/24 at 100.00 N/R 494,003
2,170 New Jersey Economic Development Authority, Revenue Bonds, White
Horse HMT Urban Renewal LLC Project, Series 2020, 5.000%, 1/01/40,
144A
1/28 at 102.00 N/R 1,549,510
495 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Village Drive Healthcare Urban Renewal LLC, Series 2018, 5.750%,
10/01/38, 144A
10/26 at 102.00 N/R 378,784
Total Long-Term Care 2,422,297
Tax Obligation/General - 13.8%
2,000 Cherry Hill Township, Camden County, New Jersey, General Obligation
Bonds, Bond Anticipation Note Series 2022, 5.000%, 10/23/23
No Opt. Call N/R 2,010,100
735 Cumberland County Improvement Authority, New Jersey, General
Obligation Lease Revenue Bonds, Vineland Public Safety Building
Project, Series 2017, 3.250%, 12/15/37
12/27 at 100.00 AA 676,362
1,470 Cumberland County, New Jersey, General Obligation Bonds, Series 2021,
2.000%, 5/15/29
5/28 at 100.00 AA- 1,323,412
1,000 Essex County, New Jersey, General Obligation Bonds, Improvement
Series 2022, 4.000%, 8/15/32
8/30 at 100.00 Aa1 1,080,770
15 Flemington-Raritan Regional School District, Hunterdon County, New
Jersey, General Obligation Bonds, Series 2019, 2.375%, 9/01/34
9/26 at 100.00 AA 12,967
Gloucester Township, New Jersey, General Obligation
Bonds, Series 2019:
1,000 2.000%, 2/01/28 - BAM Insured No Opt. Call AA 908,650
1,500 2.250%, 2/01/29 - BAM Insured No Opt. Call AA 1,369,275
180 Hamilton Township, Mercer County Board of Education, New Jersey,
General Obligation Bonds, Series 2017, 3.250%, 12/15/38
12/27 at 100.00 AA 162,106
1,040 Harrison, New Jersey, General Obligation Bonds, Parking Utility Series
2018, 3.375%, 3/01/34 - BAM Insured
3/28 at 100.00 AA 1,041,331
340 Hudson County Improvement Authority, New Jersey, County Guaranteed
Governmental Loan Revenue Bonds, Guttenberg General Obligation
Bond Project, Series 2018, 5.000%, 8/01/42
8/25 at 100.00 AA 348,027
Hudson County Improvement Authority, New Jersey, County
Secured Lease Revenue Bonds, Hudson County Vocational
Technical Schools Project, Series 2016:
2,500 5.000%, 5/01/46 (5) 5/26 at 100.00 AA 2,570,500
3,990 5.000%, 5/01/46, (UB) (5) 5/26 at 100.00 AA 4,102,518
1,000 5.250%, 5/01/51 5/26 at 100.00 AA 1,032,290
2,295 Jersey City, New Jersey, General Obligation Bonds, General Improvement
Series 2022A, 3.000%, 2/15/37
2/29 at 100.00 A1 2,042,780
1,000 Monmouth County Improvement Authority, New Jersey, Governmental
Pooled Loan Revenue Bonds, Series 2021A, 3.000%, 3/01/35
3/31 at 100.00 AAA 955,120

Nuveen New Jersey Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General (continued)
Monmouth County Improvement Authority, New Jersey,
Governmental Pooled Loan Revenue Bonds, Series
2022C:
$ 1,045 5.000%, 8/15/39 8/32 at 100.00 AAA $ 1,175,583
1,125 5.000%, 8/15/40 8/32 at 100.00 AAA 1,260,090
1,100 5.000%, 8/15/41 8/32 at 100.00 AAA 1,228,018
220 Montclair Township, Essex County, New Jersey, General Obligation Bonds,
Refunding Parking Utility Series 2014A, 5.000%, 1/01/37
1/24 at 100.00 AAA 221,276
610 New Brunswick Parking Authority, Middlesex County, New Jersey,
Guaranteed Parking Revenue Bonds, Refunding Series 2012, 5.000%,
9/01/30
7/23 at 100.00 A+ 610,830
New Brunswick Parking Authority, Middlesex County, New
Jersey, Guaranteed Parking Revenue Bonds, Refunding
Series 2016A:
1,900 5.000%, 9/01/32 - BAM Insured 9/26 at 100.00 AA 2,001,232
1,340 5.000%, 9/01/39 - BAM Insured 9/26 at 100.00 AA 1,390,424
1,000 New Brunswick, New Jersey, General Obligation Bonds, Cultural Center
Project, Series 2017, 4.000%, 9/15/44 - AGM Insured
9/27 at 100.00 AA 978,050
New Jersey State, General Obligation Bonds, Covid-19
Emergency Series 2020A:
4,785 4.000%, 6/01/31 No Opt. Call A1 5,099,135
2,075 3.000%, 6/01/32 No Opt. Call A1 1,960,792
645 4.000%, 6/01/32 No Opt. Call A1 688,396
Newark Board of Education, Essex County, New Jersey,
General Obligation Bonds, School Energy Savings Series
2021:
250 4.000%, 7/15/35 - BAM Insured 7/31 at 100.00 AA 251,830
600 4.000%, 7/15/36 - BAM Insured 7/31 at 100.00 AA 594,408
Newark, Essex County, New Jersey, Mass Transit Access
Tax Revenue Bonds, Mulberry Pedestrian Bridge
Redevelopment Project, Series 2022:
500 5.375%, 11/15/52 - AGM Insured 11/32 at 100.00 AA 558,415
600 6.000%, 11/15/62 - AGM Insured 11/32 at 100.00 AA 689,652
1,500 Ocean City, New Jersey, General Obligation Bonds, General Improvement
Series 2019, 2.250%, 9/15/33
9/26 at 100.00 AA 1,303,230
2,625 Passaic County, New Jersey, General Obligation Bonds, General
Improvement Series 2019A, 1.000%, 12/01/34
12/27 at 100.00 Aa1 1,960,193
Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1:
1,054 5.625%, 7/01/29 No Opt. Call N/R 1,118,146
2,477 4.000%, 7/01/33 7/31 at 103.00 N/R 2,278,939
345 4.000%, 7/01/37 7/31 at 103.00 N/R 300,254
1,145 Somers Point, New Jersey, General Obligation Bonds, Improvement Sewer
Utility Series 2019, 2.000%, 10/01/31
10/26 at 100.00 AA- 1,000,913
2,460 South Orange & Maplewood School District, Essex County, New Jersey,
General Obligation Bonds, Series 2021, 2.375%, 8/15/46
8/29 at 100.00 Aa2 1,670,734
625 South Orange Village Township, New Jersey, General Obligation Bonds,
Refunding Series 2020, 4.000%, 1/15/24
No Opt. Call AA 627,275
3,725 Union County Utilities Authority, New Jersey, Resource Recovery Facility
Lease Revenue Bonds, Covantan Union Inc. Lessee, Refunding Series
2011B, 5.250%, 12/01/31, (AMT)
7/23 at 100.00 AA+ 3,728,911
2,515 Union County Utilities Authority, New Jersey, Solid Waste System County
Deficiency Revenue Bonds, Series 2011A, 5.000%, 6/15/41
7/23 at 100.00 Aaa 2,516,207
2,045 Union County, New Jersey, General Obligation Bonds, Series 2018,
3.000%, 3/01/27
9/25 at 100.00 Aaa 2,037,761
1,280 Verona Township Board of Education, Essex County, New Jersey, General
Obligation Bonds, Refunding Series 2020, 2.250%, 3/01/39
3/27 at 100.00 AA- 959,462
Total Tax Obligation/General 57,846,364

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited - 18.3%
$ 2,100 Bergen County Improvement Authority, New Jersey, County Guaranteed
Revenue Bonds, Bergen New Bridge Medical Center Project, Series
2022, 5.000%, 8/01/47
8/32 at 100.00 Aaa $ 2,324,469
650 Bergen County Improvement Authority, New Jersey, Guaranteed Lease
Revenue Bonds, County Administration Complex Project, Series 2005,
5.000%, 11/15/26
No Opt. Call Aaa 694,700
Camden County Improvement Authority, New Jersey,
County Guaranteed Loan Revenue Bonds, Capital
Program, Series 2022:
300 5.000%, 1/15/31 No Opt. Call Aa1 342,144
225 5.000%, 1/15/33 1/32 at 100.00 Aa1 259,866
2,565 Camden County Improvement Authority, New Jersey, County Guaranteed
Loan Revenue Bonds, City Hall Project, Series 2018, 3.250%, 12/01/37
12/28 at 100.00 Aa1 2,415,281
1,795 Garden State Preservation Trust, New Jersey, Open Space and Farmland
Preservation Bonds, Series 2005A, 5.750%, 11/01/28 - AGM Insured
No Opt. Call AA 1,947,683
New Jersey Economic Development Authority, New Jersey,
Transit Transportation Project Revenue Bonds, Portal North
Bridge Project Series 2022A:
3,600 5.250%, 11/01/47 11/32 at 100.00 A2 3,871,440
5,025 5.000%, 11/01/52 11/32 at 100.00 A2 5,272,532
1,515 New Jersey Economic Development Authority, New Jersey, Transit
Transportation Project Revenue Bonds, Series 2020A, 4.000%, 11/01/39
11/29 at 100.00 A2 1,469,444
3,000 New Jersey Economic Development Authority, Revenue Bonds, Motor
Vehicle Surcharge, Refunding Subordinate Series 2017A, 3.375%,
7/01/30
7/27 at 100.00 Baa3 2,866,890
2,000 New Jersey Economic Development Authority, Revenue Bonds, New
Jersey Transit Corporation Projects Sublease, Refunding Series 2017B,
5.000%, 11/01/25
No Opt. Call A2 2,071,580
485 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Refunding Series 2023RRR, 5.000%, 3/01/28
No Opt. Call A2 519,226
1,000 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Social Series 2021QQQ, 5.000%, 6/15/32
12/30 at 100.00 A2 1,110,240
New Jersey Transportation Trust Fund Authority, Federal
Highway Reimbursement Revenue Notes, Series 2016A-1:
255 5.000%, 6/15/29 6/26 at 100.00 A+ 266,656
175 5.000%, 6/15/30 6/26 at 100.00 A+ 182,795
2,870 New Jersey Transportation Trust Fund Authority, Federal Highway
Reimbursement Revenue Notes, Series 2018A, 5.000%, 6/15/31
6/26 at 100.00 A+ 2,993,094
New Jersey Transportation Trust Fund Authority,
Transportation Program Bonds, Series 2022CC:
2,250 5.250%, 6/15/43 12/32 at 100.00 A2 2,443,185
1,170 5.250%, 6/15/46 12/32 at 100.00 A2 1,261,459
1,800 5.000%, 6/15/48 12/32 at 100.00 A2 1,899,018
1,500 New Jersey Transportation Trust Fund Authority, Transportation Program
Bonds, Series 2023AA, 4.250%, 6/15/44
6/33 at 100.00 A2 1,474,335
14,360 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Capital Appreciation Series 2010A, 0.000%, 12/15/30
No Opt. Call A2 10,845,534
New Jersey Transportation Trust Fund Authority,
Transportation System Bonds, Refunding Series 2006C:
6,925 0.000%, 12/15/32 - AGM Insured No Opt. Call AA 4,914,257
4,765 0.000%, 12/15/33 - AGM Insured No Opt. Call AA 3,251,969
1,045 0.000%, 12/15/34 - AGM Insured No Opt. Call AA 684,726
1,550 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2010D, 5.000%, 12/15/24
No Opt. Call A2 1,578,520
135 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2013AA, 5.000%, 6/15/36
6/23 at 100.00 A2 135,074
1,035 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2019A, 4.000%, 12/15/39
12/29 at 100.00 A2 1,003,743
1,510 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2019AA, 5.000%, 6/15/46
12/28 at 100.00 A2 1,558,969

Nuveen New Jersey Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
New Jersey Transportation Trust Fund Authority,
Transportation System Bonds, Series 2019BB:
$ 2,290 3.500%, 6/15/46 12/28 at 100.00 A2 $ 1,948,103
1,000 4.000%, 6/15/50 12/28 at 100.00 A2 927,210
New Jersey Transportation Trust Fund Authority,
Transportation System Bonds, Series 2020AA:
1,040 4.000%, 6/15/50 12/30 at 100.00 A2 965,848
1,000 5.000%, 6/15/50 12/30 at 100.00 A2 1,042,910
1,140 Passaic County Improvement Authority, New Jersey, Lease Revenue
Bonds, Preakness Healthcare Center Expansion Project, Refunding
Series 2015, 3.750%, 5/01/36
5/25 at 100.00 AA 1,143,671
1,725 Passaic County Improvement Authority, New Jersey, Lease Revenue
Bonds, Preakness Healthcare Center Expansion Project, Series 2012,
3.500%, 5/01/35
7/23 at 100.00 Aa1 1,725,017
575 Puerto Rico Public Finance Corporation, Commonwealth Appropriation
Bonds, Series 1998A, 5.125%, 6/01/24 - AMBAC Insured
No Opt. Call Aaa 577,789
2,805 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured 2018A-1, 5.000%, 7/01/58
7/28 at 100.00 N/R 2,687,022
2,796 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Taxable Restructured Cofina Project Series 2019A-2, 4.329%, 7/01/40
7/28 at 100.00 N/R 2,597,288
3,000 Union County Improvement Authority, New Jersey, Lease Revenue Bonds,
Plainfield - Park Madison Redevelopment Project, Refunding Series
2013A, 5.000%, 3/01/34, (UB) (5)
No Opt. Call AA+ 3,373,620
Total Tax Obligation/Limited 76,647,307
Transportation - 13.0%
Delaware River and Bay Authority, Delaware and New
Jersey, Revenue Bonds, Series 2014A:
360 5.000%, 1/01/34 1/24 at 100.00 A1 363,453
1,520 4.125%, 1/01/39 1/24 at 100.00 A1 1,521,307
2,000 5.000%, 1/01/44 1/24 at 100.00 A1 2,009,900
1,635 Delaware River Joint Toll Bridge Commission, New Jersey and
Pennsylvania, Bridge System Revenue Bonds, Refunding Series 2015,
4.000%, 7/01/35 - BAM Insured
7/25 at 100.00 AA 1,661,552
Delaware River Joint Toll Bridge Commission, New Jersey
and Pennsylvania, Bridge System Revenue Bonds, Series
2017:
1,000 5.000%, 7/01/42 7/27 at 100.00 A+ 1,043,030
3,865 5.000%, 7/01/47 7/27 at 100.00 A+ 4,010,749
Delaware River Joint Toll Bridge Commission, New Jersey
and Pennsylvania, Bridge System Revenue Bonds, Series
2019A:
1,125 5.000%, 7/01/30 7/29 at 100.00 A+ 1,261,024
1,285 5.000%, 7/01/31 7/29 at 100.00 A+ 1,431,477
1,000 3.000%, 7/01/49 7/29 at 100.00 A+ 721,090
1,760 Delaware River Port Authority, New Jersey and Pennsylvania, Revenue
Bonds,  Series 2013, 5.000%, 1/01/40
1/24 at 100.00 A+ 1,772,302
New Jersey Economic Development Authority, Private
Activity Bonds, The Goethals Bridge Replacement Project,
Series 2013:
1,260 5.000%, 7/01/23, (AMT) No Opt. Call A2 1,260,756
1,705 5.000%, 1/01/31 - AGM Insured, (AMT) 1/24 at 100.00 AA 1,717,293
1,445 5.625%, 1/01/52, (AMT) 1/24 at 100.00 A- 1,450,534
New Jersey Economic Development Authority, Special
Facilities Revenue Bonds, Continental Airlines Inc., Series
1999:
1,060 5.125%, 9/15/23, (AMT) 7/23 at 101.00 BB- 1,060,519
2,025 5.250%, 9/15/29, (AMT) 7/23 at 101.00 BB- 2,030,265
380 New Jersey Economic Development Authority, Special Facilities Revenue
Bonds, Continental Airlines Inc., Series 2000A & 2000B, 5.625%,
11/15/30, (AMT)
3/24 at 101.00 BB- 385,217

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Transportation (continued)
New Jersey Economic Development Authority, Special
Facility Revenue Bonds, Port Newark Container Terminal
LLC Project, Refunding Series 2017:
$ 2,985 5.000%, 10/01/37, (AMT) 10/27 at 100.00 Baa2 $ 3,025,357
2,490 5.000%, 10/01/47, (AMT) 10/27 at 100.00 Baa2 2,465,573
1,315 New Jersey Turnpike Authority, Revenue Bonds, Series 2005A, 5.250%,
1/01/29 - AGM Insured
No Opt. Call AA 1,474,444
New Jersey Turnpike Authority, Turnpike Revenue Bonds,
Series 2021A:
1,000 4.000%, 1/01/42 1/31 at 100.00 AA- 991,810
515 4.000%, 1/01/51 1/31 at 100.00 AA- 492,438
New Jersey Turnpike Authority, Turnpike Revenue Bonds,
Series 2022A:
1,250 4.000%, 1/01/42 7/32 at 100.00 AA- 1,239,763
2,500 4.000%, 1/01/43 7/32 at 100.00 AA- 2,473,525
New Jersey Turnpike Authority, Turnpike Revenue Bonds,
Series 2022B:
1,530 4.500%, 1/01/48 1/33 at 100.00 AA- 1,562,620
2,250 5.250%, 1/01/52 1/33 at 100.00 AA- 2,474,550
1,810 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
One Hundred Seventy Ninth Series 2013, 5.000%, 12/01/43
12/23 at 100.00 AA- 1,819,430
5,000 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Thirty Series 2022, 3.000%, 12/01/31
No Opt. Call AA- 4,995,950
Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Twelfth Series 2019:
2,000 4.000%, 9/01/38 9/29 at 100.00 AA- 2,020,940
1,000 4.000%, 9/01/39 9/29 at 100.00 AA- 1,005,660
South Jersey Transportation Authority, New Jersey,
Transportation System Revenue Bonds, Refunding Series
2019A:
1,770 5.000%, 11/01/31 - AGM Insured 11/29 at 100.00 AA 1,938,982
1,000 5.000%, 11/01/33 - AGM Insured 11/29 at 100.00 AA 1,091,870
200 South Jersey Transportation Authority, New Jersey, Transportation System
Revenue Bonds, Series 2020A, 5.000%, 11/01/45
11/30 at 100.00 BBB+ 207,022
South Jersey Transportation Authority, New Jersey,
Transportation System Revenue Bonds, Series 2022A:
1,100 4.625%, 11/01/47 11/32 at 100.00 BBB+ 1,113,926
650 5.250%, 11/01/52 - BAM Insured 11/32 at 100.00 AA 706,492
Total Transportation 54,800,820
U.S. Guaranteed - 3.5% (6)
1,945 Cumberland County Improvement Authority, New Jersey, County General
Obligation Revenue Bonds, Technical High School Project, Series 2014,
5.000%, 9/01/39, (Pre-refunded 9/01/24) - AGM Insured
9/24 at 100.00 AA 1,986,642
1,215 New Jersey Economic Development Authority, Revenue Bonds, United
Methodist Homes of New Jersey Obligated Group Issue, Refunding
Series 2013, 5.000%, 7/01/34, (Pre-refunded 7/01/23)
7/23 at 100.00 N/R 1,216,239
New Jersey Economic Development Authority, Revenue
Bonds, United Methodist Homes of New Jersey Obligated
Group Issue, Refunding Series 2014A:
165 3.750%, 7/01/24, (ETM) No Opt. Call N/R 165,033
405 5.000%, 7/01/29, (Pre-refunded 7/01/24) 7/24 at 100.00 N/R 411,780
New Jersey Economic Development Authority, School
Facilities Construction Bonds, Series 2015WW:
4,110 5.250%, 6/15/40, (Pre-refunded 6/15/25) 6/25 at 100.00 A2 4,281,880
250 5.250%, 6/15/40, (Pre-refunded 6/15/25) 6/25 at 100.00 N/R 260,455
1,625 New Jersey Economic Development Authority, School Facilities
Construction Financing Program Bonds, Refunding Series 2014PP,
5.000%, 6/15/26, (Pre-refunded 6/15/24)
6/24 at 100.00 A2 1,652,560
New Jersey Education Facilities Authority Revenue Bonds,
The College of New Jersey Issue, Series 2013A:
770 5.000%, 7/01/38, (Pre-refunded 7/01/23) 7/23 at 100.00 A2 770,916
1,015 5.000%, 7/01/43, (Pre-refunded 7/01/23) 7/23 at 100.00 A2 1,016,208

Nuveen New Jersey Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2023
(Unaudited)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
U.S. Guaranteed (6) (continued)
$ 655 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Hunterdon Medical Center, Refunding Series 2014A, 5.000%, 7/01/45,
(Pre-refunded 7/01/24)
7/24 at 100.00 A- $ 665,965
280 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Kennedy Health System Obligated Group Issue, Refunding Series 2012,
3.750%, 7/01/27, (ETM)
No Opt. Call N/R 281,954
New Jersey Health Care Facilities Financing Authority,
Revenue Bonds, Palisades Medical Center Obligated
Group Issue, Refunding Series 2013:
665 5.250%, 7/01/31, (Pre-refunded 7/01/23) 7/23 at 100.00 N/R 665,918
145 5.250%, 7/01/31, (Pre-refunded 7/01/23) 7/23 at 100.00 N/R 145,177
360 5.500%, 7/01/43, (Pre-refunded 7/01/23) 7/23 at 100.00 N/R 360,569
80 5.500%, 7/01/43, (Pre-refunded 7/01/23) 7/23 at 100.00 N/R 80,113
480 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Saint Luke's Warren Hospital Obligated Group, Series 2013, 4.000%,
8/15/37, (Pre-refunded 8/15/23)
8/23 at 100.00 A- 480,456
105 Salem County Pollution Control Financing Authority, New Jersey, Pollution
Control Revenue Bonds, Chambers Project, Refunding Series 2014A,
5.000%, 12/01/23, (AMT), (ETM)
No Opt. Call N/R 105,034
Total U.S. Guaranteed 14,546,899
Utilities - 10.2%
New Jersey Economic Development Authority, Energy
Facilities Revenue Bonds, UMM Energy Partners, LLC
Project, Series 2012A:
500 5.000%, 6/15/37, (AMT) 7/23 at 100.00 Baa2 500,065
1,000 5.125%, 6/15/43, (AMT) 7/23 at 100.00 Baa2 1,000,080
1,975 New Jersey Economic Development Authority, Natural Gas Facilities
Revenue Bonds, New Jersey Natural Gas Company Project, Refunding
Series 2011A, 2.750%, 8/01/39
8/24 at 100.00 A1 1,608,203
1,045 New Jersey Economic Development Authority, Water Facilities Revenue
Bonds, Middlesex Water Company, Series 2012C, 5.000%, 10/01/23
No Opt. Call A+ 1,049,588
4,195 New Jersey Economic Development Authority, Water Facilities Revenue
Bonds, Middlesex Water Company, Series 2019, 4.000%, 8/01/59, (AMT)
8/29 at 100.00 A+ 3,637,275
5,000 New Jersey Economic Development Authority, Water Facilities Revenue
Bonds, New Jersey-American Water Company Inc. Project, Refunding
Series 2019A, 2.200%, 10/01/39, (AMT), (Mandatory Put 12/03/29)
12/29 at 100.00 A+ 4,287,350
New Jersey Infrastructure Bank, Environmental Infrastructure
Bonds, Green Series 2021A-1:
3,040 3.000%, 9/01/31 9/30 at 100.00 AAA 3,043,618
4,935 3.000%, 9/01/32 9/30 at 100.00 AAA 4,897,050
5,085 3.000%, 9/01/33 9/30 at 100.00 AAA 4,989,605
New Jersey Infrastructure Bank, Environmental Infrastructure
Bonds, Green Series 2022A-2:
6,295 5.000%, 9/01/47 9/32 at 100.00 AAA 6,936,586
4,000 5.000%, 9/01/52 9/32 at 100.00 AAA 4,388,720
695 Passaic County Utilities Authority, New Jersey, Solid Waste Disposal
Revenue Bonds, Refunding Series 2018, 5.000%, 3/01/37
No Opt. Call AA 791,577
1,260 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2020A, 5.000%, 7/01/30, 144A
No Opt. Call N/R 1,280,966
5,000 Salem County Pollution Control Financing Authority, New Jersey, Revenue
Bonds, Atlantic City Electric Company Project, Refunding Series 2020,
2.250%, 6/01/29
No Opt. Call A 4,506,150
Total Utilities 42,916,833
Total Long-Term Investments
(cost $427,078,665) 407,978,232
Floating Rate Obligations - (1.3)%   (5,590,000)
Other Assets & Liabilities, Net - 4.1% 17,430,885
Net Assets - 100% $ 419,819,117

applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 407,978,232 $ – $ 407,978,232
Total
$ – $ 407,978,232 $ – $ 407,978,232
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(5) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(6) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
ETM Escrowed to maturity
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction.
WI/DD Purchased on a when-issued or delayed delivery basis.

Nuveen Connecticut Municipal Bond Fund
Portfolio of Investments May 31, 2023
(Unaudited)
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 99.4%
X 207,334,303 MUNICIPAL BONDS - 99.4%
X 207,334,303
Education and Civic Organizations - 17.6%
$ 1,220 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Avon Old Farms School, Series 2021D-1, 4.000%, 7/01/41
7/31 at 100.00 A3 $ 1,177,007
380 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Choate Rosemary Hall, Series 2020F, 4.000%, 7/01/39
7/30 at 100.00 Aa2 376,907
1,250 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Connecticut College, Series 2022M, 4.000%, 7/01/52
7/32 at 100.00 A2 1,112,838
1,885 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Fairfield University, Series 2016Q-1, 5.000%, 7/01/46
7/26 at 100.00 A 1,920,740
750 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Fairfield University, Series 2017R, 4.000%, 7/01/47
7/27 at 100.00 A 679,830
Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Hopkins School, Series 2022E:
1,545 5.250%, 7/01/47 7/32 at 100.00 AA- 1,681,161
1,000 5.000%, 7/01/53 7/32 at 100.00 AA- 1,038,490
5,095 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Quinnipiac University, Refunding Series 2015L, 5.000%, 7/01/45
7/25 at 100.00 A- 5,171,323
1,750 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Quinnipiac University, Series 2016M, 5.000%, 7/01/35
7/26 at 100.00 A- 1,819,895
2,000 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Quinnipiac University, Series 2023N, 5.000%, 7/01/48
7/33 at 100.00 A- 2,111,660
2,685 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Sacred Heart University, Series 2017I-1, 5.000%, 7/01/42
7/27 at 100.00 A 2,764,744
2,000 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Sacred Heart University, Series 2020K, 5.000%, 7/01/40
7/30 at 100.00 A 2,121,640
3,465 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Sacred Heart University, Series L, 5.000%, 7/01/42
7/32 at 100.00 A 3,713,059
Connecticut Health and Educational Facilities Authority,
Revenue Bonds, The Taft School Isue, Series 2021L:
790 3.000%, 7/01/41 7/31 at 100.00 Aa3 658,907
2,210 3.000%, 7/01/46 7/31 at 100.00 Aa3 1,745,834
1,500 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Trinity College, Series 2020R, 4.000%, 6/01/45
6/30 at 100.00 A+ 1,371,615
Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Trinity College, Series 2021S:
2,000 4.000%, 6/01/46 12/31 at 100.00 A+ 1,817,680
1,925 4.000%, 6/01/51 12/31 at 100.00 A+ 1,705,665
1,900 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
University of Hartford, Series 2022P, 5.375%, 7/01/52
7/32 at 100.00 BBB- 1,834,640
2,000 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
University of New Haven, Series 2018K-1, 5.000%, 7/01/37
7/28 at 100.00 BBB- 1,956,580
Total Education and Civic Organizations 36,780,215
Health Care - 17.6%
4,600 Connecticut Health and Educational Facilities Authority Revenue Bonds,
Hartford HealthCare, Series 2015F, 5.000%, 7/01/45
7/25 at 100.00 A+ 4,644,252
Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Connecticut Children Medical Center and
Subsidiaries, Series 2023E:
1,000 5.250%, 7/15/48 1/33 at 100.00 A+ 1,074,080
2,430 4.250%, 7/15/53 1/33 at 100.00 A+ 2,334,550
695 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Griffin Hospital, Series 2020G-1, 5.000%, 7/01/39, 144A
7/29 at 100.00 BB+ 668,507
1,085 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Hartford HealthCare Issue, Series 2020A, 4.000%, 7/01/40
1/30 at 100.00 A+ 1,026,443
3,000 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Hartford HealthCare Issue, Series 2021A, 4.000%, 7/01/51
7/31 at 100.00 A+ 2,729,910

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Health Care (continued)
$ 500 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Hartford HealthCare, Series 2014E, 5.000%, 7/01/42
7/24 at 100.00 A+ $ 503,270
1,995 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Middlesex Hospital, Series 2015O, 5.000%, 7/01/36
7/25 at 100.00 A3 2,022,730
Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Nuvance Health Series 2019A:
2,455 4.000%, 7/01/34 7/29 at 100.00 BBB+ 2,281,334
2,235 4.000%, 7/01/36 7/29 at 100.00 BBB+ 2,052,065
6,020 4.000%, 7/01/49 7/29 at 100.00 BBB+ 5,070,706
1,500 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Stamford Hospital, Forward Delivery Series 2022M, 4.000%, 7/01/42
7/32 at 100.00 BBB+ 1,361,655
1,885 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Stamford Hospital, Series 2016K, 4.000%, 7/01/46
7/26 at 100.00 BBB+ 1,662,815
Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Trinity Health Credit Group, Series
2016CT:
2,350 5.000%, 12/01/41 6/26 at 100.00 AA- 2,402,522
1,000 5.000%, 12/01/45 6/26 at 100.00 AA- 1,017,000
Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Yale-New Haven Health Issue, Series
2014E:
2,400 5.000%, 7/01/32 7/24 at 100.00 AA- 2,435,112
2,520 5.000%, 7/01/33 7/24 at 100.00 AA- 2,556,489
830 5.000%, 7/01/34 7/24 at 100.00 AA- 841,554
Total Health Care 36,684,994
Housing/Multifamily - 0.9%
1,890 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Series 2019B-1, 3.300%, 11/15/39
11/28 at 100.00 AAA 1,788,450
Total Housing/Multifamily 1,788,450
Housing/Single Family - 1.0%
Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Green Series 2021B-3:
1,440 2.150%, 11/15/41 11/30 at 100.00 AAA 990,418
1,560 2.300%, 11/15/46 11/30 at 100.00 AAA 1,032,283
195 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Series 2020E-3, 1.850%, 5/15/38
5/30 at 100.00 AAA 135,800
Total Housing/Single Family 2,158,501
Long-Term Care - 3.3%
1,100 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Duncaster, Inc., Series 2014A, 5.000%, 8/01/44
8/24 at 100.00 BBB 1,056,880
1,200 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Healthcare Facility Expansion Church Home of Hartford Inc. Project,
Series 2016A, 5.000%, 9/01/46, 144A
9/26 at 100.00 BB 993,024
Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Mary Wade Home Issue, Series 2019A-1:
900 4.500%, 10/01/34, 144A 10/24 at 104.00 BB 774,720
200 5.000%, 10/01/54, 144A 10/24 at 104.00 BB 150,262
2,650 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
McLean Affiliates, Series 2020A, 5.000%, 1/01/45, 144A
1/26 at 102.00 BB+ 2,322,805
Connecticut Health and Educational Facilities Authority,
Revenue Bonds, The Jerome Home Issue, Series 2021E:
730 4.000%, 7/01/41 7/28 at 103.00 BBB 598,666
1,250 4.000%, 7/01/51 7/28 at 103.00 BBB 937,812
Total Long-Term Care 6,834,169

Nuveen Connecticut Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General - 27.3%
Bridgeport, Connecticut, General Obligation Bonds, Series
2014A:
$ 600 5.000%, 7/01/32 - AGM Insured 7/24 at 100.00 AA $ 610,632
1,000 5.000%, 7/01/33 - AGM Insured 7/24 at 100.00 AA 1,017,560
1,065 5.000%, 7/01/34 - AGM Insured 7/24 at 100.00 AA 1,083,456
2,000 Bridgeport, Connecticut, General Obligation Bonds, Series 2016D,
5.000%, 8/15/41 - AGM Insured
8/26 at 100.00 AA 2,073,540
2,425 Connecticut Health and Educational Facilities Authoroity, Revneue Bonds,
Connecticut State University System, Series 2016P-1, 5.000%, 11/01/28
11/26 at 100.00 AA- 2,564,486
Connecticut Housing Finance Authority, State Supported
Special Obligation Bonds, Series 2021-27:
1,000 2.400%, 6/15/41 6/31 at 100.00 AA- 747,740
1,000 2.550%, 6/15/46 6/31 at 100.00 AA- 698,930
1,000 Connecticut Housing Finance Authority, State Supported Special
Obligation Bonds, Series 2021-28, 2.375%, 6/15/40
6/31 at 100.00 AA- 724,300
2,400 Connecticut State, General Obligation Bonds, Series 2014A, 5.000%,
3/01/31
3/24 at 100.00 AA- 2,426,568
3,000 Connecticut State, General Obligation Bonds, Series 2014F, 5.000%,
11/15/34
11/24 at 100.00 AA- 3,056,400
2,370 Connecticut State, General Obligation Bonds, Series 2015F, 5.000%,
11/15/34
11/25 at 100.00 AA- 2,458,591
Connecticut State, General Obligation Bonds, Series 2017A:
1,000 5.000%, 4/15/34 4/27 at 100.00 AA- 1,068,590
3,270 5.000%, 4/15/35 4/27 at 100.00 AA- 3,479,934
1,510 Connecticut State, General Obligation Bonds, Series 2018A, 5.000%,
4/15/37
4/28 at 100.00 AA- 1,613,420
1,325 Connecticut State, General Obligation Bonds, Series 2018C, 5.000%,
6/15/38
6/28 at 100.00 AA- 1,413,537
Connecticut State, General Obligation Bonds, Series 2019A:
1,150 5.000%, 4/15/36 4/29 at 100.00 AA- 1,257,571
1,450 4.000%, 4/15/37, (UB) (4) 4/29 at 100.00 AA- 1,473,809
650 5.000%, 4/15/39, (UB) (4) 4/29 at 100.00 AA- 701,434
2,000 Connecticut State, General Obligation Bonds, Series 2020A, 4.000%,
1/15/37
1/30 at 100.00 AA- 2,046,560
2,000 Connecticut State, General Obligation Bonds, Series 2021A, 3.000%,
1/15/40
1/31 at 100.00 AA- 1,662,000
300 East Haddam, Connecticut, General Obligation Bonds, Series 2020A,
3.000%, 12/01/37
12/28 at 100.00 AA+ 268,575
East Lyme, Connecticut, General Obligation Bonds, Series
2020:
500 3.000%, 7/15/39 7/28 at 100.00 AA 421,210
325 3.000%, 7/15/40 7/28 at 100.00 AA 270,559
500 Hamden, Connecticut, General Obligation Bonds, Series 2016, 5.000%,
8/15/33 - BAM Insured
8/24 at 100.00 AA 508,175
1,000 Hartford County Metropolitan District, Connecticut, General Obligation
Bonds, Refunding Series 2019C, 4.000%, 7/15/40
7/29 at 100.00 AA 992,780
1,035 Hartford County Metropolitan District, Connecticut, General Obligation
Bonds, Series 2018, 5.000%, 7/15/35
7/28 at 100.00 AA 1,125,749
Hartford County Metropolitan District, Connecticut, General
Obligation Bonds, Series 2019A:
1,000 4.000%, 7/15/38 7/29 at 100.00 AA 1,003,600
1,075 4.000%, 7/15/39 7/29 at 100.00 AA 1,074,559
5,000 New Britain, Connecticut, General Obligation Bonds, Series 2022A,
5.000%, 3/01/47 - BAM Insured
3/32 at 100.00 AA 5,279,300
1,000 New Haven, Connecticut, General Obligation Bonds, Refunding Series
2016A, 5.000%, 8/15/36 - AGM Insured
8/26 at 100.00 AA 1,045,720
New Haven, Connecticut, General Obligation Bonds, Series
2015:
795 5.000%, 9/01/32 - AGM Insured 9/25 at 100.00 AA 825,822
1,620 5.000%, 9/01/33 - AGM Insured 9/25 at 100.00 AA 1,682,079
500 5.000%, 9/01/35 - AGM Insured 9/25 at 100.00 AA 517,600
485 North Haven, Connecticut, General Obligation Bonds, Series 2006,
5.000%, 7/15/24
No Opt. Call Aa1 494,399

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General (continued)
$ 1,035 Oxford, Connecticut, General Obligation Bonds, Series 2019A, 4.000%,
8/01/39
8/29 at 100.00 Aa2 $ 1,039,037
2,370 Stratford, Connecticut, General Obligation Bonds, Series 2017, 4.000%,
1/01/39 - BAM Insured
1/27 at 100.00 AA 2,339,000
Waterbury, Connecticut, General Obligation Bonds, Lot A
Series 2015:
555 5.000%, 8/01/30 - BAM Insured 8/25 at 100.00 AA 578,882
485 5.000%, 8/01/31 - BAM Insured 8/25 at 100.00 AA 505,879
765 5.000%, 8/01/32 - BAM Insured 8/25 at 100.00 AA 797,688
555 5.000%, 8/01/33 - BAM Insured 8/25 at 100.00 AA 578,510
555 5.000%, 8/01/34 - BAM Insured 8/25 at 100.00 AA 578,171
2,000 West Haven, Connecticut, General Obligation Bonds, Series 2012, 5.000%,
8/01/24 - AGM Insured
7/23 at 100.00 AA 2,002,300
750 West Haven, Connecticut, General Obligation Bonds, Series 2020, 4.000%,
3/15/40 - BAM Insured
3/30 at 100.00 AA 717,788
Total Tax Obligation/General 56,826,440
Tax Obligation/Limited - 18.5%
1,930 Connecticut Higher Education Supplemental Loan Authority, State
Supported Revenue Bonds, CHESLA Loan Program, Series 2020B,
3.250%, 11/15/36, (AMT)
11/29 at 100.00 Aa3 1,690,622
2,500 Connecticut State, Special Tax Obligation Bonds, Transportation
Infrastructure Purposes Series 2013A, 5.000%, 10/01/33
10/23 at 100.00 AA 2,511,500
1,390 Connecticut State, Special Tax Obligation Bonds, Transportation
Infrastructure Purposes Series 2015A, 5.000%, 8/01/33
8/25 at 100.00 AA 1,439,122
Connecticut State, Special Tax Obligation Bonds,
Transportation Infrastructure Purposes Series 2016A:
1,000 5.000%, 9/01/32 9/26 at 100.00 AA 1,056,440
3,500 5.000%, 9/01/33 9/26 at 100.00 AA 3,695,300
Connecticut State, Special Tax Obligation Bonds,
Transportation Infrastructure Purposes Series 2018A:
2,000 5.000%, 1/01/37 1/28 at 100.00 AA 2,132,580
2,000 5.000%, 1/01/38 1/28 at 100.00 AA 2,122,480
1,500 Connecticut State, Special Tax Obligation Bonds, Transportation
Infrastructure Purposes, Series 2021A, 4.000%, 5/01/40
5/31 at 100.00 AA 1,498,095
500 Great Pond Improvement District, Connecticut, Special Obligation
Revenue Bonds, Great Pond Phase 1 Project, Series 2019, 4.750%,
10/01/48, 144A
10/26 at 102.00 N/R 442,800
500 Great Pond Improvement District, Connecticut, Special Obligation
Revenue Bonds, Great Pond Phase 2 Project, Series 2022, 5.750%,
10/01/52, 144A
10/28 at 103.00 N/R 496,445
2,720 Harbor Point Infrastructure Improvement District, Connecticut, Special
Obligation Revenue Bonds, Harbor Point Project, Refunding Series 2017,
5.000%, 4/01/39, 144A
4/27 at 100.00 N/R 2,700,634
635 Matching Fund Special Purpose Securitization Corporation, Virgin Islands,
Revenue Bonds, Series 2022A, 5.000%, 10/01/39
10/32 at 100.00 N/R 626,580
1,825 Naugatuck, Connecticut, Certificates of Participation, Incineration Facilities
Project, Series 2021A, 4.000%, 8/15/41, (AMT)
8/29 at 100.00 AA- 1,675,879
1,000 Puerto Rico Highway and Transportation Authority, Restructured Toll
Revenue Bonds, Series 2022A, 5.000%, 7/01/62
7/32 at 100.00 N/R 961,250
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1:
1,860 0.000%, 7/01/46 7/28 at 41.38 N/R 502,646
4,250 4.750%, 7/01/53 7/28 at 100.00 N/R 3,940,813
1,000 5.000%, 7/01/58 7/28 at 100.00 N/R 957,940
100 Steel Point Infrastructure Improvement District, Connecticut, Special
Obligation Revenue Bonds, Steelpointe Harbor Project, Series 2021,
4.000%, 4/01/51
4/30 at 100.00 N/R 72,337
2,500 University of Connecticut, General Obligation Bonds, Series 2013A,
5.000%, 8/15/32
8/23 at 100.00 AA- 2,504,325
740 University of Connecticut, General Obligation Bonds, Series 2014A,
5.000%, 2/15/31
2/24 at 100.00 AA- 747,126

Nuveen Connecticut Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
$ 1,590 University of Connecticut, General Obligation Bonds, Series 2015A,
5.000%, 2/15/34
2/25 at 100.00 AA- $ 1,626,141
3,000 University of Connecticut, General Obligation Bonds, Series 2017A,
5.000%, 1/15/36
1/27 at 100.00 AA- 3,173,070
University of Connecticut, General Obligation Bonds, Series
2019A:
1,000 5.000%, 11/01/36 11/28 at 100.00 AA- 1,078,330
1,000 4.000%, 11/01/38 11/28 at 100.00 AA- 977,940
Total Tax Obligation/Limited 38,630,395
Transportation - 3.0%
Connecticut Airport Authority, Connecticut, Customer
Facility Charge Revenue Bonds, Ground Transportation
Center Project, Series 2019A:
1,500 4.000%, 7/01/49, (AMT) 7/29 at 100.00 BBB+ 1,237,155
5,000 5.000%, 7/01/49, (AMT) 7/29 at 100.00 BBB+ 4,999,850
Total Transportation 6,237,005
U.S. Guaranteed - 3.3% (5)
1,050 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Norwich Free Academy, Series 2013B, 4.000%, 7/01/34, (Pre-refunded
7/01/23)
7/23 at 100.00 N/R 1,050,410
950 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Westminster School, Series 2014H, 3.250%, 7/01/32, (Pre-refunded
7/01/24)
7/24 at 100.00 A 949,116
Greater New Haven Water Pollution Control Authority,
Connecticut, Regional Wastewater System Revenue
Bonds, Refunding Series 2014B:
500 5.000%, 8/15/30, (Pre-refunded 8/15/24) 8/24 at 100.00 AA+ 510,255
1,000 5.000%, 8/15/32, (Pre-refunded 8/15/24) 8/24 at 100.00 AA+ 1,020,510
2,250 Hartford County Metropolitan District, Connecticut, Clean Water Project
Revenue Bonds, Refunding Green Bond Series 2014A, 5.000%,
11/01/35, (Pre-refunded 11/01/24)
11/24 at 100.00 AA 2,303,775
1,055 South Central Connecticut Regional Water Authority Water System
Revenue Bonds, Thirtieth Series 2014A, 5.000%, 8/01/44, (Pre-refunded
8/01/24)
8/24 at 100.00 AA- 1,075,952
Total U.S. Guaranteed 6,910,018
Utilities - 6.9%
2,000 Connecticut, State Revolving Fund General Revenue Bonds, Green Series
2019A, 5.000%, 2/01/39
2/29 at 100.00 AAA 2,174,660
60 Greater New Haven Water Pollution Control Authority, Connecticut,
Regional Wastewater System Revenue Bonds, Series 2005A, 5.000%,
8/15/35 - NPFG Insured
7/23 at 100.00 AA 60,022
Guam Government Waterworks Authority, Water and
Wastewater System Revenue Bonds, Refunding Series
2017:
1,000 5.000%, 7/01/37 7/27 at 100.00 A- 1,018,810
1,000 5.000%, 7/01/40 7/27 at 100.00 A- 1,012,670
295 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Series 2020A, 5.000%, 1/01/50
7/30 at 100.00 A- 296,274
1,000 Guam Power Authority, Revenue Bonds, Series 2014A, 5.000%, 10/01/39 10/24 at 100.00 AA 1,021,170
1,010 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2020A, 5.000%, 7/01/30, 144A
No Opt. Call N/R 1,026,806
1,700 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021B, 5.000%, 7/01/29, 144A
No Opt. Call N/R 1,731,127
1,685 South Central Connecticut Regional Water Authority, Water System
Revenue Bonds, Refunding Thirty-third Series 2017B-1, 5.000%, 8/01/41
8/28 at 100.00 AA- 1,791,206
2,915 South Central Connecticut Regional Water Authority, Water System
Revenue Bonds, Thirty-Fourth Series 2019C, 5.000%, 8/01/44
8/29 at 100.00 AA- 3,106,253
500 Stamford, Connecticut, Water Pollution Control System and Facility
Revenue Bonds, Series 2013A, 5.250%, 8/15/43
8/23 at 100.00 AA+ 500,930

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Utilities (continued)
$ 750 Stamford, Connecticut, Water Pollution Control System and Facility
Revenue Bonds, Series 2019, 4.000%, 4/01/44
4/29 at 100.00 AA+ $ 744,188
Total Utilities 14,484,116
Total Long-Term Investments
(cost $217,177,943) 207,334,303
Floating Rate Obligations - (0.8)%   (1,570,000)
Other Assets & Liabilities, Net - 1.4% 2,789,928
Net Assets - 100% $ 208,554,231
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 207,334,303 $ – $ 207,334,303
Total
$ – $ 207,334,303 $ – $ 207,334,303
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Nuveen California High Yield Municipal Bond
Fund
Portfolio of Investments May 31, 2023
(Unaudited)
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 120.9%
X
1,414,442,289 MUNICIPAL BONDS - 120.9%
X 1,414,442,289
Consumer Staples - 4.5%
$ 27,000 California County Tobacco Securitization Agency, Tobacco Settlement
Asset-Backed Bonds, Alameda County Tobacco Asset Securitization
Corporation, Subordinate Series 2006A, 0.000%, 6/01/50
6/23 at 19.28 N/R $ 5,194,530
1,155 California County Tobacco Securitization Agency, Tobacco Settlement
Asset-Backed Bonds, Golden Gate Tobacco Funding Corporation,
Turbo, Series 2007A, 5.000%, 6/01/47
6/23 at 100.00 N/R 1,065,141
1,795 California County Tobacco Securitization Agency, Tobacco Settlement
Asset-Backed Bonds, Merced County Tobacco Funding Corporation,
Series 2020B, 5.000%, 6/01/50
12/30 at 100.00 N/R 1,796,095
20,000 California County Tobacco Securitization Agency, Tobacco Settlement
Asset-Backed Bonds, Stanislaus County Tobacco Funding Corporation,
Series 2006A, 0.000%, 6/01/46
6/23 at 27.21 N/R 4,933,200
5,095 California County Tobacco Securitization Agency, Tobacco Settlement
Bonds, Gold Country Settlement Funding Corporation, Subpordinate
Series 2020B-2, 0.000%, 6/01/55
12/30 at 36.29 N/R 1,023,331
147,000 Golden State Tobacco Securitization Corporation, California, Tobacco
Settlement Asset-Backed Bonds, Capital Appreciation Series 2021B-2,
0.000%, 6/01/66
12/31 at 27.75 N/R 14,932,260
12,500 Golden State Tobacco Securitization Corporation, California, Tobacco
Settlement Asset-Backed Bonds, Taxable Senior Series 2021A-1,
4.214%, 6/01/50
12/31 at 100.00 BBB+ 9,551,375
3,460 Guam Economic Development & Commerce Authority, Tobacco
Settlement Asset-Backed Bonds, Series 2007A, 5.625%, 6/01/47
6/23 at 100.00 N/R 3,169,152
25,600 Inland Empire Tobacco Securitization Authority, California, Tobacco
Settlement Asset-Backed Bonds, Series 2007C-2. Turbo Capital
Appreciation, 0.000%, 6/01/47
6/23 at 20.38 CCC 5,204,736
7,500 Silicon Valley Tobacco Securitization Authority, California, Tobacco
Settlement Asset-Backed Bonds, Santa Clara County Tobacco
Securitization Corporation, Series 2007A, 0.000%, 6/01/47
7/23 at 26.08 N/R 1,827,975
15,670 Tobacco Securitization Authority of Northern California, Tobacco
Settlement Asset-Backed Bonds, Refunding Sacramento County
Tobacco Securitization Corporation Series 2021B-2 Class 2, 0.000%,
6/01/60
12/30 at 33.42 N/R 2,440,289
5,000 Tobacco Securitization Authority of Southern California, Tobacco
Settlement Asset-Backed Bonds, San Diego County Tobacco Asset
Securitization Corporation, First Subordinate CABs, Series 2006B,
0.000%, 6/01/46
6/23 at 24.34 CCC- 939,350
Total Consumer Staples 52,077,434
Education and Civic Organizations - 16.5%
California Enterprise Development Authority, Charter School
Revenue Bonds, Academy for Academic Excellence
Project, Series 2020A:
700 5.000%, 7/01/50, 144A 7/27 at 100.00 Ba2 636,342
650 5.000%, 7/01/55, 144A 7/27 at 100.00 Ba2 580,678
2,000 California Enterprise Development Authority, Charter School Revenue
Bonds, Norton Science & Language Academy Project, Series 2021,
4.000%, 7/01/61, 144A
7/27 at 100.00 N/R 1,301,960
4,210 California Enterprise Development Authority, Charter School Revenue
Bonds, Norton Science and Language Academy Project, Series 2020,
6.250%, 7/01/58, 144A
7/27 at 102.00 N/R 3,922,878
California Infrastructure and Economic Development Bank,
Revenue Bonds, Los Angeles County Museum of Natural
History Foundation, Series 2020:
4,250 4.000%, 7/01/50, (UB) (4) 7/30 at 100.00 A2 3,940,132

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Education and Civic Organizations (continued)
California Municipal Finance Authority Charter School
Revenue Bonds, John Adams Academies, Inc. Project,
Series 2015A:
$ 900 5.000%, 10/01/35 7/23 at 102.00 BB $ 856,917
1,335 5.250%, 10/01/45 7/23 at 102.00 BB 1,282,321
500 5.250%, 10/01/45 7/23 at 102.00 BB 480,270
4,205 California Municipal Finance Authority Charter School Revenue Bonds,
John Adams Academies, Inc. Project, Series 2017A, 5.000%, 10/01/47,
144A
7/23 at 102.00 BB 3,799,344
250 California Municipal Finance Authority Charter School Revenue Bonds,
River Charter Schools Project, Series 2018A, 5.500%, 6/01/53, 144A
6/26 at 100.00 BB 240,768
California Municipal Finance Authority,  Revenue Bonds,
Creative Center of Los Altos Project Pinewood & Oakwood
Schools, Series 2016B:
500 4.000%, 11/01/36, 144A 11/26 at 100.00 N/R 429,900
2,200 4.500%, 11/01/46, 144A 11/26 at 100.00 N/R 1,814,076
820 California Municipal Finance Authority, Charter School Lease Revenue
Bonds, Bella Mente Montessori Academy Project, Series 2018A, 5.000%,
6/01/38, 144A
6/28 at 100.00 Ba1 771,308
California Municipal Finance Authority, Charter School Lease
Revenue Bonds, Nova Academy Project, Series 2016A:
825 5.000%, 6/15/36, 144A 6/26 at 100.00 BB 818,722
1,000 5.000%, 6/15/46, 144A 6/26 at 100.00 BB 946,320
California Municipal Finance Authority, Charter School Lease
Revenue Bonds, Santa Rosa Academy Project, Series 2015:
400 5.125%, 7/01/35, 144A 7/25 at 100.00 BB+ 398,732
425 5.375%, 7/01/45, 144A 7/25 at 100.00 BB+ 425,433
California Municipal Finance Authority, Charter School
Revenue Bonds, John Adams Academies, Inc. - Lincoln
Project, Taxable Series 2019B:
500 5.000%, 10/01/39, 144A 10/27 at 100.00 N/R 478,440
1,000 5.000%, 10/01/57, 144A 10/27 at 100.00 N/R 880,020
California Municipal Finance Authority, Charter School
Revenue Bonds, John Adams Academies, Inc. Project,
Series 2014A:
1,400 5.000%, 10/01/34 7/23 at 102.00 BB 1,339,170
465 5.000%, 10/01/44 7/23 at 102.00 BB 426,689
California Municipal Finance Authority, Charter School
Revenue Bonds, Palmdale Aerospace Academy Project,
Series 2016A:
2,445 5.000%, 7/01/41, 144A 7/26 at 100.00 BB 2,335,586
1,145 5.000%, 7/01/46, 144A 7/26 at 100.00 BB 1,055,427
California Municipal Finance Authority, Charter School
Revenue Bonds, Urban Discovery Academy Project, Series
2014A:
775 5.500%, 8/01/34, 144A 8/24 at 100.00 BB- 777,007
1,650 6.000%, 8/01/44, 144A 8/24 at 100.00 BB- 1,659,950
1,715 California Municipal Finance Authority, Education Revenue
Bonds,  American Heritage Foundation Project, Series 2016A, 5.000%,
6/01/46
6/26 at 100.00 BBB- 1,672,777
1,390 California Municipal Finance Authority, Education Revenue Bonds, Literacy
First Charter Schools Project, Series 2019A, 5.000%, 12/01/49
12/29 at 100.00 BBB- 1,390,778
California Municipal Finance Authority, Education Revenue
Bonds, STREAM Charter Schools Project, Series 2020A:
705 5.000%, 6/15/41, 144A 6/30 at 100.00 N/R 661,910
1,385 5.000%, 6/15/51, 144A 6/30 at 100.00 N/R 1,235,891
California Municipal Finance Authority, Revenue Bonds,
Azusa Pacific University Project, Refunding Series 2015B:
1,435 5.000%, 4/01/35 4/25 at 100.00 Ba1 1,408,768
8,640 5.000%, 4/01/41 4/25 at 100.00 Ba1 8,022,499
7,880 California Municipal Finance Authority, Revenue Bonds, California Baptist
University, Series 2016A, 5.000%, 11/01/46, 144A
11/26 at 100.00 N/R 7,545,179

Nuveen California High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Education and Civic Organizations (continued)
California Municipal Finance Authority, Revenue Bonds,
Claremont Graduate University, Refunding Series 2020B:
$ 1,000 5.000%, 10/01/49, 144A 10/30 at 100.00 N/R $ 890,130
1,000 5.000%, 10/01/54, 144A 10/30 at 100.00 N/R 875,890
235 California Municipal Finance Authority, Revenue Bonds, Emerson College,
Series 2011, 5.000%, 1/01/28
7/23 at 100.00 Baa2 235,235
270 California Municipal Finance Authority, Revenue Bonds, Goodwill
Industries of Sacramento Valley & Northern Nevada Project, Series
2012A, 6.625%, 1/01/32, 144A
7/23 at 100.00 N/R 266,860
3,700 California Municipal Finance Authority, Revenue Bonds, Goodwill
Industries of Sacramento Valley & Northern Nevada Project, Series
2014A, 5.250%, 1/01/45
1/25 at 100.00 N/R 2,931,917
1,000 California Municipal Finance Authority, Revenue Bonds, Linxs APM Project,
Senior Lien Series 2018A, 4.000%, 12/31/47, (AMT)
6/28 at 100.00 BBB- 881,500
7,000 California Municipal Finance Authority, Revenue Bonds, Simpson
University, Series 2020A, 6.000%, 10/01/50, 144A
10/27 at 103.00 N/R 7,036,330
1,000 California Municipal Finance Authority, Revenue Bonds, The Master's
University & Seminary, Series 2019, 5.000%, 8/01/34
8/29 at 100.00 BBB- 1,029,790
2,000 California Public Finance Authority, Charter School Lease Revenue Bonds,
California Crosspoint Academy Project, Series 2020A, 5.125%, 7/01/55,
144A
7/28 at 100.00 N/R 1,593,060
700 California Public Finance Authority, Charter School Lease Revenue Bonds,
Multicultural Learning Center Project, Series 2017A, 6.250%, 6/15/47
6/27 at 100.00 N/R 704,424
4,000 California Public Finance Authority, Educational Facility Revenue Bonds,
Crossroads Christian Schools, Series 2020, 5.000%, 1/01/56, 144A
1/26 at 100.00 N/R 3,246,360
1,075 California School Finance Authority Charter School Facility Revenue
Bonds, Grimmway Schools-Obligated Group, Series 2016A, 5.000%,
7/01/46, 144A
7/26 at 100.00 BB+ 1,035,064
California School Finance Authority Charter School Revenue
Bonds, Bright Star Schools - Obligated Group, Series
2017:
920 5.000%, 6/01/27, 144A No Opt. Call N/R 920,230
755 5.000%, 6/01/37, 144A 6/27 at 100.00 N/R 733,536
1,000 5.000%, 6/01/47, 144A 6/27 at 100.00 N/R 917,620
3,090 5.000%, 6/01/54, 144A 6/27 at 100.00 N/R 2,760,544
1,000 California School Finance Authority Charter School Revenue Bonds,
Ednovate Obligated Group, Series 2018, 5.000%, 6/01/48, 144A
6/27 at 100.00 N/R 912,280
California School Finance Authority Charter School Revenue
Bonds, Fenton Schools - Obligated Group, Series 2020A:
960 5.000%, 7/01/40, 144A 7/27 at 100.00 BB+ 942,038
2,935 5.000%, 7/01/50, 144A 7/27 at 100.00 BB+ 2,741,202
California School Finance Authority Charter School Revenue
Bonds, John Adams Academy Obligated Group, Series
2022A:
3,175 5.000%, 7/01/52, 144A 7/30 at 102.00 BB 2,815,876
8,125 5.125%, 7/01/62, 144A 7/30 at 102.00 BB 7,089,956
305 California School Finance Authority School Facility Revenue Bonds, Green
Dot Public Schools California Projects, Series 2018A, 5.000%, 8/01/48,
144A
8/28 at 100.00 BBB- 298,531
1,000 California School Finance Authority, California, Charter School Revenue
Bonds, Alta Public Schools - Obligated Group, Series 2020A, 6.000%,
6/01/59, 144A
6/28 at 102.00 N/R 953,390
2,085 California School Finance Authority, California, Charter School Revenue
Bonds, Aspire Public Schools, Refunding Series 2015A, 5.000%, 8/01/40,
144A
8/25 at 100.00 BBB 2,081,455
California School Finance Authority, California, Charter
School Revenue Bonds, Aspire Public Schools, Refunding
Series 2016:
460 5.000%, 8/01/46, 144A 8/25 at 100.00 BBB 446,191
1,100 California School Finance Authority, California, Charter School Revenue
Bonds, Encore Education Obligated Group, Series 2016A, 5.000%,
6/01/52, 144A
6/26 at 100.00 N/R 832,821

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Education and Civic Organizations (continued)
California School Finance Authority, California, Charter
School Revenue Bonds, Girls Athletic Leadership School
Los Angeles Project, Series 2021A:
$ 1,000 4.000%, 6/01/41, 144A 6/31 at 100.00 N/R $ 786,350
500 4.000%, 6/01/51, 144A 6/31 at 100.00 N/R 354,685
2,300 California School Finance Authority, California, Charter School Revenue
Bonds, Lighthouse Community Public Schools Obligated Group, Series
2022A, 6.500%, 6/01/62, 144A
6/29 at 100.00 N/R 2,342,159
1,300 California School Finance Authority, California, Charter School Revenue
Bonds, TEACH Public Schools Obligated Group, Series 2016A, 5.875%,
6/01/52
6/26 at 100.00 N/R 1,316,510
California School Finance Authority, California, Charter
School Revenue Bonds, TEACH Public Schools Obligated
Group, Series 2019A:
1,000 5.000%, 6/01/49, 144A 6/26 at 100.00 N/R 929,960
1,600 5.000%, 6/01/58, 144A 6/26 at 100.00 N/R 1,453,376
California School Finance Authority, Charter School Revenue
Bonds, Arts in Action Charter Schools - Obligated Group,
Series 2020A:
1,335 5.000%, 6/01/40, 144A 6/27 at 100.00 N/R 1,014,133
3,700 5.000%, 6/01/50, 144A 6/27 at 100.00 N/R 2,596,734
8,200 5.000%, 6/01/59, 144A 6/27 at 100.00 N/R 5,506,956
California School Finance Authority, Charter School Revenue
Bonds, Aspire Public School - Obligated Group,Issue
No.6, Series 2020A:
1,060 5.000%, 8/01/52, 144A 8/28 at 100.00 BBB 1,007,541
5,315 5.000%, 8/01/61, 144A 8/28 at 100.00 BBB 4,957,141
California School Finance Authority, Charter School Revenue
Bonds, CIty Charter School Obligated Group, Series
2016A:
2,520 5.000%, 6/01/42, 144A 6/26 at 100.00 N/R 2,338,988
2,930 5.000%, 6/01/52, 144A 6/26 at 100.00 N/R 2,595,365
805 California School Finance Authority, Charter School Revenue Bonds,
Classical Academies Project, Series 2017A, 5.000%, 10/01/44, 144A
10/27 at 100.00 BBB- 811,633
California School Finance Authority, Charter School Revenue
Bonds, Downtown College Prep - Obligated Group, Series
2016:
1,500 4.750%, 6/01/36, 144A 6/26 at 100.00 N/R 1,454,700
1,180 5.000%, 6/01/46, 144A 6/26 at 100.00 N/R 1,102,061
California School Finance Authority, Charter School Revenue
Bonds, Ivy Academia, Series 2021A:
1,150 4.000%, 6/01/41, 144A 6/28 at 103.00 N/R 887,294
1,500 4.000%, 6/01/51, 144A 6/28 at 103.00 N/R 1,050,330
1,000 4.000%, 6/01/61, 144A 6/28 at 103.00 N/R 661,250
675 California School Finance Authority, Charter School Revenue Bonds,
Kepler Neighborhood School, Series 2017A, 5.750%, 5/01/37, 144A
5/27 at 100.00 N/R 676,829
915 California School Finance Authority, Charter School Revenue Bonds,
Larchmont Charter School Project , Series 2018A, 5.000%, 6/01/43,
144A
6/27 at 100.00 N/R 903,608
2,475 California School Finance Authority, Charter School Revenue Bonds,
Lifeline Education Charter School Project, Series 2020A, 5.000%,
7/01/55, 144A
7/28 at 100.00 BB+ 2,201,116
California School Finance Authority, Charter School Revenue
Bonds, Orange County Educational Arts Academy Project,
Series 2023A:
560 5.625%, 6/01/43, 144A 6/30 at 100.00 N/R 559,334
700 5.875%, 6/01/53, 144A 6/30 at 100.00 N/R 699,020
425 California School Finance Authority, Charter School Revenue Bonds,
Partnerships to Uplift Communities Project, Refunding Social Series
2023, 5.500%, 8/01/47, 144A , (WI/DD)
8/33 at 100.00 BB+ 424,405
2,500 California School Finance Authority, Charter School Revenue Bonds,
Rocketship Education Obligated Group, Series 2016A, 5.000%, 6/01/46,
144A
6/25 at 100.00 N/R 2,295,250

Nuveen California High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Education and Civic Organizations (continued)
California School Finance Authority, Charter School Revenue
Bonds, Rocketship Education Obligated Group, Series
2017A:
$ 950 5.125%, 6/01/47, 144A 6/26 at 100.00 N/R $ 883,728
1,000 5.250%, 6/01/52, 144A 6/26 at 100.00 N/R 928,510
California School Finance Authority, Charter School Revenue
Bonds, Rocketship Public Schools Obligated Group, Series
2017G:
360 5.000%, 6/01/37, 144A 6/27 at 100.00 N/R 349,420
750 5.000%, 6/01/47, 144A 6/27 at 100.00 N/R 685,455
250 5.000%, 6/01/53, 144A 6/27 at 100.00 N/R 222,692
California School Finance Authority, Charter School Revenue
Bonds, Russell Westbrook Why Not Academy Obligated
Group, Series 2021A:
605 4.000%, 6/01/31, 144A 6/27 at 100.00 N/R 549,104
4,000 4.000%, 6/01/51, 144A 6/27 at 100.00 N/R 2,853,960
2,000 4.000%, 6/01/61, 144A 6/27 at 100.00 N/R 1,349,440
400 California School Finance Authority, Charter School Revenue Bonds,
Santa Clarita Valley International School Project, Series 2021A, 4.000%,
6/01/41
6/31 at 100.00 N/R 331,192
3,000 California School Finance Authority, Charter School Revenue Bonds,
Scholarship Prep Public Schools Obligated Group, Series 2020A,
5.000%, 6/01/60, 144A
6/28 at 100.00 N/R 2,207,010
575 California School Finance Authority, Charter School Revenue Bonds,
Scholarship Prep Public Schools Obligated Group, Series 2020B,
5.000%, 6/01/27, 144A
No Opt. Call N/R 543,737
California School Finance Authority, Charter School Revenue
Bonds, Social Bonds iLead Lancaster Project, Series
2021A:
440 5.000%, 6/01/41, 144A 6/29 at 100.00 N/R 412,671
1,200 5.000%, 6/01/51, 144A 6/29 at 100.00 N/R 1,083,180
1,320 5.000%, 6/01/61, 144A 6/29 at 100.00 N/R 1,149,641
California School Finance Authority, Charter School Revenue
Bonds, Summit Public Schools Obligated Group, Series
2017:
500 5.000%, 6/01/37, 144A 6/27 at 100.00 Ba3 481,955
500 5.000%, 6/01/47, 144A 6/27 at 100.00 Ba3 449,115
California School Finance Authority, Charter School Revenue
Bonds, Valley International Preparatory High School
Project, Series 2022A:
1,000 5.125%, 3/01/52, 144A 3/31 at 100.00 N/R 790,640
1,000 5.250%, 3/01/62, 144A 3/31 at 100.00 N/R 775,300
California School Finance Authority, Educational Facilities
Revenue Bonds, New Designs Charter School Adams
Campus Project, Series 2019A:
750 5.000%, 6/01/40, 144A 6/27 at 100.00 BB+ 719,318
1,060 5.000%, 6/01/50, 144A 6/27 at 100.00 BB+ 977,521
California School Finance Authority, Educational Facilities
Revenue Bonds, New Designs Charter School Project,
Series 2014A:
1,000 5.750%, 6/01/34, 144A 6/24 at 100.00 BB+ 1,009,720
1,500 6.000%, 6/01/44, 144A 6/24 at 100.00 BB+ 1,518,330
California School Finance Authority, Educational Facility
Revenue Bonds, River Springs Charter School Project,
Series 2017A:
3,710 5.000%, 7/01/47, 144A 7/27 at 100.00 Ba2 3,296,446
1,340 5.000%, 7/01/52, 144A 7/27 at 100.00 Ba2 1,171,522
1,265 California School Finance Authority, Educational Facility Revenue Bonds,
River Springs Charter School Project, Series 2023A, 5.750%, 7/01/42,
144A
7/31 at 100.00 BB+ 1,267,353

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Education and Civic Organizations (continued)
California School finance Authority, School Facility Revenue
Bonds,  ICEF - View Park Elementary and Middle Schools,
Series 2014A:
$ 575 5.625%, 10/01/34 10/24 at 100.00 BB $ 577,685
1,000 5.875%, 10/01/44 10/24 at 100.00 BB 1,001,350
520 6.000%, 10/01/49 10/24 at 100.00 BB 520,603
California School Finance Authority, School Facility Revenue
Bonds, Alliance for College-Ready Public Schools Project,
Series 2015A:
3,000 4.125%, 7/01/35, 144A 7/25 at 100.00 BBB 2,929,530
1,000 5.000%, 7/01/45, 144A 7/25 at 100.00 BBB 1,003,710
1,015 California School Finance Authority, School Facility Revenue Bonds, Alta
Public Schools Project, Series 2014A, 6.500%, 11/01/34, 144A
11/24 at 100.00 N/R 1,029,504
1,200 California School Finance Authority, School Facility Revenue Bonds,
Granada Hills Charter High School Obligated Group, Series 2019,
5.000%, 7/01/54, 144A
7/26 at 100.00 BBB 1,179,708
California School Finance Authority, School Facility Revenue
Bonds, Green Dot Public Schools California Projects,
Series 2022A:
1,200 5.375%, 8/01/42 8/32 at 100.00 BBB- 1,238,952
1,150 5.750%, 8/01/52 8/32 at 100.00 BBB- 1,198,438
600 California School Finance Authority, School Facility Revenue Bonds, KIPP
LA Projects, Series 2014A, 5.000%, 7/01/34, 144A
7/24 at 100.00 BBB 607,146
250 California School Finance Authority, School Facility Revenue Bonds, KIPP
LA Projects, Series 2017A, 5.000%, 7/01/47, 144A
7/27 at 100.00 BBB 251,838
1,250 California School Finance Authority, School Facility Revenue Bonds, Value
Schools, Series 2013, 6.650%, 7/01/33
7/23 at 100.00 BBB- 1,252,775
California School Finance Authority, School Facility Revenue
Bonds, Value Schools, Series 2016A:
625 5.250%, 7/01/31, 144A 7/26 at 100.00 BBB- 642,506
1,355 6.000%, 7/01/51, 144A 7/26 at 100.00 BBB- 1,391,138
10,000 University of California, General Revenue Bonds, Limited Project Series
2021Q, 4.000%, 5/15/51, (UB) (4)
5/31 at 100.00 AA- 9,773,700
University of Puerto Rico, University System Revenue Bonds,
Refunding Series 2006P:
10 5.000%, 6/01/23 6/23 at 100.00 CC 10,000
1,005 5.000%, 6/01/24 7/23 at 100.00 CC 998,960
580 5.000%, 6/01/30 7/23 at 100.00 CC 562,351
University of Puerto Rico, University System Revenue Bonds,
Series 2006Q:
125 5.000%, 6/01/30 7/23 at 100.00 CC 121,196
1,580 5.000%, 6/01/36 7/23 at 100.00 CC 1,515,821
Total Education and Civic Organizations 193,449,021
Health Care - 16.7%
Antelope Valley Healthcare District, California, Revenue
Bonds, Series 2016A:
2,765 5.000%, 3/01/31 3/26 at 100.00 BBB 2,786,042
5,160 5.250%, 3/01/36 3/26 at 100.00 BBB 5,254,428
6,280 5.000%, 3/01/41 3/26 at 100.00 BBB 6,207,780
10,600 5.000%, 3/01/46 3/26 at 100.00 BBB 10,148,652
4,000 California Health Facilities Financing Authority, California, Revenue Bonds,
Sutter Health, Refunding Series 2017A, 4.000%, 11/15/48, (UB) (4)
11/27 at 100.00 A+ 3,826,800
California Health Facilities Financing Authority, Revenue
Bonds, Cedars-Sinai Health System, Series 2021A:
5,000 4.000%, 8/15/48 - BAM Insured, (UB) (4) 8/31 at 100.00 Aa3 4,837,000
51,750 4.000%, 8/15/48, (UB) (4) 8/31 at 100.00 AA- 50,219,753
2,485 California Health Facilities Financing Authority, Revenue Bonds, City of
Hope National Medical Center, Series 2019, 5.000%, 11/15/49
11/26 at 100.00 A3 2,531,445
1,570 California Health Facilities Financing Authority, Revenue Bonds, El Camino
Hospital, Series 2017, 5.000%, 2/01/47, (UB) (4)
2/27 at 100.00 A1 1,604,744

Nuveen California High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Health Care (continued)
$ 5,000 California Health Facilities Financing Authority, Revenue Bonds, Lucile
Salter Packard Children's Hospital at Stanford, Refunding Forward
Delivery Series 2022A, 4.000%, 5/15/51, (UB) (4)
5/32 at 100.00 A+ $ 4,716,650
260 California Health Facilities Financing Authority, Revenue Bonds, Lucile
Salter Packard Children's Hospital, Tender Option Bond Trust 2015-
XF0152, 8.019%, 8/15/43, 144A, (IF) (4)
8/24 at 100.00 A+ 276,533
7,800 California Health Facilities Financing Authority, Revenue Bonds, Lucile
Salter Packard Children's Hosptial at Stanford, Series 2017A, 5.000%,
11/15/56, (UB) (4)
11/27 at 100.00 A+ 8,000,226
1,455 California Municipal Finance Authority, Revenue Bonds, Clinicas del
Camino Real, Inc., Series 2020, 4.000%, 3/01/28
No Opt. Call BBB- 1,361,414
California Municipal Finance Authority, Revenue Bonds,
Community Health Centers of the Central Coast, Inc.,
Series 2021A:
1,000 5.000%, 12/01/46, 144A 12/30 at 100.00 N/R 967,200
1,000 5.000%, 12/01/54, 144A 12/30 at 100.00 N/R 948,600
California Municipal Finance Authority, Revenue Bonds,
NorthBay Healthcare Group, Series 2015:
200 5.000%, 11/01/35 11/24 at 100.00 BBB- 201,268
1,000 5.000%, 11/01/40 11/24 at 100.00 BBB- 1,001,240
1,250 5.000%, 11/01/44 11/24 at 100.00 BBB- 1,209,238
California Municipal Finance Authority, Revenue Bonds,
NorthBay Healthcare Group, Series 2017A:
8,435 5.250%, 11/01/41 11/26 at 100.00 BBB- 8,270,180
3,950 5.000%, 11/01/47 11/26 at 100.00 BBB- 3,654,540
1,000 5.250%, 11/01/47 11/26 at 100.00 BBB- 962,890
1,565 California Municipal Financing Authority, Certificates of Participation,
Palomar Health, Series 2022A, 5.250%, 11/01/52 - AGM Insured
11/32 at 100.00 BBB- 1,664,565
16,700 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2014A,
5.500%, 12/01/54
12/24 at 100.00 BB 16,603,808
California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2016A:
2,055 5.000%, 12/01/41, 144A 6/26 at 100.00 BB 1,990,267
280 5.250%, 12/01/56, 144A 6/26 at 100.00 BB 263,287
315 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2018A,
5.250%, 12/01/48, 144A
6/28 at 100.00 BB 300,094
California Statewide Community Development Authority,
Revenue Bonds, Daughters of Charity Health System,
Series 2005A:
57 5.750%, 7/01/24 (5),(6) 1/22 at 100.00 N/R 57,186
33 5.750%, 7/01/30 (5),(6) 1/22 at 100.00 N/R 33,104
36 5.750%, 7/01/35 (5),(6) 1/22 at 100.00 N/R 35,761
149 5.500%, 7/01/39 (5),(6) 1/22 at 100.00 N/R 149,490
3 California Statewide Community Development Authority, Revenue Bonds,
Daughters of Charity Health System, Series 2005H, 5.750%, 7/01/25
(5),(6)
1/22 at 100.00 N/R 2,980
Palomar Pomerado Health Care District, California,
Certificates of Participation, Series 2017:
875 4.000%, 11/01/38 11/27 at 100.00 Baa3 800,809
1,500 4.000%, 11/01/47 11/27 at 100.00 Baa3 1,309,245
Palomar Pomerado Health System, California, Revenue
Bonds, Refunding Series 2016:
6,235 5.000%, 11/01/36 11/26 at 100.00 Baa3 6,355,523
2,090 5.000%, 11/01/39 11/26 at 100.00 Baa3 2,111,046
University of California Regents, Medical Center Pooled
Revenue Bonds, Series 2022P:
5,000 4.000%, 5/15/43, (UB) (4) 5/32 at 100.00 AA- 4,938,750
24,820 4.000%, 5/15/53, (UB) (4) 5/32 at 100.00 AA- 22,641,052
20,000 3.500%, 5/15/54, (UB) (4) 5/32 at 100.00 AA- 16,864,000

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Health Care (continued)
$ 200 Washington Township Health Care District, California, Revenue Bonds,
Series 2017A, 5.000%, 7/01/42
7/27 at 100.00 Baa2 $ 197,102
Total Health Care 195,304,692
Housing/Multifamily - 17.0%
35,685 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Creekwood, Series 2021A, 4.000%, 2/01/56, 144A
8/31 at 100.00 N/R 24,765,747
10,500 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Exchange at Bayfront Apartments, Junior Series 2021A-
2, 4.000%, 8/01/51, 144A
8/32 at 100.00 N/R 7,638,960
2,500 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Fountains at Emerald Park, Senior Lien Series 2021A-1,
3.000%, 8/01/56, 144A
8/31 at 100.00 N/R 1,655,350
8,750 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Glendale Properties, Junior Series 2021A-2, 4.000%,
8/01/47, 144A
8/31 at 100.00 N/R 6,706,613
4,000 California Community Housing Agency, California, Essential Housing
Revenue Bonds, K Street Flats, Series 2021A-2, 4.000%, 8/01/50, 144A
8/32 at 100.00 N/R 2,921,280
13,145 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Mira Vista Hills  Apartments, Series 2021A, 4.000%,
2/01/56, 144A
8/31 at 100.00 N/R 8,950,825
15,960 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Serenity at Larkspur Apartments, Series 2020A, 5.000%,
2/01/50, 144A
2/30 at 100.00 N/R 13,118,162
11,960 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Summit at Sausalito Apartments, Series 2021A-2,
4.000%, 2/01/50, 144A
8/32 at 100.00 N/R 8,911,874
6,085 California Community Housing Agency, California, Essential Housing
Revenue Bonds, The Arbors, Series 2020A, 5.000%, 8/01/50, 144A
8/30 at 100.00 N/R 5,570,087
1,585 California Housing Finance Agency, Multifamily Housing Revenue Bonds,
Redwood Gardens Apartments, Subordinate Lien Series 2021N-S,
4.000%, 3/01/37, 144A
3/31 at 100.00 N/R 1,293,534
4,967 California Housing Finance Agency, Municipal Certificate Revenue Bonds,
Class A Series 2021-2, 3.750%, 3/25/35 2021 1
No Opt. Call AA+ 4,802,097
60 California Housing Finance Agency, Municipal Certificate Revenue Bonds,
Class A Series2019-1, 4.250%, 1/15/35
No Opt. Call BBB+ 59,935
7,965 California Housing Finance Agency, Municipal Certificate Revenue Bonds,
Class A Social Certificates Series 2023-1, 4.375%, 9/20/36
No Opt. Call BBB 7,876,509
240 California Municipal Finance Authority, Mobile Home Park Revenue
Bonds, Caritas Affordable Housing Inc Projects, Senior Series 2014A,
5.250%, 8/15/49
8/24 at 100.00 A- 242,376
1,270 California Municipal Finance Authority, Mobile Home Park Revenue
Bonds, Caritas Affordable Housing Inc Projects, Series 2014B, 5.875%,
8/15/49
8/24 at 100.00 N/R 1,274,902
470 California Municipal Finance Authority, Mobile Home Park Revenue
Bonds, Caritas Projects, Subordinate Series 2021B, 4.000%, 8/15/51
8/31 at 100.00 BBB 402,339
2,375 California Municipal Finance Authority, Mobile Home Park Revenue
Bonds, Royal York Estates Projects Series 2020A, 4.000%, 2/15/55
2/30 at 100.00 N/R 1,851,930
California Public Finance Authority, University Housing
Revenue Bonds, National Campus Community
Development - Claremont Properties LLC Claremont
Colleges Project, Refunding Series 2023A:
1,335 5.500%, 7/01/50, 144A 7/33 at 105.00 N/R 1,329,340
1,715 6.000%, 7/01/53, 144A 7/33 at 105.00 N/R 1,752,524
450 California Statewide Communities Development Authority, College
Housing Revenue Bonds, National Campus Community Development -
Hooper Street LLC Project, Series 2019, 5.250%, 7/01/52, 144A
7/29 at 100.00 B 407,817
California Statewide Communities Development Authority,
Revenue Bonds, Lancer Educational Student Housing
Project, Refunding Series 2016A:
4,600 5.000%, 6/01/36, 144A 6/26 at 100.00 N/R 4,509,564
2,090 5.000%, 6/01/46, 144A 6/26 at 100.00 N/R 1,951,956

Nuveen California High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Housing/Multifamily (continued)
$ 1,500 California Statewide Communities Development Authority, Student
Housing Revenue Bonds, University of California, Irvine East Campus
Apartments, Phase IV-B CHF-Irvine, LLC, Series 2021, 4.000%, 5/15/46
5/31 at 100.00 Baa1 $ 1,421,205
4,385 CMFA Special Finance Agency I, California, Essential Housing Revenue
Bonds, The Mix at Center City, Series 2021A-2, 4.000%, 4/01/56, 144A
4/31 at 100.00 N/R 3,061,563
1,000 CMFA Special Finance Agency I, California, Essential Housing Revenue
Bonds, The Mix at Center City, Subordinate Series 2021B, 8.000%,
4/01/56, 144A
4/31 at 100.00 N/R 778,560
3,125 CMFA Special Finance Agency VII, California, Essential Housing Revenue
Bonds, Senior Lien Series 2021A-1, 3.000%, 8/01/56, 144A
8/31 at 100.00 N/R 2,069,187
2,500 CMFA Special Finance Agency XII, California, Essential Housing Revenue
Bonds, Allure Apartments Project, Series 2022A-2, 3.250%, 2/01/57,
144A
2/32 at 100.00 N/R 1,696,150
1,000 CMFA Special Financing Agency VIII, California, Essential Housing
Revenue Bonds, Elan Huntington Beach, Senior Lien Series 2021A-1,
3.000%, 8/01/56, 144A
8/31 at 100.00 N/R 655,130
2,905 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, 1818 Platinum Triangle-Anaheim, Mezzanine Lien
Series 2021B, 4.000%, 4/01/57, 144A
4/32 at 100.00 N/R 2,001,545
11,580 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Acacia on Santa Rosa Creek, Mezzanine Lien Series
2021B, 4.000%, 10/01/46, 144A
10/31 at 100.00 N/R 8,750,427
9,000 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Altana Glendale, Series 2021A-1, 3.500%, 10/01/46,
144A
10/31 at 100.00 N/R 6,805,260
3,000 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Center City Anaheim, Series 2020A, 5.000%, 1/01/54,
144A
1/31 at 100.00 N/R 2,382,210
8,215 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Link-Glendale, Series 2021A-2, 4.000%, 7/01/56, 144A
7/31 at 100.00 N/R 5,818,602
2,270 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Millennium South Bay-Hawthorne, Series 2021A-1 and
A-2, 3.250%, 7/01/56, 144A
7/32 at 100.00 N/R 1,542,193
20,010 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Moda at Monrovia Station, Social Series 2021A-2,
4.000%, 10/01/56, 144A
10/31 at 100.00 N/R 14,629,711
12,360 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Monterrey Station Apartments, Senior Lien Series
2021A-1, 3.125%, 7/01/56, 144A
7/32 at 100.00 N/R 8,359,315
2,000 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Monterrey Station Apartments, Series 2021B, 4.000%,
7/01/58, 144A
7/32 at 100.00 N/R 1,377,820
6,000 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Oceanaire-Long Beach, Social Series 2021A-2, 4.000%,
9/01/56, 144A
9/31 at 100.00 N/R 4,486,260
3,000 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Pasadena Portfolio Social Bond, Mezzanine Senior
Series 2021B, 4.000%, 12/01/56, 144A
12/31 at 100.00 N/R 2,131,380
2,500 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Union South Bay, Series 2021A-2, 4.000%, 7/01/56,
144A
7/31 at 100.00 N/R 1,849,800
2,625 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Vineyard Gardens Apartments, Senior Lien Series
2021A, 3.250%, 10/01/58, 144A
4/32 at 100.00 N/R 1,763,685
2,000 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Waterscape Apartments, Senior Lien Series 2021A,
3.000%, 9/01/56, 144A
9/31 at 100.00 N/R 1,316,580
2,000 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Westgate Phase 1-Pasadena Apartments, Mezzanine
Lien Series 2021B, 4.000%, 6/01/57, 144A
6/31 at 100.00 N/R 1,372,700
2,200 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Westgate Phase 1-Pasadena Apartments, Senior Lien
Series 2021A-2, 3.125%, 6/01/57, 144A
6/31 at 100.00 N/R 1,432,046

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Housing/Multifamily (continued)
$ 5,000 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Wood Creek Apartments, Mezzanine Lien Series
2021A-2, 4.000%, 12/01/58
6/32 at 100.00 N/R $ 3,705,500
2,145 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Wood Creek Apartments, Mezzanine Lien Series 2021B,
4.000%, 12/01/59
6/32 at 100.00 N/R 1,368,724
8,655 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Wood Creek Apartments, Senior Lien Series 2021A-1,
3.000%, 12/01/49
6/32 at 100.00 N/R 5,736,534
1,000 Independent Cities Finance Authority, California, Mobile Home Park
Revenue Bonds, Palomar Estates West, Refunding Series 2015, 5.000%,
9/15/36
9/25 at 100.00 N/R 988,450
315 La Verne, California, Mobile Home Park Revenue Bonds, Copacabana
Mobile Home Park, Refunding Series 2014, 5.000%, 6/15/49
6/24 at 100.00 A+ 316,474
2,110 Palmdale Housing Authority, California, Multifamily Housing Revenue
Bonds, Impression, La Quinta, Park Vista & Summerwood Apartments,
Series 2015, 5.250%, 6/01/45
6/25 at 100.00 N/R 1,937,360
420 Santa Clara County Housing Authority, California, Multifamily Housing
Revenue Bonds, Blossom River Project, Series 1998A, 6.500%, 9/01/39,
(AMT)
7/23 at 100.00 N/R 412,516
455 Wilson County Health and Educational Facilities Board, Tennessee, Senior
Living Revenue Bonds, Rutland Place Inc. Project, Series 2015A, 4.400%,
1/01/46, 144A (5)
7/23 at 100.00 N/R 300,318
Total Housing/Multifamily 198,460,926
Industrials - 0.0%
2,830 California Pollution Control Financing Authority, Solid Waste Disposal
Revenue Bonds, Aemerge Redpak Services, LLC., Series 2016, 7.000%,
12/01/27, (AMT), 144A (5)
12/23 at 102.00 N/R 283,000
Total Industrials 283,000
Long-Term Care - 1.6%
2,575 California Municipal Finance Authority, Revenue Bonds, HealthRIGHT 360,
Social Bond Series 2019A, 5.000%, 11/01/49, 144A
11/29 at 100.00 N/R 2,455,288
California Statewide Communities Development Authority,
Revenue Bonds, 899 Charleston Project, Refunding Series
2014A:
4,700 5.000%, 11/01/34, 144A 11/24 at 100.00 N/R 4,183,000
10,325 5.250%, 11/01/44, 144A 11/24 at 100.00 N/R 8,363,870
5,385 5.375%, 11/01/49, 144A 11/24 at 100.00 N/R 4,278,113
Total Long-Term Care 19,280,271
Tax Obligation/General - 13.7%
1,000 Aromas-San Juan Unified School District, San Benito, Santa Cruz and
Monterey Counties, California, General Obligation Bonds, Series 2013B,
5.250%, 8/01/52 - AGM Insured
8/37 at 100.00 AA 701,480
Bakersfield City School District, Kern County, California,
General Obligation Bonds, Series 2012C:
1,700 5.750%, 5/01/37 No Opt. Call A+ 1,190,595
6,925 5.800%, 5/01/42 5/40 at 100.00 A+ 4,897,014
7,380 5.900%, 5/01/47 5/40 at 100.00 A+ 5,128,067
3,840 College of the Sequoias Community College District, King and Tulare
Counties, California, General Obligation Bonds, College of the Sequoias
Tulare Area Improvement District 3, Election of 2008, Series 2021E,
3.000%, 8/01/51
8/29 at 100.00 Aa3 2,910,720
1,115 Denair Unified School District, Stanislaus County, California, General
Obligation Bonds, Series 2002A, 0.000%, 8/01/26 - FGIC Insured
No Opt. Call Baa2 994,758
2,500 Fresno Unified School District, Fresno County, California, General
Obligation Bonds, Election 2020 Series 2021A, 3.000%, 8/01/55
8/29 at 100.00 Aa3 1,871,425
1,205 Jamul Dulzura Union School District, San Diego County, California,
General Obligation Bonds, Election 1995 Series 2004A, 0.000%,
11/01/28 - NPFG Insured
No Opt. Call Baa2 998,162

Nuveen California High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General (continued)
$ 3,795 Lake Tahoe Unified School District, El Dorado County, California, General
Obligation Bonds, Series 2010, 6.375%, 8/01/45 - AGM Insured
No Opt. Call A1 $ 2,993,951
6,985 Marin Healthcare District, Marin County, California, General Obligation
Bonds, 2013 Election, Series 2017A, 4.000%, 8/01/47, (UB) (4)
8/27 at 100.00 AA- 6,783,972
650 Newman-Crows Landing Unified School District, Stanislaus County,
California, General Obligation Bonds, 2008 Election, Series 2010B,
6.600%, 8/01/49 - AGM Insured
No Opt. Call Aa3 539,669
2,000 Northern Inyo County Local Hospital District, California, General
Obligation Bonds, Election 2005 Series 2009, 0.000%, 11/01/38 - AGC
Insured
No Opt. Call AA 976,340
2,250 Orland Joint Unified School District, Glenn and Tehama Counties,
California, General Obligation Bonds, 2008 Election, Series 2012B,
6.000%, 8/01/51
8/37 at 100.00 AA 1,582,853
5,000 Oxnard School District, Ventura County, California, General Obligation
Bonds, Election of 2022 Series 2023A, 4.125%, 8/01/50 - BAM Insured,
(UB) (4)
8/33 at 100.00 AA 4,911,100
14,000 Pajaro Valley Unified School District, Santa Cruz County, California,
General Obligation Bonds, Refunding Election 2012 Series 2013A,
4.250%, 8/01/47, (UB) (4)
8/23 at 100.00 A+ 14,021,140
1,350 Paso Robles Joint Unified School District, San Luis Obispo and Monteray
Counties, California, General Obligation Bonds, Election 2006 Series
2010A, 0.000%, 9/01/34
No Opt. Call Aa3 897,601
9,470 Pittsburg Unified School District, Contra Costa County, California, General
Obligation Bonds, Refunding Series 2016, 4.000%, 8/01/44, (UB) (4)
8/26 at 100.00 A1 9,201,904
Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1:
9,070 0.000%, 7/01/33 7/31 at 89.94 N/R 5,328,405
11,187 4.000%, 7/01/41 7/31 at 103.00 N/R 9,370,316
17,452 4.000%, 7/01/46 7/31 at 103.00 N/R 14,110,989
4,725 River Delta Unified School District, Sacramento and Solano Counties,
California, General Obligation Bonds, School Faciliteis Improvement
District 2, Election 2004 Series 2008, 0.000%, 4/01/48 - AGM Insured
No Opt. Call AA 1,544,791
10,000 San Diego Unified School District, San Diego County, California, General
Obligation Bonds, Election of 2012 Series 2017I, 4.000%, 7/01/47, (UB)
(4)
7/27 at 100.00 Aa2 9,774,200
5,000 San Luis Coastal Unified School District, San Luis Obispo County,
California, General Obligation Bonds, Election of 2022 Series 2023A,
4.000%, 8/01/53, (UB) (4)
8/32 at 100.00 Aa1 4,897,650
Santa Ana Unified School District, Orange County,
California, General Obligation Bonds, 2018 Election Series
2022C:
3,045 4.000%, 8/01/44, (UB) (4) 8/32 at 100.00 Aa3 3,001,061
5,680 4.000%, 8/01/45, (UB) 8/32 at 100.00 Aa3 5,556,005
17,585 4.250%, 8/01/50, (UB) (4) 8/32 at 100.00 Aa3 17,629,842
7,655 Savanna Elementary School District, Orange County, California, General
Obligation Bonds, Election 2008 Series 2012B, 6.750%, 2/01/52 - AGM
Insured
No Opt. Call A1 5,558,449
500 Selma Unified School District, Fresno County, California, General
Obligation Bonds, Election 2016 Series 2020C, 3.000%, 8/01/49 - AGM
Insured
8/30 at 100.00 AA 387,310
Southwestern Community College District, San Diego
County, California, General Obligation Bonds, Election of
2008, Series 2011C:
1,500 0.000%, 8/01/41 No Opt. Call AA- 693,990
5,730 0.000%, 8/01/46 No Opt. Call AA- 1,962,009
12,460 Washington Township Health Care District, Alameda County, California,
General Obligation Bonds, 2012 Election Series 2015B, 4.000%,
8/01/45, (UB) (4)
8/25 at 100.00 A1 11,811,831
4,845 West Contra Costa Unified School District, Contra Costa County,
California, General Obligation Bonds, Series 2021A-1, 3.000%, 8/01/51
- AGM Insured (4)
8/31 at 100.00 AA 3,644,506

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General (continued)
$ 5,155 Yosemite Community College District, California, General Obligation
Bonds, Capital Appreciation, Election 2004, Series 2010D, 6.550%,
8/01/42
No Opt. Call AA- $ 3,957,236
Total Tax Obligation/General 159,829,341
Tax Obligation/Limited - 33.5%
1,000 Adelanto Community Facilities District Number 2006-2, San Bernadino
County, California, Special Tax Bonds, Series 2015A, 5.000%, 9/01/45
9/25 at 100.00 N/R 1,007,980
Alameda Community Facilities District No. 22-1, California,
Alameda Marina, Special Tax Bonds, Green Series 2023:
850 5.000%, 9/01/48 9/29 at 103.00 N/R 815,711
1,250 5.000%, 9/01/53 9/29 at 103.00 N/R 1,186,675
Anaheim Public Financing Authority, California, Lease
Revenue Bonds, Public Improvement Project, Series
1997C:
330 0.000%, 9/01/28 - AGM Insured No Opt. Call A1 274,692
240 0.000%, 9/01/30 - AGM Insured No Opt. Call A1 185,184
4,475 0.000%, 9/01/34 - AGM Insured No Opt. Call A1 2,910,406
1,985 0.000%, 9/01/35 - AGM Insured No Opt. Call AA 1,228,655
2,590 Beaumont Financing Authority, California, Local Agency Revenue Bonds,
Improvement Area 7A-1, Series 2015A, 5.000%, 9/01/45
9/25 at 100.00 N/R 2,610,668
Beaumont, California, Special Tax Bonds, Community
Facilities District 2016-1 Fairway Canyon, Series 2019:
300 5.000%, 9/01/44 9/25 at 103.00 N/R 305,025
400 5.000%, 9/01/49 9/25 at 103.00 N/R 403,832
Beaumont, California, Special Tax Bonds, Community
Facilities District 93-1 Improvement Area 17C, Series
2018:
750 5.000%, 9/01/43 9/25 at 103.00 N/R 762,030
1,115 5.000%, 9/01/48 9/25 at 103.00 N/R 1,125,626
1,035 Beaumont, California, Special Tax Bonds, Community Facilities District
93-1 Improvement Area 8D, Series 2018A, 5.000%, 9/01/48
9/25 at 103.00 N/R 1,044,864
1,900 Blythe Redevelopment Agency Successor Agency, California, Tax
Allocation Bonds, Redevelopment Project 1, Refunding Series 2015,
5.000%, 5/01/38
11/25 at 100.00 N/R 1,930,134
1,500 Brea Redevelopment Agency, Orange County, California, Tax Allocation
Bonds, Project Area AB, Series 2003, 0.000%, 8/01/28 - AMBAC Insured
No Opt. Call AA- 1,241,565
1,700 Brentwood Infrastructure Financing Authority, California, Infrastructure
Revenue Bonds, Refunding Subordinated Series 2014B, 5.000%,
9/02/36
9/24 at 100.00 N/R 1,720,349
4,590 California Community College Financing Authority, Lease Revenue Bonds,
Refunding Series 2003, 0.000%, 6/01/33 - AMBAC Insured
No Opt. Call AA+ 3,017,053
700 California Municipal Finance Authority, Special Tax Revenue Bonds, Bold
Program, Series 2020A, 4.000%, 9/01/45
9/26 at 103.00 N/R 617,050
California Municipal Finance Authority, Special Tax Revenue
Bonds, Bold Program, Series 2020B:
1,070 4.000%, 9/01/43 9/27 at 103.00 N/R 961,106
3,150 4.000%, 9/01/50 9/27 at 103.00 N/R 2,714,796
California Municipal Finance Authority, Special Tax Revenue
Bonds, Bold Program, Series 2021A:
1,095 4.000%, 9/01/46 9/28 at 103.00 N/R 944,810
1,505 4.000%, 9/01/51 9/28 at 103.00 N/R 1,266,021
4,000 California Municipal Finance Authority, Special Tax Revenue Bonds, Bold
Program, Series 2022C, 6.250%, 9/01/52
9/29 at 103.00 N/R 4,031,320
3,000 California Municipal Finance Authority, Special Tax Revenue Bonds, Bold
Program, Series 2022D, 6.125%, 9/01/52
9/29 at 103.00 N/R 3,089,010
1,000 California Municipal Finance Authority, Special Tax Revenue Bonds,
Community Facilities District 2020-06, Series 2022B, 6.000%, 9/01/52
9/29 at 103.00 N/R 1,020,790
2,160 California Municipal Finance Authority, Special Tax Revenue Bonds,
Community Facilities District 2020-6, County of Placer-PV400, Series
2022, 5.250%, 9/01/52
9/29 at 103.00 N/R 2,184,084

Nuveen California High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
$ 365 California Statewide Communities Development Authority, Special Tax
Bonds, Community Facilities District 2007-1 Orinda Wilder Project,
Refunding Series 2015, 5.000%, 9/01/37
9/25 at 100.00 N/R $ 371,015
California Statewide Communities Development Authority,
Special Tax Bonds, Community Facilities District 2012-02,
Manteca Lifestyle Center, Series 2013A:
1,000 5.000%, 9/01/33 9/23 at 100.00 N/R 1,003,050
2,000 5.125%, 9/01/42 9/23 at 100.00 N/R 2,002,860
2,000 California Statewide Communities Development Authority, Special Tax
Bonds, Community Facilities District 2015-01 Improvement Area 2
University District, Series 2017, 5.000%, 9/01/47
9/27 at 100.00 N/R 2,029,760
2,500 California Statewide Communities Development Authority, Special Tax
Bonds, Community Facilities District 2015-2 Rio Bravo, Series 2015A,
5.625%, 9/01/45
9/25 at 100.00 N/R 2,552,925
3,000 California Statewide Communities Development Authority, Special Tax
Bonds, Community Facilities District 2016-02 Delta Coves, Series 2019,
5.000%, 9/01/49
9/29 at 100.00 N/R 3,046,440
5,250 California Statewide Communities Development Authority, Special Tax
Bonds, Community Facilities District 2017-01 Horse Creek, Series 2018,
5.000%, 9/01/48
9/28 at 100.00 N/R 5,324,340
California Statewide Communities Development Authority,
Special Tax Bonds, Community Facilities District 2018-01,
Wagon Wheel, Series 2020:
600 4.000%, 9/01/40 9/30 at 100.00 N/R 542,496
1,300 4.000%, 9/01/50 9/30 at 100.00 N/R 1,108,263
1,200 California Statewide Communities Development Authority, Special Tax
Bonds, Community Facilities District 2018-02, McSweeny, Improvement
Area 1 Series 2023, 5.250%, 9/01/53
9/30 at 103.00 N/R 1,200,000
340 California Statewide Communities Development Authority, Special Tax
Bonds, Community Facilities District 2020-02 Improvement Area 2
Atwell, Series 2022, 5.250%, 9/01/52
9/32 at 100.00 N/R 340,068
2,000 California Statewide Communities Development Authority, Special Tax
Bonds, Community Facilities District 2021-01 Meadowlands, Series
2021-01, 4.000%, 9/01/51
9/31 at 100.00 N/R 1,687,720
1,635 California Statewide Communities Development Authority, Special Tax
Bonds, Community Facilities District 2022-07, Improvement Area
Number 1, Watson Ranch, Series 2023, 5.000%, 9/01/53
9/30 at 103.00 N/R 1,559,234
California Statewide Communities Development Authority,
Statewide Community Infrastructure Program Revenue
Bonds, Refunding Series 2015R-1:
3,510 5.000%, 9/02/35 9/25 at 100.00 N/R 3,587,712
1,120 5.000%, 9/02/40 9/25 at 100.00 N/R 1,132,387
490 California Statewide Communities Development Authority, Statewide
Community Infrastructure Program Revenue Bonds, Series 2011A,
8.000%, 9/02/41
6/23 at 100.00 N/R 469,626
2,275 California Statewide Communities Development Authority, Statewide
Community Infrastructure Program Revenue Bonds, Series 2014A,
5.000%, 9/02/43
7/23 at 100.00 N/R 2,275,705
2,060 California Statewide Communities Development Authority, Statewide
Community Infrastructure Program Revenue Bonds, Series 2014B,
5.000%, 9/02/44
9/24 at 100.00 N/R 2,071,103
2,240 California Statewide Communities Development Authority, Statewide
Community Infrastructure Program Revenue Bonds, Series 2016A,
5.000%, 9/02/45
9/26 at 100.00 N/R 2,261,997
California Statewide Communities Development Authority,
Statewide Community Infrastructure Program Revenue
Bonds, Series 2016B:
1,690 5.000%, 9/02/36 9/26 at 100.00 N/R 1,736,593
3,310 5.000%, 9/02/46 9/26 at 100.00 N/R 3,344,888
480 California Statewide Communities Development Authority, Statewide
Community Infrastructure Program Revenue Bonds, Series 2017A,
5.000%, 9/02/46
9/27 at 100.00 N/R 486,293

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
$ 375 California Statewide Communities Development Authority, Statewide
Community Infrastructure Program Revenue Bonds, Series 2017B,
5.000%, 9/02/47
9/27 at 100.00 N/R $ 379,714
3,550 California Statewide Communities Development Authority, Statewide
Community Infrastructure Program Revenue Bonds, Series 2017C,
5.000%, 9/02/47
9/27 at 100.00 N/R 3,594,624
3,745 California Statewide Communities Development Authority, Statewide
Community Infrastructure Program Revenue Bonds, Series 2018A,
5.000%, 9/02/47
9/28 at 100.00 N/R 3,801,961
920 California Statewide Communities Development Authority, Statewide
Community Infrastructure Program Revenue Bonds, Series 2018B,
5.000%, 9/02/48
9/28 at 100.00 N/R 933,036
California Statewide Communities Development Authority,
Statewide Community Infrastructure Program Revenue
Bonds, Series 2019B:
1,150 5.000%, 9/02/44 9/29 at 100.00 N/R 1,149,137
3,370 5.000%, 9/02/49 9/29 at 100.00 N/R 3,326,224
California Statewide Communities Development Authority,
Statewide Community Infrastructure Program Revenue
Bonds, Series 2019C:
725 5.000%, 9/02/44 9/29 at 100.00 N/R 737,187
2,310 5.000%, 9/02/49 9/29 at 100.00 N/R 2,335,803
California Statewide Communities Development Authority,
Statewide Community Infrastructure Program Revenue
Bonds, Series 2020A:
850 4.000%, 9/02/50 9/30 at 100.00 N/R 727,524
805 5.000%, 9/02/50 9/30 at 100.00 N/R 813,895
975 California Statewide Communities Development Authority, Statewide
Community Infrastructure Program Revenue Bonds, Series 2021C,
4.000%, 9/02/51
9/31 at 100.00 N/R 815,042
California Statewide Communities Development Authority,
Statewide Community Infrastructure Program Revenue
Bonds, Series 2022C:
1,500 5.125%, 9/02/42 9/32 at 100.00 N/R 1,464,990
2,000 5.375%, 9/02/52 9/32 at 100.00 N/R 1,959,080
5,000 California Statewide Communities Development Authority, Statewide
Infrastructure Program Revenue Bonds, Series 2020C, 4.000%, 9/02/50
9/30 at 100.00 N/R 4,216,850
1,085 Cathedral City Public Financing Authority, California, Tax Allocation Bonds,
Merged Redevelopment Project, Series 2000A, 0.000%, 8/01/33 - NPFG
Insured
No Opt. Call Baa2 714,917
1,540 Chino, California, Special Tax Bonds, Community Facilities District 2016-3,
Series 2017, 5.000%, 9/01/47
9/24 at 103.00 N/R 1,561,729
Chula Vista, California, Special Tax Bonds, Community
Facilities District 16-I Millenia Improvement Area 1, Series
2018:
895 5.000%, 9/01/43 9/25 at 103.00 N/R 915,630
1,115 5.000%, 9/01/48 9/25 at 103.00 N/R 1,133,375
320 City of Dublin, California, Community Facilities District No. 2015-1, Dublin
Crossing, Improvement Area No. 1, Special Tax Bonds, Series 2017,
5.000%, 9/01/47
9/27 at 100.00 N/R 324,144
Compton Public Finance Authority, California, Lease
Revenue Bonds, Refunding & Various Capital Projects,
Series 2008:
500 5.250%, 9/01/27 - AMBAC Insured 7/23 at 100.00 N/R 500,255
210 5.000%, 9/01/32 - AMBAC Insured 7/23 at 100.00 N/R 210,008
670 Corona, California, Special Tax Bonds, Community Facilities District 2002-
1 Dos Lagos Improvement Area 1, Refunding Series 2017, 5.000%,
9/01/37
9/24 at 103.00 N/R 690,864
Corona, California, Special Tax Bonds, Community Facilities
District 2018-1 Bedford, Series 2018A:
2,155 5.000%, 9/01/43 9/24 at 103.00 N/R 2,192,712
1,250 5.000%, 9/01/48 9/24 at 103.00 N/R 1,266,075

Nuveen California High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
$ 345 Corona, California, Special Tax Bonds, Community Facilities District 2018-2
Sierra Bella, Series 2022A, 5.000%, 9/01/51
9/29 at 103.00 N/R $ 344,338
1,000 Dixon, California, Special Tax Bonds, Community Facilities District 2019-1
Homestead, Improvement Area 1, Series 2019, 4.000%, 9/01/50
9/30 at 100.00 N/R 855,160
Dublin Community Facilities District 2015-1 Dublin Crossing,
California, Special Tax Bonds,  Improvement Area 4, Series
2022:
1,000 5.500%, 9/01/47 9/29 at 103.00 N/R 1,031,460
1,000 5.500%, 9/01/51 9/29 at 103.00 N/R 1,026,720
Dublin Community Facilities District 2015-1 Dublin Crossing,
California, Special Tax Bonds, Improvement  Area 2, Series
2019:
4,100 5.000%, 9/01/39 9/26 at 103.00 N/R 4,177,572
2,800 5.000%, 9/01/44 9/26 at 103.00 N/R 2,828,924
Eastern Municipal Water District, California, Special Tax
Bonds, Community Facilities District 2012-61 Autumn
Winds, Series 2020:
575 3.000%, 9/01/44 9/27 at 103.00 N/R 410,837
350 4.000%, 9/01/50 9/27 at 103.00 N/R 299,306
465 Eastern Municipal Water District, California, Special Tax Bonds, Community
Facilities District 2016-72 Hidden Hills, Series 2020, 3.000%, 9/01/45
9/27 at 103.00 N/R 343,086
250 El Dorado County, California, Special Tax Bonds, Community Facilities
District 2005-2, Series 2006, 5.100%, 9/01/36
9/23 at 100.00 N/R 250,657
Elsinore Valley Municipal Water District, California, Special
Tax Bonds, Community Facilities District 2020-1 Horsethief
Area 1A, Series 2021A:
1,685 4.000%, 9/01/41, 144A 9/28 at 103.00 N/R 1,503,610
1,245 4.000%, 9/01/51, 144A 9/28 at 103.00 N/R 1,037,508
Elsinore Valley Municipal Water District, California, Special
Tax Bonds, Community Facilities District 2020-1 Horsethief
Improvement Area 2A, Series 2021A:
1,565 4.000%, 9/01/41, 144A 9/28 at 103.00 N/R 1,396,528
2,325 4.000%, 9/01/51, 144A 9/28 at 103.00 N/R 1,940,538
430 Fairfield, California, Special Tax Bonds, Community Facilities District 2007-
1 Fairfield Commons Project, Series 2008, 6.875%, 9/01/38
9/23 at 100.00 N/R 433,612
1,000 Folsom Ranch Financing Authority, California, Special Tax Revenue Bonds,
Folsom Community Facilities District 19 Mangini Ranch, Series 2019,
5.000%, 9/01/49
9/26 at 103.00 N/R 1,008,480
Folsom Ranch Financing Authority, California, Special Tax
Revenue Bonds, Folsom Community Facilities District 20
Russell Ranch, Series 2020:
1,250 5.125%, 9/01/47 9/29 at 103.00 N/R 1,260,587
1,300 5.125%, 9/01/52 9/29 at 103.00 N/R 1,302,639
Folsom Ranch Financing Authority, California, Special Tax
Revenue Bonds, Folsom Community Facilities District 23
Folsom Ranch Improvement Area 1, Series 2020:
2,150 4.000%, 9/01/45 9/27 at 103.00 N/R 1,876,692
1,145 4.000%, 9/01/50 9/27 at 103.00 N/R 967,090
4,000 Folsom Ranch Financing Authority, California, Special Tax Revenue Bonds,
Folsom Community Facilities District 23 Folsom Ranch Improvement
Area 1, Series 2022, 5.000%, 9/01/52
9/29 at 103.00 N/R 3,935,600
1,515 Folsom Ranch Financing Authority, California, Special Tax Revenue Bonds,
Series 2022, 5.000%, 9/01/52
9/29 at 103.00 N/R 1,490,608
Folsom, California, Special Tax Bonds, Community Facilities
District 16 Islands at Parkshore Improvement Area 1,
Series 2018:
500 4.000%, 9/01/43 7/23 at 103.00 N/R 450,920
1,545 4.000%, 9/01/48 7/23 at 103.00 N/R 1,352,678
Fontana, California,  Special Tax Bonds, Community Facilities
District 106, Mountain View, Series 2022:
375 4.250%, 9/01/38 9/29 at 103.00 N/R 362,734
500 4.500%, 9/01/43 9/29 at 103.00 N/R 479,405

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
$ 3,750 Golden State Tobacco Securitization Corporation, California, Tobacco
Settlement Asset-Backed Bonds, Tender Option Bond Trust 2015-
XF1038, 7.274%, 6/01/45, 144A, (IF) (4)
6/25 at 100.00 A+ $ 4,367,550
4,040 Golden State Tobacco Securitization Corporation, California, Tobacco
Settlement Asset-Backed Revenue Bonds, Series 2022A-1, 5.000%,
6/01/51
12/31 at 100.00 BBB+ 4,210,165
464 HTA Claas 6, Puerto Rico Highway and Transportation Authority Highway
Revenue Bonds, Series 2022, 5.250%, 7/01/38
6/23 at 100.00 N/R 464,687
1,030 Imperial, California, Special Tax Bonds, Community Facilities District 2005-
1 Springfield, Series 2015A, 5.000%, 9/01/36
9/25 at 100.00 N/R 1,050,250
155 Indio Redevelopment Agency, California, Tax Allocation Bonds, Merged
Area Redevelopment Project, Subordinate Lien Refunding Series 2008A,
5.250%, 8/15/28
7/23 at 100.00 A 155,374
500 Irvine, California, Special Tax Bonds, Community Facilities District 2013-
3 Great Park, Improvement Area 1, Refunding Series 2014, 5.000%,
9/01/39
9/24 at 100.00 N/R 503,950
3,380 Jurupa Unified School District, California, Special Tax Bonds, Community
Facilities District 9, Series 2015A, 5.000%, 9/01/45
9/25 at 100.00 N/R 3,406,972
1,220 Lake Elsinore Unified School District, California, Special Tax Bonds,
Community Facilities District 2004-2, Series 2005, 5.350%, 9/01/35
9/23 at 100.00 N/R 1,224,331
1,000 Lake Elsinore Unified School District, California, Special Tax Bonds,
Community Facilities District 2006-2 Improvement Area B, Series 2018,
4.000%, 9/01/48
9/24 at 100.00 N/R 868,960
Lake Elsinore Unified School District, California, Special Tax
Bonds, Community Facilities District 2013-1, Series 2017:
800 4.000%, 9/01/42 9/24 at 103.00 N/R 722,048
1,000 4.000%, 9/01/47 9/24 at 103.00 N/R 874,550
475 Lake Elsinore, California, Special Tax Bonds, Community Facilities District
2006-1 Summerly Improvement Area KK, Series 2021, 4.000%, 9/01/42
9/28 at 103.00 N/R 425,947
4,170 Lathrop, California, Limited Obligation Improvement Bonds, Crossroads
Assessment District, Series 2015, 5.000%, 9/02/40
9/25 at 100.00 N/R 4,213,451
Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1 Central Lathrop Specific Plan Improvement
Areas 5, Series 2019:
605 5.650%, 9/01/38 9/26 at 103.00 N/R 613,216
970 5.750%, 9/01/43 9/26 at 103.00 N/R 981,029
Lee Lake Public Financing Authority, California, Junior Lien
Revenue Bonds, Series 2013B:
775 5.125%, 9/01/28 9/23 at 100.00 N/R 777,875
390 5.250%, 9/01/32 9/23 at 100.00 N/R 391,447
Lincoln, California, Special Tax Bonds, Community Facilities
District 2005-1 Sorrento Project, Series 2014A:
925 5.000%, 9/01/39 9/24 at 100.00 N/R 931,753
1,815 5.000%, 9/01/43 9/24 at 100.00 N/R 1,824,220
2,615 Los Alamitos Unified School District, Orange County, California,
Certificates of Participation, Series 2012, 6.050%, 8/01/42
8/29 at 100.00 Aa3 2,734,662
1,750 Los Angeles County Community Facilities District 2021-01, California,
Special Tax Bond, Valencia-Facilities Improvement Area 1, Series 2022,
5.000%, 9/01/47
9/29 at 103.00 N/R 1,757,788
1,590 Lower Magnolia Green Community Development Authority, Virginia,
Special Assessment Bonds, Series 2015, 5.000%, 3/01/45, 144A
3/25 at 100.00 N/R 1,493,567
8,660 Madera County, California, Special Tax Bonds, Community Facilities
District 2021-1 Tesoro Viejo II Improvement Area 1, Series 2022, 5.750%,
9/01/53
9/29 at 103.00 N/R 8,574,699
2,022 Manteca Unified School District, San Joaquin County, California,
Certificates of Participation, Series 2004, 0.000%, 9/15/33 - NPFG
Insured
No Opt. Call Baa2 1,365,760
450 Marina Redevelopment Agency Successor Agency, California, Housing Tax
Allocation Bonds, Series 2018B, 5.000%, 9/01/38
9/25 at 103.00 N/R 464,643
3,000 Matching Fund Special Purpose Securitization Corporation, Virgin Islands,
Revenue Bonds, Series 2022A, 5.000%, 10/01/39
10/32 at 100.00 N/R 2,960,220

Nuveen California High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
Menifee Union School District, Riverside County, California,
Special Tax Bonds, Community Facilities District 2006-1,
Series 2014:
$ 500 4.125%, 9/01/39 9/23 at 101.00 N/R $ 477,070
500 4.250%, 9/01/44 9/23 at 101.00 N/R 463,895
500 Menifee Union School District, Riverside County, California, Special Tax
Bonds, Community Facilities District 2011-1, Improvement Area 6, Series
2021, 4.000%, 9/01/50
9/28 at 103.00 N/R 432,265
Menifee Union School District, Riverside County, California,
Special Tax Bonds, Community Facilities District 2011-1,
Improvement Area 7, Series 2021:
1,325 5.125%, 9/01/47 9/29 at 103.00 N/R 1,345,034
2,000 5.250%, 9/01/52 9/29 at 103.00 N/R 2,037,080
1,000 Menifee Union School District, Riverside County, California, Special Tax
Bonds, Community Facilities District 2014-2, Series 2017, 5.000%,
9/01/47
9/24 at 103.00 N/R 1,012,950
Menifee Union School District, Riverside County, California,
Special Tax Bonds, Community Facilties District 2011-1,
Improvement Area 1, Series 2015:
2,000 5.000%, 9/01/39 9/24 at 100.00 N/R 2,016,060
500 4.250%, 9/01/44 9/24 at 100.00 N/R 463,895
1,000 5.000%, 9/01/44 9/24 at 100.00 N/R 1,005,020
1,000 Menifee Union School District, Riverside County, California, Special Tax
Bonds, Community Facilties District 2016-1, Improvement Area B, Series
2022, 4.625%, 9/01/52
9/29 at 103.00 N/R 944,660
1,055 Merced Redevelopment Agency, California, Tax Allocation Bonds, Merced
Redevelopment Project 2, Series 2003A, 0.000%, 12/01/23 - AMBAC
Insured
No Opt. Call N/R 1,033,953
835 Moorpark, California, Special Tax Bonds, Community Facilities District
2004-1, Refunding Junior Lien Series 2014B, 5.000%, 9/01/33
9/24 at 100.00 N/R 847,283
970 Moreno Valley Unified School District, Riverside County, California, Special
Tax Bonds, Community Facilities District 2015-2, Series 2019, 5.000%,
9/01/48
9/25 at 103.00 N/R 983,735
1,085 Moreno Valley Unified School District, Riverside County, California, Special
Tax Bonds, Community Facilities District 2015-3, Series 2019, 4.000%,
9/01/44
9/25 at 103.00 N/R 974,775
825 Murrieta, California, Special Tax Bonds, Community Facilities District 2005-
5 Golden City Improvement Area A, Series 2017, 5.000%, 9/01/46
9/27 at 100.00 N/R 836,129
Northstar Community Services District, California, Special
Tax Bonds, Community Facilities District 1, Refunding
Series 2005:
980 1.363%, 9/01/28 2005 1 (5) 9/23 at 100.00 N/R 392,192
2,927 1.388%, 9/01/36 2005 1 (5) 9/23 at 100.00 N/R 1,170,634
1,250 Oceanside, California, Special Tax Bonds, Community Facilities District
2006-1, Pacific Coast Business Park, Series 2017, 5.000%, 9/01/38
9/25 at 102.00 N/R 1,283,100
880 Ontario, California, Special Tax Bonds, Community Facilities District 26
Park Place Facilities III, Series 2019, 5.000%, 9/01/47
9/26 at 103.00 N/R 895,594
1,200 Ontario, California, Special Tax Bonds, Community Facilities District 28
New Haven Facilities - Area A, Series 2017, 5.000%, 9/01/47
9/24 at 103.00 N/R 1,217,388
825 Ontario, California, Special Tax Bonds, Community Facilities District 54
Esperanza Facilities, Series 2022, 4.500%, 9/01/52
9/29 at 103.00 N/R 759,998
845 Ontario, California, Special Tax Bonds, Community Facilities District 55
Parklane Facilities, Series 2022, 5.000%, 9/01/53
9/29 at 103.00 N/R 849,352
4,000 Orange County, California, Special Tax Bonds, Community Facilities
District 2021-1 Rienda, Series 2022A, 5.000%, 8/15/52
8/29 at 103.00 N/R 4,033,160
Palm Desert, California, Special Tax Bonds, Community
Facilities District 2021-1 University Park, Series 2021:
315 3.000%, 9/01/31 9/28 at 103.00 N/R 288,222
375 4.000%, 9/01/41 9/28 at 103.00 N/R 339,690
1,340 4.000%, 9/01/51 9/28 at 103.00 N/R 1,141,519
1,230 Palmdale Community Redevelopment Agency, California, Tax Allocation
Bonds, Merged Redevelopment Project Areas, Series 2002, 0.000%,
12/01/30 - AMBAC Insured
No Opt. Call AA 942,770

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
$ 970 Patterson Public Finance Authority, California, Revenue Bonds, Community
Facilities District 2001-1, Senior Series 2013A, 5.750%, 9/01/39
9/23 at 100.00 N/R $ 973,414
1,140 Perris Joint Powers Authority, California, Local Agency Revenue Bonds,
Community Facilities District 2007-2, Pacific Heritage, Series 2020,
4.000%, 9/01/48
9/27 at 103.00 N/R 971,873
2,990 Pittsburg Redevelopment Agency, California, Tax Allocation Bonds, Los
Medanos Community Development Project, Series 1999, 0.000%,
8/01/27 - AMBAC Insured
No Opt. Call A+ 2,559,590
3,000 Puerto Rico Highway and Transportation Authority, Restructured Toll
Revenue Bonds, Series 2022C, 5.000%, 7/01/53
1/33 at 100.00 N/R 1,829,970
3,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured 2018A-1, 4.750%, 7/01/53
7/28 at 100.00 N/R 2,781,750
2,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured Cofina Project Series 2018B-1, 4.750%, 7/01/53
7/28 at 100.00 N/R 1,854,620
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Taxable Restructured Cofina Project
Series 2019A-2:
3,000 4.329%, 7/01/40 7/28 at 100.00 N/R 2,786,790
4,645 4.329%, 7/01/40 7/28 at 100.00 N/R 4,314,880
2,610 4.536%, 7/01/53 7/28 at 100.00 N/R 2,336,106
3,000 4.784%, 7/01/58 7/28 at 100.00 N/R 2,763,330
Rancho Cardova, California, Special Tax Bonds, Community
Facilities District 2005-1 Sunridge North Douglas Series
2015:
1,200 5.000%, 9/01/40 9/25 at 100.00 N/R 1,211,724
1,250 5.000%, 9/01/45 9/25 at 100.00 N/R 1,259,450
1,590 Rancho Cordova, California, Special Tax Bonds, Communities Facilities
District 2014-1 Montelena, Series 2022, 5.000%, 9/01/42
9/28 at 103.00 N/R 1,615,710
Rancho Cordova, California, Special Tax Bonds, Community
Facilities District 2018-1 Grantline 208, Series 2019:
410 5.000%, 9/01/44 9/26 at 103.00 N/R 418,225
530 5.000%, 9/01/49 9/26 at 103.00 N/R 537,918
Redwood City Redevelopment Agency, California, Tax
Allocation Bonds, Project Area 2, Series 2003A:
1,755 0.000%, 7/15/29 - AMBAC Insured No Opt. Call A 1,417,285
1,260 0.000%, 7/15/31 - AMBAC Insured No Opt. Call A 944,736
1,185 Rio Vista, California, Special Tax Bonds, Community Faciliites District 2018-
1 Liberty Community, Series 2018-1, 5.000%, 9/01/48
9/25 at 103.00 N/R 1,190,830
1,185 River Islands Public Financing Authority, California, Special Tax Bonds,
Community Facilities District 2003-1 Improvement Area 1, Refunding
Series 2022A-1, 4.250%, 9/01/47 - AGM Insured
9/29 at 103.00 AA 1,190,202
River Islands Public Financing Authority, California,
Special Tax Bonds, Community Facilities District 2003-1
Improvement Area 1, Subordinate Series 2022B-2:
1,000 5.000%, 9/01/42 9/29 at 103.00 N/R 954,770
1,525 5.250%, 9/01/47 9/29 at 103.00 N/R 1,490,443
2,015 5.000%, 9/01/52 9/29 at 103.00 N/R 1,881,285
1,000 River Islands Public Financing Authority, California, Special Tax Bonds,
Community Facilities District 2019-1 Phase 2 Public Improvements,
Series 2019, 4.000%, 9/01/46
9/26 at 103.00 N/R 811,870
1,295 Riverside County Asset Leasing Corporation, California, Leasehold
Revenue Bonds, Riverside County Hospital Project, Series 1997, 0.000%,
6/01/26 - NPFG Insured
No Opt. Call A+ 1,161,084
2,115 Riverside County, California, Special Tax Bonds, Community Facilities
District 03-1 Newport Road, Series 2014, 5.000%, 9/01/30
9/24 at 100.00 N/R 2,147,296
870 Riverside County, California, Special Tax Bonds, Community Facilities
District 04-2 Lake Hill Crest, Series 2012, 5.000%, 9/01/35
9/23 at 100.00 N/R 872,349
Riverside County, California, Special Tax Bonds, Community
Facilities District 05-8 Scott Road, Series 2013:
660 5.000%, 9/01/32 7/23 at 100.00 N/R 660,654
3,410 5.000%, 9/01/42 7/23 at 100.00 N/R 3,411,159

Nuveen California High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
Riverside County, California, Special Tax Bonds, Community
Facilities District 07-2 Clinton Keith, Series 2017:
$ 1,000 5.000%, 9/01/42 9/27 at 100.00 N/R $ 1,017,920
535 5.000%, 9/01/45 9/27 at 100.00 N/R 542,752
415 Riverside Unified School District, Riverside County, California, Special Tax
Bonds, Community Facilities District 32, Series 2020, 4.000%, 9/01/45
9/27 at 103.00 N/R 365,308
Rocklin Unified School District, Placer County, California,
Special Tax Bonds, Community Facilities District 2, Series
2007:
1,010 0.000%, 9/01/34 - NPFG Insured No Opt. Call Baa2 656,874
1,155 0.000%, 9/01/35 - NPFG Insured No Opt. Call Baa2 714,910
815 Rocklin, Placer County, California, Special Tax Bonds, Community Facilities
District 10 Whitney Ranch, Series 2015, 5.000%, 9/01/39
9/25 at 100.00 N/R 826,060
935 Rohnert Park Community Development Agency, California, Tax Allocation
Bonds, Series 1999, 0.000%, 8/01/33
No Opt. Call Baa2 643,056
2,635 Romoland School District, California, Special Tax Bonds, Community
Facilities District 2004-1 Heritage Lake Improvement Area 3, Series
2013, 5.000%, 9/01/43
9/23 at 100.00 N/R 2,637,240
820 Romoland School District, California, Special Tax Bonds, Community
Facilities District 91-1, Series 2017, 5.000%, 9/01/41
9/27 at 100.00 N/R 831,874
Roseville, California, Special Tax Bonds, Community Facilities
District 1 Hewlett Parkard Campus Oaks, Series 2016:
845 5.000%, 9/01/36 9/26 at 100.00 N/R 869,074
2,360 5.500%, 9/01/46 9/26 at 100.00 N/R 2,420,015
Roseville, California, Special Tax Bonds, Community Facilities
District 1 Sierra Vista Villages, Series 2020:
490 4.000%, 9/01/45 9/27 at 103.00 N/R 434,370
1,300 4.000%, 9/01/50 9/27 at 103.00 N/R 1,120,392
625 Roseville, California, Special Tax Bonds, Community Facilities District 1
Villages at Sierra Vista, Series 2022, 4.500%, 9/01/52
9/29 at 103.00 N/R 573,962
1,100 Roseville, California, Special Tax Bonds, Community Facilities District 1
Westbrook, Series 2014, 5.000%, 9/01/34
9/24 at 100.00 N/R 1,111,561
2,050 Roseville, California, Special Tax Bonds, Community Facilities District 5
Fiddyment Ranch Public Facilities, Series 2017, 5.000%, 9/01/47, 144A
9/27 at 100.00 N/R 2,074,969
Roseville, California, Special Tax Bonds, SVSP Westpark-
Federico Community Facilities District 1, Series 2019:
500 5.000%, 9/01/44 9/26 at 103.00 N/R 510,850
700 5.000%, 9/01/49 9/26 at 103.00 N/R 711,214
2,755 Roseville, California, Special Tax Bonds, SVSP Westpark-Federico
Community Facilities District 1, Series 2022, 5.000%, 9/01/52
9/29 at 103.00 N/R 2,759,628
230 Sabal Palm Community Development District, Florida, Special Assessment
Bonds, Series 2016, 5.500%, 11/01/46
11/26 at 100.00 N/R 230,644
1,510 Sacramento City Financing Authority California, Lease Revenue Bonds,
Master Lease Program Facilities Projects, Tender Option Bond Trust
2016-XG0100, 9.017%, 12/01/33 - AMBAC Insured, 144A, (IF) (4)
No Opt. Call AA- 2,638,287
Sacramento City Financing Authority, California, Tax
Allocation Revenue Bonds, Merged Downtown
Sacramento and Oak Park Projects, Series 2005A:
4,295 0.000%, 12/01/31 - FGIC Insured No Opt. Call Baa2 3,123,667
4,435 0.000%, 12/01/32 - FGIC Insured No Opt. Call Baa2 3,083,168
275 Sacramento, California, Special Tax Bonds, Community Facilities District
05-1 College Square, Series 2007, 5.900%, 9/01/37
9/23 at 100.00 N/R 276,182
1,600 Sacramento, California, Special Tax Bonds, Community Facilities District
2018-01 Railyards, Improvements Series 2022, 5.375%, 9/01/52, 144A
9/29 at 103.00 N/R 1,613,648
Sacramento, California, Special Tax Bonds, North Natomas
Community Facilities District 7, Series 2017-01:
710 5.000%, 9/01/37, 144A 9/24 at 103.00 N/R 732,109
1,900 5.000%, 9/01/47, 144A 9/24 at 103.00 N/R 1,926,068
428 Saint Louis, Missouri, Tax Increment Financing Revenue Bonds, Grace Lofts
Redevelopment Projects, Series 2007A, 2.700%, 12/31/26 (5)
No Opt. Call N/R 29,960
1,485 San Bernardino Community Facilities District Number 2020-1, California,
Special Tax Bonds, Series 2022, 4.500%, 9/01/52
9/29 at 103.00 N/R 1,355,270

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
$ 375 San Bernardino County Financing Authority, California, Revenue Bonds,
Courthouse Facilities Project, Series 2007, 5.500%, 6/01/37 - NPFG
Insured
No Opt. Call Baa2 $ 380,228
550 San Bernardino County, California, Special Tax Bonds, Community
Facilities District 2006-1 Lytle Creek North Improvement Area 1, Series
2015, 5.000%, 9/01/40
9/25 at 100.00 N/R 555,725
5,750 San Diego Public Facilities Financing Authority, California, Lease Revenue
Bonds, Capital Improvement Projects, Series 2021A, 4.000%, 10/15/50,
(UB) (4)
10/30 at 100.00 AA- 5,546,910
1,500 San Francisco City and County Infrastructure and Revitalization Financing
District 1 Treasure Island, California, Tax Increment Revenue Bonds,
Housing Increment Series 2022B, 5.000%, 9/01/52, 144A
9/32 at 100.00 N/R 1,404,615
865 San Francisco City and County Redevelopment Agency Successor Agency,
California, Special Tax Bonds, Community Facilities District 7, Hunters
Point Shipyard Phase One Improvements, Refunding Series 2014,
5.000%, 8/01/39
8/24 at 100.00 N/R 871,392
1,250 San Francisco City and County Redevelopment Agency Successor Agency,
California, Tax Allocation Bonds, Mission Bay South Redevelopment
Project, Series 2014A, 5.000%, 8/01/43
8/24 at 100.00 A- 1,278,325
12,610 San Francisco City and County Redevelopment Agency Successor Agency,
California, Tax Allocation Bonds, Mission Bay South Redevelopment
Project, Subordinate Series 2016D, 0.000%, 8/01/43, 144A
7/23 at 37.10 N/R 4,716,771
11,755 San Francisco City and County, California, Certificates of Participation, 49
South Van Ness Avenue Project, Green Series 2019A, 4.000%, 4/01/45,
(UB) (4)
4/27 at 100.00 AA 11,605,359
San Francisco City and County, California, Special Tax
Bonds, Community Facilities District 2014-1 Transbay
Transit Center, Green Series 2022A:
1,000 5.000%, 9/01/42, (UB) (4) 9/32 at 100.00 AA+ 1,069,460
1,735 5.000%, 9/01/47, (UB) (4) 9/32 at 100.00 AA+ 1,836,463
1,150 5.000%, 9/01/52, (UB) (4) 9/32 at 100.00 AA+ 1,205,798
San Francisco City and County, California, Special Tax
Bonds, Community Facilities District 2016-1 Treasure
Island Improvement Area 1, Series 2020:
1,550 4.000%, 9/01/42 9/27 at 103.00 N/R 1,393,543
4,350 4.000%, 9/01/50 9/27 at 103.00 N/R 3,714,161
1,000 San Jacinto Unified School District, California, Community Facilities District
2003-1 Infrastructure Projects, Series 2016, 3.375%, 9/01/46
9/23 at 103.00 N/R 780,870
Santa Ana Financing Authority, California, Lease Revenue
Bonds, Police Administration and Housing Facility, Series
1994A:
110 6.250%, 7/01/24 No Opt. Call Baa2 111,843
5,000 Stockton, California, Special Tax Revenue Bonds, Community Facilities
District 19-1, Cannery Park II, Series 2022, 5.000%, 9/01/52
9/29 at 103.00 N/R 4,889,800
1,335 Sulphur Springs Union School District, California, Special Tax Bonds,
Community Facilities District 2006-1, Series 2018, 5.000%, 9/01/43
9/24 at 103.00 N/R 1,358,363
5,400 Sulphur Springs Union School District, California, Special Tax Bonds,
Community Facilities District 2014-1, Series 2022, 4.500%, 9/01/52
9/29 at 103.00 N/R 4,966,758
4,000 Tejon Ranch Public Facilities Financing Authority, California, Special Tax
Bonds, Community Facilities District 2008-1 Tejon Industrial Complex
East 2012B, 5.250%, 9/01/42
7/23 at 100.00 N/R 4,004,200
2,000 Tejon Ranch Public Facilities Financing Authority, California, Special Tax
Bonds, Community Facilities District 2008-1, Tejon Industrial Complex
Public Improvements-East, Series 2015A, 5.000%, 9/01/45
9/25 at 100.00 N/R 2,020,640
3,250 Tejon Ranch Public Facilities Financing Authority, California, Special Tax
Bonds, Community Facilities District 2008-1, Tejon Industrial Complex
Public Improvements-East, Series 2020, 4.000%, 9/01/50
9/27 at 103.00 N/R 2,827,338
1,045 Temecula Public Financing Authority, California, Special Tax Bonds,
Community Facilities District 16-01, Series 2017, 6.250%, 9/01/47, 144A
9/27 at 100.00 N/R 1,098,065
1,750 Temecula Public Financing Authority, California, Special Tax Bonds,
Community Facilities District 16-01, Series 2023A, 5.000%, 9/01/49
9/29 at 103.00 N/R 1,752,468

Nuveen California High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
$ 400 Temecula Valley Unified School District, Riverside County, California,
Special Tax Bonds, Community Facilities District 2011-1, Series 2014,
4.250%, 9/01/44
9/23 at 101.00 N/R $ 371,116
1,285 Tracy, California, Special Tax Bonds, Community Facilities District 2016-1
Tracy Hills,  Improvement Area 1, Series 2019, 5.000%, 9/01/44
9/25 at 103.00 N/R 1,301,744
700 Victor Valley Union High School District, San Bernardino County,
California, Special Tax Bonds, Community Facilities District 2007-1,
Series 2013, 5.000%, 9/01/43
9/23 at 100.00 N/R 700,735
1,000 Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note,
Refunding Series 2014C, 5.000%, 10/01/39, 144A
10/24 at 100.00 N/R 807,070
10,100 West Contra Costa Unified School District, Contra Costa County,
California, General Obligation Bonds, Election 2012, Series 2015B,
4.000%, 8/01/54, (UB) (4)
8/25 at 100.00 A1 9,621,563
West Patterson Financing Authority, California, Special Tax
Bonds, Community Facilities District 2015-1 Arambel-
KDN, Refunding Series 2015:
350 5.250%, 9/01/35 9/25 at 100.00 N/R 359,380
785 5.250%, 9/01/45 9/25 at 100.00 N/R 795,409
2,805 West Sacramento, California, Special Tax Bonds, Community Facilities
District 27 Bridge District, Refunding Series 2016, 5.000%, 9/01/40
9/26 at 100.00 N/R 2,843,821
7,760 West Sacramento, California, Special Tax Bonds, Community Facilities
District 27 Bridge District, Series 2017, 5.000%, 9/01/47
9/27 at 100.00 N/R 7,857,543
1,445 William S. Hart Union High School District, Los Angeles County, California,
Special Tax Bonds, Community Facilities District 2015-1, Series 2017,
5.000%, 9/01/47
9/26 at 100.00 N/R 1,458,308
1,860 Woodland, California, Special Tax Bonds, Community Facilities District
2004-1 Spring Lake, Refunding & Capital Projects Series 2016, 4.000%,
9/01/45
9/26 at 100.00 N/R 1,651,159
290 Yorkville United City Business District, Illinois, Storm Water and Water
Improvement Project Revenue Bonds, Series 2007, 4.800%, 1/01/27 (5)
6/23 at 100.00 N/R 124,700
Total Tax Obligation/Limited 391,874,501
Transportation - 9.4%
Alameda Corridor Transportation Authority, California,
Revenue Bonds, Refunding Second Subordinate Lien
Series 2022C:
9,400 5.400%, 10/01/49 - AGM Insured, (UB) (4) 10/37 at 100.00 BBB 4,752,828
34,890 5.450%, 10/01/52 - AGM Insured, (UB) (4) 10/37 at 100.00 BBB 17,458,956
7,410 Alameda Corridor Transportation Authority, California, Revenue Bonds,
Refunding Senior Lien Series 2022A, 0.000%, 10/01/51 - AGM Insured,
(UB) (4),(7)
10/37 at 100.00 A 3,718,338
Alameda Corridor Transportation Authority, California,
Revenue Bonds, Refunding Senior Lien Series 2022B:
4,000 5.300%, 10/01/47, (UB) (4) 10/37 at 100.00 A- 2,019,160
8,405 5.350%, 10/01/48, (UB) (4) 10/37 at 100.00 A- 4,229,984
5,185 5.375%, 10/01/49, (UB) (4) 10/37 at 100.00 A- 2,602,870
7,080 5.400%, 10/01/50, (UB) (4) 10/37 at 100.00 A- 3,541,487
4,000 California Municipal Finance Authority, Special Facility Revenue Bonds,
United Airlines, Inc. Los Angeles International Airport Project, Series
2019, 4.000%, 7/15/29, (AMT)
No Opt. Call BB- 3,898,360
10,000 Florida Development Finance Corporation, Florida, Surface Transportation
Facility Revenue Bonds, Brightline Passenger Rail Project, Green Series
2019B, 7.375%, 1/01/49, (AMT), 144A
1/24 at 107.00 N/R 9,657,500
5,000 Florida Development Finance Corporation, Florida, Surface Transportation
Facility Revenue Bonds, Virgin Trains USA Passenger Rail Project, Series
2019A, 6.375%, 1/01/49, (AMT), (Mandatory Put 1/01/26), 144A
7/23 at 102.00 N/R 4,775,000
10,845 Foothill/Eastern Transportation Corridor Agency, California, Toll Road
Revenue Bonds, Refunding Senior Lien Series 2021A, 4.000%, 1/15/46,
(UB) (4)
1/31 at 100.00 Baa2 10,279,976
Foothill/Eastern Transportation Corridor Agency, California,
Toll Road Revenue Bonds, Refunding Series 2013A:
5,000 0.000%, 1/15/37 - AGM Insured No Opt. Call BBB+ 2,881,950
1,775 5.000%, 1/15/42 - AGM Insured 1/24 at 100.00 BBB+ 1,785,029

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Transportation (continued)
$ 2,500 Foothill/Eastern Transportation Corridor Agency, California, Toll Road
Revenue Bonds, Refunding Term Rate Sub-Series 2013B-1, 3.950%,
1/15/53 - AGM Insured
7/27 at 100.00 A1 $ 2,319,000
Guam A.B. Won Pat  International Airport Authority, Revenue
Bonds, Series 2013C:
450 6.250%, 10/01/34, (AMT) 10/23 at 100.00 Baa2 453,487
90 6.125%, 10/01/43 - AGM Insured, (AMT) 10/23 at 100.00 Baa2 90,661
Guam Port Authority, Port Revenue Bonds, Private Activity
Series 2018B:
250 5.000%, 7/01/36, (AMT) 7/28 at 100.00 Baa2 261,237
400 5.000%, 7/01/37, (AMT) 7/28 at 100.00 Baa2 415,616
3,000 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Refunding Subordinate Series 2022G,
4.000%, 5/15/47, (AMT)
11/31 at 100.00 AA 2,802,960
10,000 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Subordinate Lien Series 2018C, 5.000%,
5/15/44, (AMT), (UB) (4)
11/27 at 100.00 AA- 10,274,500
5,000 San Diego County Regional Airport Authority, California, Airport Revenue
Bonds, Subordinate Series 2021B, 5.000%, 7/01/56, (AMT), (UB) (4)
7/31 at 100.00 A2 5,120,300
5,165 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Second Series 2018D, 5.000%, 5/01/48,
(AMT), (UB) (4)
5/28 at 100.00 A+ 5,261,379
4,500 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Second Series 2019A, 4.000%, 5/01/49,
(AMT), (UB) (4)
5/29 at 100.00 A+ 4,125,600
200 San Joaquin Hills Transportation Corridor Agency, Orange County,
California, Toll Road Revenue Bonds, Refunding Junior Lien Series
2014B, 5.250%, 1/15/49
1/25 at 100.00 BBB 203,370
50 San Joaquin Hills Transportation Corridor Agency, Orange County,
California, Toll Road Revenue Bonds, Refunding Series 1997A, 0.000%,
1/15/31 - NPFG Insured
No Opt. Call Baa2 36,950
6,650 San Jose, California, Airport Revenue Bonds, Refunding Series 2017A,
4.000%, 3/01/42 - BAM Insured, (AMT), (UB) (4)
3/27 at 100.00 A2 6,248,008
1,200 West Indian Company Limited, Virgin Islands, Port Facilities Revenue
Bonds, WICO Financing, Series 2022B, 6.500%, 4/01/52, (AMT), 144A
10/29 at 104.00 N/R 1,164,876
Total Transportation 110,379,382
U.S. Guaranteed - 0.7% (8)
Anaheim Public Financing Authority, California, Lease
Revenue Bonds, Public Improvement Project, Series
1997C:
2,320 0.000%, 9/01/35 - AGM Insured, (ETM) No Opt. Call AA 1,544,842
1,955 California Municipal Finance Authority, Mobile Home Park Revenue
Bonds, Windsor Mobile Country Club, Subordinate Series 2013B,
7.000%, 11/15/48, (Pre-refunded 11/15/23)
11/23 at 100.00 N/R 1,985,791
250 California Municipal Finance Authority, Revenue Bonds, Touro College
and University System, Series 2014A, 5.250%, 1/01/40, (Pre-refunded
7/01/24)
7/24 at 100.00 N/R 255,377
California School Finance Authority, California, Charter
School Revenue Bonds, Aspire Public Schools, Refunding
Series 2016:
40 5.000%, 8/01/46, (Pre-refunded 8/01/25), 144A 8/25 at 100.00 N/R 41,544
California School Finance Authority, Educational Facility
Revenue Bonds, Partnerships to Uplift Communities Valley
Project, Series 2014:
1,605 6.400%, 8/01/34, (Pre-refunded 2/01/24), 144A 2/24 at 100.00 BB+ 1,631,483
2,040 6.750%, 8/01/44, (Pre-refunded 2/01/24), 144A 2/24 at 100.00 BB+ 2,077,597
Guam A.B. Won Pat  International Airport Authority, Revenue
Bonds, Series 2013C:
295 6.250%, 10/01/34, (Pre-refunded 10/01/23), (AMT) 10/23 at 100.00 Baa2 297,286
410 6.125%, 10/01/43, (Pre-refunded 10/01/23) - AGM Insured, (AMT) 10/23 at 100.00 Baa2 413,010

Nuveen California High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
U.S. Guaranteed (8) (continued)
Santa Ana Financing Authority, California, Lease Revenue
Bonds, Police Administration and Housing Facility, Series
1994A:
$ 110 6.250%, 7/01/24, (ETM) No Opt. Call Baa2 $ 111,807
Total U.S. Guaranteed 8,358,737
Utilities - 7.3%
9,375 California Community Choice Financing Authority, Clean Energy Project
Revenue Bonds, Green Series 2023C, 5.250%, 1/01/54, (Mandatory Put
10/01/31)
10/30 at 100.65 Baa1 9,805,875
1,100 California Pollution Control Financing Authority Water Furnishing Revenue
Bonds (Poseidon Resources (Channelside) LP Desalination Project),
Series 2023 (AMT), 5.000%, 11/21/45, (AMT), 144A
7/33 at 100.00 Baa3 1,122,660
500 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Series 2016, 5.000%, 1/01/46
7/26 at 100.00 Baa2 504,600
25 Long Beach Bond Finance Authority, California, Natural Gas Purchase
Revenue Bonds, Series 2007A, 5.500%, 11/15/28
No Opt. Call A- 26,518
7,775 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Series 2022A, 5.000%, 7/01/51, (UB) (4)
7/31 at 100.00 N/R 8,451,192
5,000 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Series 2022B, 5.000%, 7/01/47, (UB) (4)
7/32 at 100.00 AA- 5,502,000
50 M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay
Contracts, Series 2009A, 6.500%, 11/01/39
No Opt. Call BBB+ 58,107
420 Pico Rivera Water Authority, California, Revenue Bonds, Refunding Water
System Project, Series 1999A, 5.500%, 5/01/29 - NPFG Insured
No Opt. Call Baa2 446,515
500 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Forward Delivery Series 2022A, 4.000%, 7/01/47,
144A
7/32 at 100.00 N/R 413,920
3,000 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2020A, 5.000%, 7/01/47, 144A
7/30 at 100.00 N/R 2,890,080
5 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021B, 5.000%, 7/01/37, 144A
7/31 at 100.00 N/R 4,965
8,000 Puerto Rico Electric Power Authority, Power Revenue Bonds, Federally
Taxable Build America Bonds, Series 2010YY, 4.050%, 7/01/40 (5)
7/23 at 100.00 D 5,440,000
25 Puerto Rico Electric Power Authority, Power Revenue Bonds, Refunding
Series 2005SS, 3.926%, 7/01/30 (5)
7/23 at 100.00 D 17,750
Puerto Rico Electric Power Authority, Power Revenue Bonds,
Refunding Series 2010DDD:
1,000 3.375%, 7/01/21 (5) 7/20 at 100.00 D 702,500
1,030 3.844%, 7/01/21 (5) 7/20 at 100.00 D 708,125
Puerto Rico Electric Power Authority, Power Revenue Bonds,
Refunding Series 2012A:
1,415 3.941%, 7/01/29 (5) 7/23 at 100.00 D 1,004,650
5,385 3.957%, 7/01/42 (5) 7/23 at 100.00 D 3,863,738
2,925 3.961%, 7/01/42 (5) 7/23 at 100.00 D 2,098,687
85 Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2003NN, 3.999%, 7/01/20 (5)
No Opt. Call D 59,713
1,950 Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2007TT, 3.957%, 7/01/32 (5)
7/23 at 100.00 D 1,399,125
1,140 Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2007VV, 5.250%, 7/01/34 - NPFG Insured
No Opt. Call D 1,126,582
Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010AAA:
500 3.978%, 7/01/24 (5) 7/23 at 100.00 D 357,500
275 3.978%, 7/01/25 (5) 7/23 at 100.00 D 196,625
3,000 3.978%, 7/01/27 (5) 7/23 at 100.00 D 2,152,500
1,020 3.978%, 7/01/31 (5) 7/23 at 100.00 D 731,850
Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010CCC:
135 3.957%, 7/01/24 (5) 7/23 at 100.00 D 96,525
200 3.941%, 7/01/27 (5) 7/23 at 100.00 D 142,000
2,000 3.990%, 7/01/28 (5) 7/23 at 100.00 D 1,360,000

Investments in Derivatives
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Utilities (continued)
Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010XX:
$ 1,445 3.926%, 7/01/25 (5) 7/23 at 100.00 D $ 1,024,144
95 3.978%, 7/01/26 (5) 7/23 at 100.00 D 67,925
1,000 3.978%, 7/01/35 (5) 7/23 at 100.00 D 717,500
Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010ZZ:
165 3.957%, 7/01/21 (5) 7/20 at 100.00 D 115,913
1,695 3.957%, 7/01/23 (5) No Opt. Call N/R 1,190,737
1,000 3.978%, 7/01/26 (5) 7/23 at 100.00 D 715,000
Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2013A:
220 4.143%, 7/01/30 (5) 7/23 at 100.00 D 160,050
4,430 4.102%, 7/01/36 (5) 7/23 at 100.00 D 3,217,287
Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series WW:
915 3.988%, 7/01/24 (5) 7/23 at 100.00 D 654,225
1,000 3.978%, 7/01/33 (5) 7/23 at 100.00 D 717,500
295 3.999%, 7/01/38 (5) 7/23 at 100.00 D 212,031
2,380 Puerto Rico Electric Power Authority, Power Revenue Bonds, Taxable Build
America Bond Series 2010EE, 4.036%, 7/01/30 (5)
7/23 at 100.00 D 1,618,400
San Joaquin County, California, Revenue Bonds, CSA
County Service Area 31, Refunding Series 2018A:
1,250 5.000%, 8/01/38 8/28 at 100.00 N/R 1,283,112
1,500 5.000%, 8/01/42 8/28 at 100.00 N/R 1,533,465
Southern California Public Power Authority, Natural Gas
Project 1 Revenue Bonds, Series 2007A:
1,000 5.000%, 11/01/29 No Opt. Call BBB+ 1,055,220
220 5.000%, 11/01/33 No Opt. Call BBB+ 236,183
2,190 Virgin Islands Water and Power Authority, Electric System Revenue Bonds,
Bond Anticipation Notes, Taxable Series 2022A, 7.750%, 7/01/24
No Opt. Call N/R 2,141,360
150 Virgin Islands Water and Power Authority, Electric System Revenue Bonds,
Bond Anticipation Notes, Taxable Series 2022B, 10.000%, 7/01/24
No Opt. Call N/R 148,473
West County Facilities Financing Authority, California,
Wastewater Revenue Bonds, Green Series 2021:
5,020 4.000%, 6/01/46, (UB) (4) 6/31 at 100.00 AA- 4,899,871
13,245 4.000%, 6/01/51, (UB) (4) 6/31 at 100.00 AA- 12,752,286
Total Utilities 85,144,984
Total Municipal Bonds
(cost $1,111,202,748) 1,414,442,289
Total Long-Term Investments
(cost $1,111,202,748) 1,414,442,289
Floating Rate Obligations - (25.3)%   (296,017,000)
Other Assets & Liabilities, Net - 4.4%(9) 51,785,564
Net Assets - 100% $ 1,170,210,853
Futures Contracts - Short
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
U.S. Treasury 10-Year Note (407) 9/23 $ (46,257,269) $ (46,588,781) $ (331,512)
U.S. Treasury 5-Year Note (345) 9/23 (37,480,353) (37,631,953) (151,600)
Total $(83,737,622) $(84,220,734) $(483,112)

Nuveen California High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2023
(Unaudited)

Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 1,414,163,768 $ 278,521 $ 1,414,442,289
Investments in Derivatives:
Futures Contracts* (483,112) – – (483,112)
Total
$ (483,112) $ 1,414,163,768 $ 278,521 $ 1,413,959,177
*
Represents net unrealized appreciation (depreciation) as reported in Fund's Portfolio of
Investments.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3) The ratings disclosed are the lowest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch,
Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade.
Holdings designated N/R are not rated by any of these national rating agencies.
(4) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(6) For fair value measurement disclosure purposes, investment classified as Level 3.
(7) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(8) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(9) Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter ("OTC") derivatives as well as the
OTC cleared and exchange-traded derivatives, when applicable.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
ETM Escrowed to maturity
IF Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the
Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction.
WI/DD Purchased on a when-issued or delayed delivery basis.